UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 27.7%
Capital Markets - 1.3%
Goldman Sachs Group, Inc. (The)	65,000	$10,535,200
State Street Corp.	70,800	4,685,544

		15,220,744

Commercial Banks - 5.6%
CIT Group, Inc. (a)	429,800	19,805,184
KeyCorp	182,300	1,965,194
Regions Financial Corp.	151,100	1,379,543
SunTrust Banks, Inc.	84,800	2,721,232
US Bancorp/MN	158,000	5,539,480
Wells Fargo & Co.	834,900	33,855,195

		65,265,828

Consumer Finance - 3.3%
Capital One Financial Corp.	382,700	23,317,911
Discover Financial Services	334,800	15,872,868

		39,190,779

Diversified Financial Services - 8.7%
Bank of America Corp.	2,354,100	32,157,006
Citigroup, Inc.	631,300	32,821,287
JPMorgan Chase & Co.	670,500	36,602,595

		101,580,888

Insurance - 8.8%
American International Group, Inc. (a)	365,400	16,245,684
Berkshire Hathaway, Inc. (a)	81,600	9,308,112
Chubb Corp. (The)	177,200	15,434,120
Everest Re Group Ltd.	80,600	10,446,566
Fidelity National Financial, Inc.-Class A	325,000	8,550,750
Genworth Financial, Inc.-Class A (a)	350,200	3,785,662
PartnerRe Ltd.	135,600	12,292,140
Progressive Corp. (The)	83,500	2,128,415
Reinsurance Group of America, Inc.-Class A	130,900	8,625,001
Torchmark Corp.	42,900	2,767,479
Travelers Cos., Inc. (The)	74,500	6,237,140
XL Group PLC	227,600	7,153,468

		102,974,537

		324,232,776

Consumer Discretionary - 16.9%
Auto Components - 1.8%
Lear Corp.	121,000	7,257,580
Magna International, Inc. (New York)-Class A (b)	58,100	3,870,622
TRW Automotive Holdings Corp. (a)	160,100	10,142,335

		21,270,537

Automobiles - 1.9%
Ford Motor Co.	1,421,100	22,282,848

Company	Shares	U.S. $ Value
Household Durables - 1.2%
PulteGroup, Inc. (a)	665,000	14,357,350

Media - 6.8%
Comcast Corp.-Class A	395,600	15,883,340
Gannett Co., Inc.	173,900	3,738,850
News Corp.-Class A	404,900	13,001,339
Regal Entertainment Group-Class A	169,200	2,994,840
Time Warner Cable, Inc.-Class A	90,900	8,681,859
Time Warner, Inc.	134,000	7,821,580
Viacom, Inc.-Class B	245,700	16,189,173
Virgin Media, Inc.	228,100	11,327,446

		79,638,427

Multiline Retail - 1.2%
Macy’s, Inc.	298,400	14,424,656

Specialty Retail - 4.0%
GameStop Corp.-Class A (b)	407,100	13,499,436
Home Depot, Inc. (The)	21,300	1,675,458
Lowe’s Cos., Inc.	246,600	10,384,326
Staples, Inc.	96,200	1,443,000
TJX Cos., Inc.	379,400	19,201,434

		46,203,654

		198,177,472

Energy - 15.8%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.	142,200	9,784,782
Halliburton Co.	232,900	9,746,865
Helix Energy Solutions Group, Inc. (a)	233,900	5,580,854
Nabors Industries Ltd.	324,000	5,187,240

		30,299,741

Oil, Gas & Consumable Fuels - 13.2%
BP PLC (Sponsored ADR)	145,900	6,260,569
Chevron Corp.	268,500	32,958,375
Exxon Mobil Corp.	749,400	67,798,218
HollyFrontier Corp.	30,100	1,489,950
Marathon Petroleum Corp.	204,200	16,846,500
Phillips 66	86,400	5,751,648
Royal Dutch Shell PLC (ADR)	127,300	8,448,901
Valero Energy Corp.	377,500	15,337,825

		154,891,986

		185,191,727

Health Care - 12.5%
Biotechnology - 0.7%
Vertex Pharmaceuticals, Inc. (a)	107,500	8,633,325

Health Care Equipment & Supplies - 1.3%
Medtronic, Inc.	287,700	14,675,577

Health Care Providers & Services - 3.5%
Aetna, Inc.	195,700	11,816,366
Health Net, Inc./CA (a)	230,800	7,355,596

2

Company	Shares	U.S. $ Value
WellPoint, Inc.	288,900	22,236,633

		41,408,595

Pharmaceuticals - 7.0%
Johnson & Johnson	249,300	20,986,074
Merck & Co., Inc.	282,200	13,178,740
Pfizer, Inc.	1,438,300	39,164,909
Roche Holding AG (Sponsored ADR)	145,000	9,039,300

		82,369,023

		147,086,520

Information Technology - 6.1%
Communications Equipment - 0.5%
Harris Corp.	127,500	6,391,575

Computers & Peripherals - 2.2%
Hewlett-Packard Co.	1,049,650	25,632,453

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	1,013,900	15,411,280
Micron Technology, Inc. (a)	406,000	4,742,080

		20,153,360

Software - 1.7%
CA, Inc.	47,600	1,299,956
Electronic Arts, Inc. (a)	376,150	8,647,689
Symantec Corp. (a)	418,000	9,359,020

		19,306,665

		71,484,053

Industrials - 6.0%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	47,900	3,946,481

Airlines - 1.0%
Delta Air Lines, Inc. (a)	656,400	11,821,764

Industrial Conglomerates - 3.0%
General Electric Co.	1,492,700	34,809,764

Machinery - 1.7%
Illinois Tool Works, Inc.	184,400	12,931,972
Parker Hannifin Corp.	14,000	1,396,640
Terex Corp. (a)	46,700	1,675,129
Timken Co.	63,300	3,592,908

		19,596,649

		70,174,658

Consumer Staples - 4.5%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	43,900	1,631,324

Food & Staples Retailing - 1.7%
CVS Caremark Corp.	55,100	3,172,658
Kroger Co. (The)	499,600	16,821,532

		19,994,190

Company	Shares	U.S. $ Value
Household Products - 0.8%
Procter & Gamble Co. (The)	127,900	9,817,604

Tobacco - 1.8%
Altria Group, Inc.	302,300	10,913,030
Philip Morris International, Inc.	113,500	10,318,285

		21,231,315

		52,674,433

Materials - 3.8%
Chemicals - 2.9%
Axiall Corp.	123,700	5,337,655
Huntsman Corp.	533,300	10,372,685
LyondellBasell Industries NV	276,100	18,402,065

		34,112,405

Containers & Packaging - 0.9%
Rock Tenn Co.	101,000	9,976,780

		44,089,185

Utilities - 3.2%
Electric Utilities - 2.0%
Edison International	168,400	7,736,296
NV Energy, Inc.	668,000	15,657,920

		23,394,216

Gas Utilities - 0.8%
Atmos Energy Corp.	223,400	9,431,948

Multi-Utilities - 0.4%
DTE Energy Co.	28,400	1,891,724
Sempra Energy	36,800	2,991,840

		4,883,564

		37,709,728

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	303,800	10,629,962

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC (Sponsored ADR)	407,800	11,805,810

		22,435,772

Total Common Stocks (cost $895,444,055)		1,153,256,324

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (cost $5,086,093)	5,086,093	5,086,093

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $900,530,148)		1,158,342,417

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $16,043,871)	16,043,871	16,043,871

Total Investments - 100.2% (cost $916,574,019) (d)		1,174,386,288
Other assets less liabilities - (0.2)%		(1,849,264)

Net Assets - 100.0%		$1,172,537,024

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $260,364,095 and gross unrealized depreciation of investments was $(2,551,826), resulting in net unrealized appreciation of $257,812,269.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$324,232,776		$	– 0	–	$	– 0	–	$324,232,776
Consumer Discretionary	198,177,472			– 0	–		– 0	–	198,177,472
Energy	185,191,727			– 0	–		– 0	–	185,191,727
Health Care	138,047,220			9,039,300			– 0	–	147,086,520
Information Technology	71,484,053			– 0	–		– 0	–	71,484,053
Industrials	70,174,658			– 0	–		– 0	–	70,174,658
Consumer Staples	52,674,433			– 0	–		– 0	–	52,674,433
Materials	44,089,185			– 0	–		– 0	–	44,089,185
Utilities	37,709,728			– 0	–		– 0	–	37,709,728
Telecommunication Services	22,435,772			– 0	–		– 0	–	22,435,772
Short-Term Investments	5,086,093			– 0	–		– 0	–	5,086,093
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,043,871			– 0	–		– 0	–	16,043,871

Total Investments in Securities	1,165,346,988			9,039,300			– 0	–	1,174,386,288
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$1,165,346,988			$9,039,300		$	– 0	–	$1,174,386,288

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Information Technology - 27.2%
Communications Equipment - 1.9%
F5 Networks, Inc. (a)	107,060	$8,908,463
QUALCOMM, Inc.	207,020	13,141,629

		22,050,092

Computers & Peripherals - 5.2%
Apple, Inc.	120,790	54,316,847
EMC Corp./MA (a)	266,737	6,604,408

		60,921,255

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	106,320	8,282,328

Internet Software & Services - 8.7%
eBay, Inc. (a)	552,123	29,869,854
Facebook, Inc. (a)	639,210	15,564,764
Google, Inc.-Class A (a)	53,255	46,353,685
LinkedIn Corp. (a)	58,600	9,817,258

		101,605,561

IT Services - 5.3%
Cognizant Technology Solutions Corp.-Class A (a)	655,650	42,387,773
Visa, Inc.-Class A	108,510	19,329,971

		61,717,744

Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	485,550	9,060,363

Software - 4.6%
ANSYS, Inc. (a)	242,220	18,045,390
Citrix Systems, Inc. (a)	391,100	25,167,285
Red Hat, Inc. (a)	125,550	6,055,277
SolarWinds, Inc. (a)	86,589	3,649,726

		52,917,678

		316,555,021

Health Care - 18.9%
Biotechnology - 8.7%
Biogen Idec, Inc. (a)	243,087	57,730,732
Celgene Corp. (a)	193,350	23,907,727
Gilead Sciences, Inc. (a)	241,440	13,153,651
Quintiles Transnational Holdings, Inc. (a)	152,750	6,727,110

		101,519,220

Health Care Equipment & Supplies - 3.2%
IDEXX Laboratories, Inc. (a)	96,730	7,974,421
Intuitive Surgical, Inc. (a)	59,840	29,772,195

		37,746,616

Company	Shares	U.S. $ Value
Health Care Providers & Services - 3.1%
McKesson Corp.	74,470	8,479,154
UnitedHealth Group, Inc.	436,945	27,365,866

		35,845,020

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	132,700	9,331,464
Mettler-Toledo International, Inc. (a)	20,959	4,574,511

		13,905,975

Pharmaceuticals - 2.7%
Allergan, Inc./United States	310,430	30,884,681

		219,901,512

Consumer Discretionary - 15.6%
Automobiles - 0.9%
Harley-Davidson, Inc.	197,097	10,749,670

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc.-Class A (a)	20,790	7,505,190
Starbucks Corp.	323,900	20,428,373

		27,933,563

Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)	115,520	31,078,346
priceline.com, Inc. (a)	42,440	34,118,789

		65,197,135

Media - 4.9%
Comcast Corp.-Class A	611,930	24,568,990
Walt Disney Co. (The)	518,680	32,718,334

		57,287,324

Specialty Retail - 1.0%
O’Reilly Automotive, Inc. (a)	100,190	10,911,693

Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	50,840	9,347,443

		181,426,828

Industrials - 12.6%
Aerospace & Defense - 6.6%
Boeing Co. (The)	396,800	39,291,136
Precision Castparts Corp.	178,098	38,098,724

		77,389,860

Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	75,623	8,300,380

Electrical Equipment - 1.5%
AMETEK, Inc.	201,147	8,679,493
Roper Industries, Inc.	70,210	8,721,486

		17,400,979

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.4%
Danaher Corp.	450,279	27,836,248

Machinery - 0.8%
Flowserve Corp.	52,184	8,773,696

Trading Companies & Distributors - 0.6%
WW Grainger, Inc.	26,340	6,780,970

		146,482,133

Financials - 6.3%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	126,900	20,811,600
BlackRock, Inc.-Class A	43,900	12,256,880

		33,068,480

Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc. (a)	238,931	40,907,377

		73,975,857

Energy - 6.1%
Energy Equipment & Services - 4.2%
National Oilwell Varco, Inc.	137,420	9,660,626
Oceaneering International, Inc.	166,540	12,070,819
Schlumberger Ltd.	372,623	27,212,658

		48,944,103

Oil, Gas & Consumable Fuels - 1.9%
EOG Resources, Inc.	65,011	8,392,920
Noble Energy, Inc.	236,094	13,610,819

		22,003,739

		70,947,842

Consumer Staples - 6.0%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	127,160	13,945,637

Food Products - 1.6%
Hershey Co. (The)	210,670	18,772,804

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The)-Class A	153,660	10,415,075

Tobacco - 2.3%
Philip Morris International, Inc.	298,915	27,174,362

		70,307,878

Materials - 2.2%
Chemicals - 2.2%
Monsanto Co.	260,255	26,192,063

Total Common Stocks (cost $822,814,384)		1,105,789,134

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.3%
Investment Companies - 5.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $61,292,536)	61,292,536	61,292,536

Total Investments - 100.2% (cost $884,106,920) (c)		1,167,081,670
Other assets less liabilities - (0.2)%		(2,341,472)

Net Assets - 100.0%		$1,164,740,198

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $288,705,485 and gross unrealized depreciation of investments was $(5,730,735), resulting in net unrealized appreciation of $282,974,750.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks *	$1,105,789,134		$	– 0	–	$	– 0	–	$1,105,789,134
Short-Term Investments	61,292,536			– 0	–		– 0	–	61,292,536

Total Investments in Securities	1,167,081,670			– 0	–		– 0	–	1,167,081,670
Other Financial Instruments **	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,167,081,670		$	– 0	–	$	– 0	–	$1,167,081,670

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.0%
Energy - 23.3%
Coal & Consumable Fuels - 0.7%
Adaro Energy Tbk PT	1,436,800	$135,676
Banpu PCL	140,100	1,383,647
Cameco Corp.	87,870	1,910,383
China Coal Energy Co., Ltd.-Class H	206,700	134,597
China Shenhua Energy Co., Ltd.-Class H	167,870	547,624
Coal India Ltd.	31,010	177,419
Consol Energy, Inc.	9,980	346,106
Exxaro Resources Ltd.	59,080	926,536
Peabody Energy Corp.	12,290	241,744

		5,803,732

Integrated Oil & Gas - 16.7%
BG Group PLC	374,120	6,827,692
BP PLC	1,968,320	14,067,981
Cenovus Energy, Inc.	33,900	1,014,956
Chevron Corp.	133,310	16,363,802
China Petroleum & Chemical Corp.-Class H	3,920,100	4,007,858
ENI SpA	324,970	7,390,305
Exxon Mobil Corp.	384,470	34,783,001
Galp Energia SGPS SA	4,676	76,529
Gazprom OAO (Sponsored ADR)	833,350	6,308,459
Hess Corp.	41,090	2,769,877
LUKOIL OAO (London) (Sponsored ADR)	19,620	1,148,751
Murphy Oil Corp.	20,960	1,327,187
Origin Energy Ltd.	48,700	620,431
PetroChina Co., Ltd.-Class H	947,800	1,097,955
Petroleo Brasileiro SA	133,700	1,180,440
Petroleo Brasileiro SA (ADR)	235,620	4,186,967
Petroleo Brasileiro SA (Preference Shares)	188,700	1,761,188
Petroleo Brasileiro SA (Sponsored ADR)	99,878	1,861,726
PTT PCL	165,000	1,776,713
Repsol SA	43,700	994,353
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	273,773	9,141,893
Royal Dutch Shell PLC-Class A	146,615	4,879,474
Royal Dutch Shell PLC-Class B	205,860	7,096,592
Sasol Ltd.	24,600	1,097,127
Statoil ASA	104,180	2,352,339
Suncor Energy, Inc. (Toronto)	214,410	6,504,167
Total SA	127,700	6,382,872

		147,020,635

Oil & Gas Drilling - 0.5%
Diamond Offshore Drilling, Inc.	19,220	1,322,528
Helmerich & Payne, Inc.	14,190	876,091
Seadrill Ltd. (a)	44,550	1,805,611

		4,004,230

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA	69,170	1,019,277
Halliburton Co.	40,710	1,703,714
Schlumberger Ltd.	36,080	2,634,922

		5,357,913

Company	Shares	U.S. $ Value
Oil & Gas Exploration & Production - 4.7%
Anadarko Petroleum Corp.	53,910	4,715,508
Apache Corp.	15,300	1,256,589
ARC Resources Ltd. (a)	13,100	362,643
Athabasca Oil Corp. (b)	35,900	254,165
Cabot Oil & Gas Corp.	22,440	1,578,878
Cairn India Ltd.	44,800	224,769
Canadian Natural Resources Ltd.	42,900	1,278,621
Canadian Oil Sands Ltd.	21,800	422,017
Chesapeake Energy Corp.	29,900	653,016
Cimarex Energy Co.	2,600	182,364
CNOOC Ltd.	700,400	1,225,120
Cobalt International Energy, Inc. (b)	10,500	272,370
ConocoPhillips	45,200	2,772,568
Continental Resources, Inc./OK (b)	3,600	292,068
Crescent Point Energy Corp. (a)	15,600	564,865
Devon Energy Corp.	17,300	983,505
EnCana Corp.	33,100	631,191
EOG Resources, Inc.	30,690	3,962,079
EQT Corp.	6,700	535,196
Inpex Corp.	99	421,442
Kunlun Energy Co., Ltd.	144,000	274,821
Lundin Petroleum AB (b)	76,810	1,591,572
Marathon Oil Corp.	31,690	1,089,819
MEG Energy Corp. (b)	11,900	337,229
Newfield Exploration Co. (b)	8,850	210,542
Noble Energy, Inc.	39,300	2,265,645
NovaTek OAO (Sponsored GDR) (c)	4,100	460,020
Occidental Petroleum Corp.	78,680	7,244,068
OGX Petroleo e Gas Participacoes SA (b)	172,600	113,627
Oil & Natural Gas Corp. Ltd.	54,600	314,257
Pioneer Natural Resources Co.	5,300	735,004
Range Resources Corp.	7,300	548,814
Santos Ltd.	42,900	529,853
Southwestern Energy Co. (b)	15,700	591,733
Talisman Energy, Inc.	46,400	542,881
Tullow Oil PLC	40,800	642,074
Vermilion Energy, Inc. (a)	3,200	161,242
Whiting Petroleum Corp. (b)	7,197	331,566
Woodside Petroleum Ltd.	29,600	1,008,881

		41,582,622

Oil & Gas Refining & Marketing - 0.1%
Valero Energy Corp.	20,890	848,761

		204,617,893

Materials - 12.9%
Aluminum - 0.1%
Alcoa, Inc.	50,900	432,650
Alumina Ltd. (b)	215,290	208,402
Hindalco Industries Ltd.	77,300	139,383
Norsk Hydro ASA	35,000	158,648

		939,083

Company	Shares	U.S. $ Value
Diversified Chemicals - 0.2%
BASF SE	22,740	2,203,854

Diversified Metals & Mining - 5.6%
Anglo American PLC	213,450	4,890,627
Antofagasta PLC	37,890	537,721
Assore Ltd. (a)	8,600	304,694
BHP Billiton Ltd.	323,870	10,573,270
BHP Billiton PLC	109,200	3,140,060
Eurasian Natural Resources Corp. PLC	92,400	334,384
First Quantum Minerals Ltd.	29,900	535,273
Freeport-McMoRan Copper & Gold, Inc.	142,210	4,415,620
Glencore Xstrata PLC	682,130	3,317,417
Grupo Mexico SAB de CV	182,300	603,470
Iluka Resources Ltd.	6,414	67,546
KGHM Polska Miedz SA	6,400	285,925
Korea Zinc Co., Ltd.	1,300	371,927
Minera Frisco SAB de CV (a)(b)	130,260	484,209
MMC Norilsk Nickel OJSC (ADR)	158,770	2,298,990
Rio Tinto Ltd.	22,620	1,171,798
Rio Tinto PLC	255,010	10,891,663
Southern Copper Corp.	11,190	348,569
Sterlite Industries India Ltd.	128,200	210,102
Sumitomo Metal Mining Co., Ltd.	16,960	213,119
Teck Resources Ltd.	127,550	3,406,665
Turquoise Hill Resources Ltd. (b)	28,400	189,562
Vedanta Resources PLC	18,100	342,722

		48,935,333

Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc.	23,295	2,153,903
CF Industries Holdings, Inc.	2,100	401,016
Incitec Pivot Ltd.	64,400	177,715
Israel Chemicals Ltd.	18,300	203,534
Israel Corp., Ltd. (The)	209	128,868
K&S AG	6,700	282,303
Monsanto Co.	51,060	5,138,678
Mosaic Co. (The)	10,200	620,364
Potash Corp. of Saskatchewan, Inc.	34,200	1,446,511
Syngenta AG	3,000	1,170,291
Uralkali OJSC (Sponsored GDR) (c)	8,640	312,336

		12,035,519

Forest Products - 0.0%
Duratex SA	13,860	94,026

Gold - 2.2%
Agnico-Eagle Mines Ltd. (a)	47,402	1,540,822
Anglogold Ashanti Ltd.	19,380	351,608
Barrick Gold Corp. (a)	47,700	1,002,080
Cia de Minas Buenaventura SA (ADR)-Class B	16,200	290,790
Eldorado Gold Corp.	42,520	343,687
Franco-Nevada Corp.	4,400	183,597
Gold Fields Ltd.	48,010	291,701
Goldcorp, Inc.	191,760	5,691,300
IAMGOLD Corp.	32,500	170,219
Kinross Gold Corp.	488,070	3,201,231
Koza Altin Isletmeleri AS	55,920	987,009
New Gold, Inc. (b)	179,440	1,220,209

Company	Shares	U.S. $ Value
Newcrest Mining Ltd.	36,500	498,660
Newmont Mining Corp.	23,600	809,008
Osisko Mining Corp. (b)	48,600	209,073
Randgold Resources Ltd.	2,700	212,430
Real Gold Mining Ltd. (a)(b)(d)(e)	686,500	38,912
Yamana Gold, Inc.	190,540	2,245,863
Zijin Mining Group Co., Ltd. (a)	1,064,800	295,776

		19,583,975

Paper Products - 0.3%
Fibria Celulose SA (b)	19,600	215,144
International Paper Co.	16,500	761,475
Mondi PLC	99,940	1,315,513
OJI Holdings Corp.	67,000	233,212
Stora Enso Oyj	24,600	178,002
UPM-Kymmene Oyj	13,500	143,729

		2,847,075

Precious Metals & Minerals - 0.3%
Anglo American Platinum Ltd. (b)	11,110	361,852
Dominion Diamond Corp. (b)	51,620	775,849
Fresnillo PLC	16,100	282,094
Impala Platinum Holdings Ltd.	25,600	268,336
Industrias Penoles SAB de CV	4,300	163,527
Kazakhmys PLC	4,977	24,536
North American Palladium Ltd. (a)(b)	555,710	605,724
Silver Wheaton Corp.	16,900	400,840

		2,882,758

Specialty Chemicals - 0.4%
Johnson Matthey PLC	24,570	947,748
Koninklijke DSM NV	33,536	2,200,315

		3,148,063

Steel - 2.4%
Allegheny Technologies, Inc.	5,000	137,850
ArcelorMittal (Euronext Amsterdam)	44,600	563,620
Arrium Ltd.	591,757	446,891
Cia Siderurgica Nacional SA	61,030	187,210
Cliffs Natural Resources, Inc. (a)	14,430	260,317
Commercial Metals Co.	121,470	1,873,067
Daido Steel Co., Ltd.	40,000	213,771
Eregli Demir ve Celik Fabrikalari TAS	149,627	178,308
Evraz PLC	127,870	258,282
Fortescue Metals Group Ltd.	70,670	220,518
Fosun International Ltd.	324,820	273,554
Gerdau SA	48,300	293,390
Hitachi Metals Ltd.	14,000	144,138
Hyundai Hysco Co., Ltd.	3,500	106,610
Hyundai Steel Co.	3,280	206,730
Industrias CH SAB de CV (a)(b)	28,920	207,085
JFE Holdings, Inc.	107,600	2,211,284
Jindal Steel & Power Ltd.	42,900	216,877
JSW Steel Ltd.	17,640	212,791
Kobe Steel Ltd. (b)	178,370	235,329
Kumba Iron Ore Ltd. (a)	2,500	128,215

Company	Shares	U.S. $ Value
Metalurgica Gerdau SA (Preference Shares)	13,300	102,150
Nippon Steel & Sumitomo Metal Corp.	394,920	990,032
Novolipetsk Steel OJSC (GDR) (c)	13,880	193,348
Nucor Corp.	15,100	672,101
POSCO	3,370	953,990
Severstal OAO (GDR) (c)	25,550	200,568
Tata Steel Ltd.	39,340	202,880
ThyssenKrupp AG (b)	18,400	364,896
United States Steel Corp. (a)	61,380	1,085,813
Vale SA	67,670	966,489
Vale SA (Preference Shares)	103,990	1,404,627
Vale SA (Sponsored ADR) (Local Preference Shares)	361,350	4,870,998
Voestalpine AG	7,230	239,604

		20,823,333

		113,493,019

Equity: Other - 10.0%
Diversified/Specialty - 8.1%
Acucap Properties Ltd.	23,550	107,616
Agung Podomoro Land Tbk PT	33,750	1,685
Alam Sutera Realty Tbk PT	1,811,500	195,070
Amata Corp. PCL	57,600	40,334
Anant Raj Ltd.	21,700	24,734
AP Thailand PCL	94,100	23,778
Armada Hoffler Properties, Inc. (b)	98,494	1,129,726
Ayala Land, Inc.	1,564,332	1,244,023
Azrieli Group	1,900	54,599
Bakrieland Development Tbk PT (b)	3,490,300	17,711
Beni Stabili SpA	79,900	55,589
Boral Ltd.	207,530	896,544
British Land Co. PLC	246,914	2,272,079
Bumi Serpong Damai PT	876,100	196,299
Buzzi Unicem SpA	65,550	1,085,389
CA Immobilien Anlagen AG (b)	4,800	64,809
Capital Property Fund	713,850	730,739
CapitaLand Ltd.	244,000	663,854
Central Pattana PCL	143,950	255,568
Ciputra Development Tbk PT	1,392,200	219,098
Ciputra Property Tbk PT	246,600	36,940
Ciputra Surya Tbk PT	62,000	24,299
City Developments Ltd.	16,000	135,739
Cofinimmo	5,660	650,909
Country Garden Holdings Co., Ltd.	3,611,600	2,059,715
CyrusOne, Inc.	82,636	1,791,548
Dexus Property Group	1,122,585	1,176,109
Digital Realty Trust, Inc. (a)	20,440	1,245,000
DLF Ltd.	39,400	136,530
Duke Realty Corp.	98,680	1,635,128
Dundee Real Estate Investment Trust	28,566	939,296
Eastern & Oriental Bhd	83,750	58,111
Even Construtora e Incorporadora SA	28,600	112,034
Evergrande Real Estate Group Ltd. (a)	3,957,750	1,578,669
F&C Commercial Property Trust Ltd.	24,500	40,501
Fastighets AB Balder (b)	10,900	86,359
Fibra Uno Administracion SA de CV	470,010	1,631,651
Fonciere Des Regions	1,500	126,861

Company	Shares	U.S. $ Value
Franshion Properties China Ltd.	599,100	220,196
Gecina SA	800	97,370
Globe Trade Centre SA (b)	26,950	69,400
GPT Group	41,120	152,286
Greentown China Holdings Ltd. (a)(b)	114,100	202,592
Growthpoint Properties Ltd.	430,050	1,082,195
Guangzhou R&F Properties Co., Ltd.	168,046	311,409
Hang Lung Properties Ltd.	171,000	597,737
Helbor Empreendimentos SA	13,780	62,473
Helical Bar PLC	5,950	23,883
Henderson Land Development Co., Ltd.	105,000	735,949
Hui Xian Real Estate Investment Trust	106,450	71,493
Hysan Development Co., Ltd.	23,000	102,252
ICADE	13,640	1,229,537
IGB Corp. Bhd	140,200	117,173
IMMOFINANZ AG (b)	37,500	153,438
Investors Real Estate Trust	45,872	412,848
Is Gayrimenkul Yatirim Ortakligi AS	34,597	28,582
Kawasan Industri Jababeka Tbk PT (b)	1,589,200	66,132
Keppel Land Ltd.	28,000	82,243
Kerry Properties Ltd.	328,000	1,331,779
Kiwi Income Property Trust	59,450	56,680
KLCC Property Holdings Bhd	49,700	109,055
Land Securities Group PLC	71,637	1,010,484
Lippo Karawaci Tbk PT	2,109,400	396,246
Londonmetric Property PLC	19,550	34,041
Longfor Properties Co., Ltd.	161,400	272,976
LPN Development PCL	809,600	675,224
Mah Sing Group Bhd	95,000	98,089
Mapletree Commercial Trust	1,001,300	1,055,591
Megaworld Corp.	1,751,350	151,137
Mexico Real Estate Management SA de CV (b)	684,130	1,695,568
Mitsubishi Estate Co., Ltd.	221,000	5,444,771
Mitsui Fudosan Co., Ltd.	164,000	4,524,484
New World Development Co., Ltd.	1,237,000	1,960,559
Nomura Real Estate Holdings, Inc.	4,500	99,786
Pakuwon Jati Tbk PT	2,386,700	102,278
Poly Property Group Co., Ltd. (b)	275,400	184,210
Premier Investment Corp.	50	194,406
Pruksa Real Estate PCL	72,900	62,004
Quality Houses PCL	404,550	54,786
Quintain Estates & Development PLC (b)	250	285
Redefine Properties Ltd.	294,150	287,662
Regal Entertainment Group-Class A	101,860	1,802,922
Resilient Property Income Fund Ltd.	35,700	178,465
Robinsons Land Corp.	206,200	106,832
Sansiri PCL	359,250	47,702
SC Asset Corp. PCL	148,500	27,223
SeaWorld Entertainment, Inc. (b)	48,150	1,704,028
Sino Land Co., Ltd.	106,000	157,631
Sinpas Gayrimenkul Yatirim Ortakligi AS	21,500	16,068
Soho China Ltd. (a)	236,200	200,186
SP Setia Bhd	124,300	148,005
Spirit Realty Capital, Inc.	44,982	902,789
Sponda Oyj	18,900	97,817
ST Modwen Properties PLC	4,750	20,498
Sumitomo Realty & Development Co., Ltd.	83,000	3,174,287
Summarecon Agung Tbk PT	595,800	170,315

Company	Shares	U.S. $ Value
Sun Hung Kai Properties Ltd.	285,305	3,786,416
Suntec Real Estate Investment Trust	80,000	109,035
Supalai PCL	949,450	633,489
Swire Properties Ltd.	488,300	1,517,852
TAG Immobilien AG	3,550	40,786
Ticon Industrial Connection PCL	47,350	34,564
Tokyu Land Corp.	15,000	135,558
Torunlar Gayrimenkul Yatirim Ortakligi AS	19,350	42,216
Unite Group PLC	5,650	30,920
Unitech Ltd. (b)	198,100	82,962
United Urban Investment Corp. (a)	50	64,134
UOL Group Ltd.	264,602	1,395,130
Vornado Realty Trust	8,000	639,600
Vukile Property Fund Ltd.	64,100	108,299
Wallenstam AB	5,800	78,709
Wereldhave Belgium NV	700	78,136
West Fraser Timber Co., Ltd.	16,000	1,188,483
Wharf Holdings Ltd.	356,000	3,161,465
Wheelock & Co., Ltd.	173,000	971,667
Wihlborgs Fastigheter AB	4,400	71,315
Yuexiu Property Co., Ltd.	545,555	163,084

		71,454,520

Health Care - 1.9%
Chartwell Retirement Residences	87,260	914,894
HCP, Inc.	49,870	2,362,841
Health Care REIT, Inc.	38,530	2,621,196
LTC Properties, Inc.	47,010	1,956,086
Medical Properties Trust, Inc.	134,665	1,998,429
Omega Healthcare Investors, Inc.	73,260	2,374,356
Sabra Health Care REIT, Inc.	18,170	491,498
Senior Housing Properties Trust	61,420	1,587,707
Ventas, Inc.	31,680	2,261,002

		16,568,009

		88,022,529

Retail - 4.3%
Regional Mall - 2.0%
BR Malls Participacoes SA	111,310	1,136,071
CapitaMall Trust	93,000	157,541
CFS Retail Property Trust Group	70,750	135,634
General Growth Properties, Inc.	81,980	1,683,049
Macerich Co. (The)	6,900	447,879
Multiplan Empreendimentos Imobiliarios SA	36,400	943,225
Pennsylvania Real Estate Investment Trust	103,780	2,064,184
Simon Property Group, Inc.	42,111	7,008,955
Westfield Group	361,117	3,963,638

		17,540,176

Shopping Center/Other Retail - 2.3%
Aeon Mall Co., Ltd.	39,500	1,034,310
Aliansce Shopping Centers SA	49,700	501,223
American Realty Capital Properties, Inc.	66,756	1,016,026
Atrium European Real Estate Ltd.	1,200	7,097
Capital & Counties Properties PLC	21,700	107,530
CapitaMalls Asia Ltd.	55,650	84,129
CapitaMalls Malaysia Trust	136,700	81,605
Corio NV	20,488	913,171

Company	Shares	U.S. $ Value
DDR Corp.	84,420	1,473,973
Deutsche Euroshop AG	1,950	84,206
Development Securities PLC	8,350	25,755
Eurocommercial Properties NV	2,800	111,253
Federation Centres Ltd.	35,200	83,436
Fountainhead Property Trust	141,500	113,339
Fukuoka REIT Co.	71	539,990
Hammerson PLC	19,600	151,978
Hyprop Investments Ltd.	100,150	677,822
Iguatemi Empresa de Shopping Centers SA	9,700	112,770
Intu Properties PLC	18,650	95,613
Japan Retail Fund Investment Corp.	583	1,106,791
Klepierre	40,882	1,759,969
Link REIT (The)	251,878	1,295,819
Pavilion Real Estate Investment Trust	137,100	69,455
RioCan Real Estate Investment Trust (Toronto)	12,821	340,080
Shaftesbury PLC	8,950	83,412
SM Prime Holdings, Inc.	803,200	380,033
Unibail-Rodamco SE	19,697	4,839,182
Vastned Retail NV	5,916	261,591
Westfield Retail Trust	794,560	2,331,726

		19,683,284

		37,223,460

Residential - 4.1%
Multi-Family - 3.2%
Advance Residence Investment Corp.	50	103,431
Agile Property Holdings Ltd.	185,900	224,767
Associated Estates Realty Corp.	89,640	1,472,785
AvalonBay Communities, Inc.	6,000	795,960
Berkeley Group Holdings PLC	32,350	1,034,963
Brookfield Residential Properties, Inc. (b)	85,437	1,876,197
China Overseas Land & Investment Ltd.	1,535,800	4,542,759
China Resources Land Ltd.	215,500	658,394
China Vanke Co., Ltd.-Class B	616,764	1,229,828
Consorcio ARA SAB de CV (b)	99,660	33,537
Corp. GEO SAB de CV (b)	108,590	47,589
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,020	238,416
Desarrolladora Homex SAB de CV (a)(b)	1,500	1,193
Deutsche Wohnen AG	5,250	97,739
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	84,350	139,194
Equity Residential	22,460	1,270,113
Ez Tec Empreendimentos e Participacoes SA	4,950	68,179
Gafisa SA (b)	62,700	111,243
Grainger PLC	14,850	34,673
GSW Immobilien AG	1,820	70,994
Land and Houses PCL	347,600	132,434
LEG Immobilien AG (b)	38,581	2,201,393
Mid-America Apartment Communities, Inc.	18,860	1,281,914
Mirvac Group	494,819	788,720
MRV Engenharia e Participacoes SA	186,510	562,543
Patrizia Immobilien AG (b)	350	4,134
PDG Realty SA Empreendimentos e Participacoes	154,630	157,388
Persimmon PLC (b)	69,690	1,281,550
PIK Group (GDR) (b)(c)	29,520	58,184
Property Perfect PCL	577,750	31,488

Company	Shares	U.S. $ Value
Rossi Residencial SA	911,821	1,468,756
Shimao Property Holdings Ltd.	516,150	1,109,168
Sino-Ocean Land Holdings Ltd. (a)	364,850	222,911
Stockland	650,590	2,256,221
Sun Communities, Inc.	36,130	1,805,416
Urbi Desarrollos Urbanos SAB de CV (a)(b)	52,560	9,954
Vista Land & Lifescapes, Inc.	44,000	6,801
Wing Tai Holdings Ltd.	306,600	511,446
Yanlord Land Group Ltd.	52,900	59,440

		28,001,815

Self Storage - 0.5%
Big Yellow Group PLC	3,550	22,381
Extra Space Storage, Inc.	56,827	2,380,483
Public Storage	12,520	1,900,536
Safestore Holdings PLC	350	723

		4,304,123

Single Family - 0.4%
LIXIL Group Corp.	42,800	1,020,261
Masco Corp.	94,210	1,980,294
Ply Gem Holdings, Inc. (b)	43,958	1,015,430

		4,015,985

		36,321,923

Office - 1.8%
Office - 1.8%
Allied Properties Real Estate Investment Trust	33,804	1,093,596
Alstria Office REIT-AG (b)	400	4,837
Befimmo SCA Sicafi	1,300	86,338
Boston Properties, Inc.	5,033	536,417
Brandywine Realty Trust	44,460	629,554
CapitaCommercial Trust	1,046,000	1,251,139
Castellum AB	4,520	67,836
Cominar Real Estate Investment Trust	57,883	1,257,877
Corporate Office Properties Trust	24,320	647,642
Derwent London PLC	2,950	106,615
Great Portland Estates PLC	9,550	79,955
Hongkong Land Holdings Ltd.	95,000	656,778
Investa Office Fund (a)	343,640	1,046,147
Japan Excellent, Inc.	147	845,653
Japan Prime Realty Investment Corp.	26	80,773
Japan Real Estate Investment Corp.	117	1,151,980
Kenedix Realty Investment Corp.-Class A	269	1,033,789
Liberty Property Trust	20,160	818,093
Mack-Cali Realty Corp.	40,660	1,077,490
Nippon Building Fund, Inc.	64	658,187
Nomura Real Estate Office Fund, Inc.	14	79,449
Norwegian Property ASA	37,550	54,044
NTT Urban Development Corp.	56	64,163
Orix JREIT, Inc.	1,143	1,230,433
Parkway Properties, Inc./MD	54,208	931,293
PSP Swiss Property AG (b)	1,650	150,031
Swiss Prime Site AG (b)	2,150	161,656
Tokyo Tatemono Co., Ltd.	15,000	112,360
Workspace Group PLC	3,000	18,269

		15,932,394

Company	Shares	U.S. $ Value
Industrials - 1.1%
Industrial Warehouse Distribution - 1.0%
Ascendas Real Estate Investment Trust	51,000	93,294
Daiwa House REIT Investment Corp.	128	898,690
Global Logistic Properties Ltd.	83,050	183,675
GLP J-Reit	50	45,981
Granite Real Estate Investment	40,850	1,512,675
Hansteen Holdings PLC	17,700	23,580
Hopewell Holdings Ltd.	90,500	325,283
Mapletree Industrial Trust (a)	4,440	4,888
Mapletree Logistics Trust	1,079,000	1,031,702
Nippon Prologis REIT, Inc. (a)	89	715,868
ProLogis, Inc.	46,516	1,874,595
Segro PLC	20,570	86,684
STAG Industrial, Inc.	84,130	1,850,860

		8,647,775

Mixed Office Industrial - 0.1%
BR Properties SA	22,920	220,981
Goodman Group	147,430	719,536

		940,517

		9,588,292

Lodging - 1.0%
Lodging - 1.0%
Ashford Hospitality Trust, Inc.	158,090	2,088,369
Great Eagle Holdings Ltd.	293,000	1,161,116
Host Hotels & Resorts, Inc.	61,570	1,095,330
InterContinental Hotels Group PLC	44,361	1,276,987
Pebblebrook Hotel Trust	44,140	1,158,234
RLJ Lodging Trust	97,890	2,267,132

		9,047,168

Food Beverage & Tobacco - 0.5%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	26,200	844,426
Bunge Ltd.	23,300	1,621,680
Charoen Pokphand Indonesia Tbk PT	204,200	103,033
Golden Agri-Resources Ltd.	262,000	118,957
IOI Corp. Bhd	89,600	147,965
Kuala Lumpur Kepong Bhd	19,800	135,258
Wilmar International Ltd.	59,000	151,333

		3,122,652

Packaged Foods & Meats - 0.1%
MHP SA (GDR) (c)	50,290	935,394

		4,058,046

Total Common Stocks (cost $515,899,227)		518,304,724

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 21.8%
United States - 21.8%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)	$64,856	67,085,683
0.125%, 4/15/16 (TIPS)	67,514	69,835,184
0.625%, 7/15/21 (TIPS)	5,719	6,196,582
1.875%, 7/15/15 (TIPS)	45,363	48,506,421

Total Inflation-Linked Securities (cost $193,463,127)		191,623,870

	Shares
INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
CPN Retail Growth Leasehold Property Fund	141,850	92,302
Market Vectors Gold Miners ETF	303,600	8,959,236

Total Investment Companies (cost $10,042,271)		9,051,538

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets Index Fund Expiration: Jul 2013, Exercise Price: $ 41.00 (b)(g)	5,430	684,180

Options on Equity Indices - 0.0%
S&P 500 Index Expiration: Jul 2013, Exercise Price: $ 1,500.00 (b)(g)	360	275,400

Total Options Purchased - Puts (premiums paid $928,778)		959,580

	Shares
WARRANTS - 0.1%
Equity:Other - 0.1%
Diversified/Specialty - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/24/15 (b) (cost $465,988)	448,309	728,547

RIGHTS - 0.0%
Industrials - 0.0%
Industrial Warehouse Distribution - 0.0%
Hopewell HK Properties, expiring 6/10/13 (b) (cost $0)	3,620	0

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 9.8%
Investment Companies - 9.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (h) (cost $80,882,939)	80,882,939	80,882,939

	Principal Amount (000)
U.S. Treasury Bills - 0.6%
U.S. Treasury Bill
Zero Coupon%, 7/05/13 (f)	$300	299,987
Zero Coupon%, 8/08/13	5,000	4,999,656

Total U.S. Treasury Bills (cost $5,299,643)		5,299,643

Total Short-Term Investments (cost $86,182,582)		86,182,582

Total Investments Before Security Lending Collateral for Securities Loaned - 91.8% (cost $806,981,973)		806,850,841

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (h) (cost $11,829,148)	11,829,148	11,829,148

Total Investments - 93.2% (cost $818,811,121) (i)		818,679,989
Other assets less liabilities - 6.8%		60,091,944

Net Assets - 100.0%		$878,771,933

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	64	June 2013	$2,966,509	$3,017,200	$50,691
Aluminum HG Futures	64	August 2013	2,959,309	3,043,600	84,291
Brent Crude Oil Futures	58	August 2013	5,906,245	5,811,600	(94,645)
Coffee C Futures	115	September 2013	5,504,249	5,569,594	65,345
Copper London Metal Exchange Futures	31	June 2013	5,680,853	5,649,944	(30,909)
Cotton No. 2 Futures	36	July 2013	1,567,288	1,428,480	(138,808)
Gasoline Rbob Futures	15	August 2013	1,770,924	1,723,869	(47,055)
Lead Futures	28	June 2013	1,546,872	1,546,300	(572)
Lean Hogs Futures	164	October 2013	5,292,241	5,497,280	205,039
Light Sweet Crude Oil Futures	21	August 2013	2,010,802	1,936,410	(74,392)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Natural Gas Futures	88	August 2013	$3,650,457	$3,522,640	$(127,817)
Nickel Futures	27	June 2013	2,690,542	2,392,092	(298,450)
Nickel Futures	25	August 2013	2,237,742	2,222,550	(15,192)
Platinum Futures	118	July 2013	8,864,370	8,624,620	(239,750)
Soybean Futures	102	November 2013	6,228,749	6,651,675	422,926
Soybean Meal Futures	76	December 2013	2,733,376	2,925,240	191,864
Sold Contracts
Aluminum HG Futures	64	June 2013	2,931,091	3,017,200	(86,109)
Cattle Feeder Futures	89	August 2013	6,548,445	6,422,463	125,982
Coffee Robusta Futures	313	September 2013	6,003,307	6,018,990	(15,683)
Copper London Metal Exchange Futures	31	June 2013	5,931,241	5,649,944	281,297
Copper London Metal Exchange Futures	29	August 2013	5,313,657	5,298,300	15,357
Gas Oil Futures	113	August 2013	9,847,686	9,588,050	259,636
Gold 100 OZ Futures	179	August 2013	24,723,928	24,934,700	(210,772)
Heating Oil Futures	36	August 2013	4,358,829	4,220,446	138,383
Lead Futures	28	June 2013	1,437,502	1,546,300	(108,798)
Nickel Futures	27	June 2013	2,432,186	2,392,092	40,094
Soybean Futures	20	July 2013	1,499,443	1,510,000	(10,557)
Sugar 11 Futures	51	October 2013	971,385	965,328	6,057
Sugar 11 Futures	101	March 2014	2,030,489	2,020,323	10,166
Wheat Futures	173	July 2013	6,015,035	6,102,575	(87,540)

					$310,079

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	1,493,645	USD	15,720	6/13/13	$850,798
Barclays Bank PLC Wholesale	USD	4,374	GBP	2,940	6/13/13	92,995
Barclays Bank PLC Wholesale	USD	9,070	JPY	861,275	6/13/13	(495,905)
Barclays Bank PLC Wholesale	JPY	254,021	USD	2,477	9/17/13	(53,485)
BNP Paribas SA	EUR	29,415	USD	38,575	6/13/13	341,405
Citibank, NA	JPY	671,201	USD	7,166	6/13/13	484,092
Citibank, NA	USD	4,546	EUR	3,531	6/13/13	43,451
Citibank, NA	USD	2,587	RUB	81,007	6/13/13	(54,426)
Credit Suisse International	CAD	2,408	USD	2,375	9/17/13	57,965
Credit Suisse International	GBP	2,683	USD	4,099	9/17/13	25,409
Deutsche Bank AG London	CNY	28,379	USD	4,542	6/13/13	(71,881)
Deutsche Bank AG London	USD	15,430	AUD	15,099	6/13/13	(988,876)
Deutsche Bank AG London	USD	3,187	CHF	3,013	6/13/13	(36,211)
Deutsche Bank AG London	USD	3,480	SGD	4,305	6/13/13	(73,756)
Goldman Sachs Capital Markets LP	BRL	16,333	USD	7,661	6/04/13	35,412
Goldman Sachs Capital Markets LP	USD	7,792	BRL	16,333	6/04/13	(166,633)
Goldman Sachs Capital Markets LP	AUD	11,162	USD	11,431	6/13/13	755,465
Goldman Sachs Capital Markets LP	JPY	1,819,860	USD	18,527	6/13/13	409,709
Goldman Sachs Capital Markets LP	BRL	16,333	USD	7,750	7/02/13	169,079
HSBC Bank USA	EUR	6,227	USD	8,098	6/13/13	4,543
HSBC Bank USA	GBP	18,237	USD	27,435	6/13/13	(272,662)
HSBC Bank USA	USD	11,036	HKD	85,566	6/13/13	(12,242)
JPMorgan Chase Bank, NA	USD	11,180	GBP	7,492	6/13/13	202,329
Royal Bank of Canada	CAD	18,830	USD	18,226	6/13/13	67,514

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	MXN	28,565	USD	2,329	6/13/13	$95,550
Royal Bank of Canada	USD	3,980	GBP	2,601	6/13/13	(28,720)
Royal Bank of Scotland PLC	BRL	16,333	USD	8,140	6/04/13	513,810
Royal Bank of Scotland PLC	USD	7,661	BRL	16,333	6/04/13	(35,412)
Royal Bank of Scotland PLC	EUR	8,093	USD	10,549	6/13/13	29,616
Royal Bank of Scotland PLC	NOK	11,550	USD	2,029	6/13/13	61,108
Royal Bank of Scotland PLC	USD	3,803	CAD	3,912	6/13/13	(30,635)
Royal Bank of Scotland PLC	USD	2,717	JPY	277,458	6/13/13	44,726
Standard Chartered Bank	USD	332	MXN	4,272	6/13/13	2,353
Standard Chartered Bank	USD	695	SGD	866	6/13/13	(10,241)
Standard Chartered Bank	USD	437	ZAR	4,054	6/13/13	(34,988)
State Street Bank & Trust Co.	CNY	39,940	USD	6,362	6/13/13	(132,223)
State Street Bank & Trust Co.	HKD	39,667	USD	5,112	6/13/13	2,031
State Street Bank & Trust Co.	RUB	81,007	USD	2,599	6/13/13	67,044
State Street Bank & Trust Co.	THB	167,945	USD	5,617	6/13/13	72,298
State Street Bank & Trust Co.	USD	38,279	CNY	238,306	6/13/13	468,811
State Street Bank & Trust Co.	USD	5,256	EUR	4,020	6/13/13	(30,872)
State Street Bank & Trust Co.	USD	2,093	IDR	20,453,303	6/13/13	(19,787)
State Street Bank & Trust Co.	USD	606	MYR	1,893	6/13/13	4,576
State Street Bank & Trust Co.	USD	87	SEK	551	6/13/13	(3,505)
State Street Bank & Trust Co.	USD	3,275	THB	96,307	6/13/13	(95,736)
Westpac Banking Corp.	AUD	3,937	USD	4,038	6/13/13	272,723
Westpac Banking Corp.	AUD	1,761	USD	1,742	9/17/13	68,499

						$2,595,115

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (g)	405	$1,750.00	December 2013	$310,620	$(931,500)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR	$(82,596)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,500	3/27/18	2.450%	CPI	#	$(36,266)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	581,422	0.14%	$161,460	6/17/13	Credit Suisse International	$30,154
Receive	Dow Jones-UBS Commodity ex-Precious Metals Index	138,386	0.11%	17,938	6/17/13	Deutsche Bank AG	(87,851)
Receive	Dow Jones-UBS Commodity ex-Industrial Metals	147,027	0.12%	18,130	9/16/13	JPMorgan Chase Bank, NA	(271,052)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	369,685	0.14%	102,661	6/17/13	JPMorgan Chase Bank, NA	19,173
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	19,883	0.14%	5,521	6/17/13	JPMorgan Chase Bank, NA	1,031
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	11,794	0.14%	3,275	6/17/13	JPMorgan Chase Bank, NA	612

							$(307,933)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $2,159,850 or 0.2% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $21,989,170.

(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,840,675 and gross unrealized depreciation of investments was $(34,971,807), resulting in net unrealized depreciation of $(131,132).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected

Multi-Asset Real Return Portfolio

COUNTRY BREAKDOWN *

May 31, 2013 (unaudited)

47.6%	United States
9.7%	United Kingdom
6.0%	Canada
3.6%	Japan
3.4%	Australia
2.8%	Brazil
2.5%	China
2.3%	Hong Kong
1.8%	France
1.4%	Russia
1.0%	Italy
0.9%	Singapore
0.9%	South Africa
5.4%	Other
10.7%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2013. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, Finland, Germany, India, Indonesia, Israel, Jersey (Channel Islands), Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Energy	$126,250,214	$78,367,679	$	– 0	–	$204,617,893
Materials	55,471,987	57,982,120	38,912	113,493,019
Equity: Other	35,749,720	52,272,809	– 0	–	88,022,529
Retail	18,011,000	19,212,460	– 0	–	37,223,460
Residential	20,738,226	15,444,503	139,194	36,321,923
Office	7,146,830	8,785,564	– 0	–	15,932,394
Industrials	5,459,111	4,129,181	– 0	–	9,588,292
Lodging	6,609,065	2,438,103	– 0	–	9,047,168
Food Beverage & Tobacco	3,401,500	656,546	– 0	–	4,058,046
Inflation-Linked Securities	– 0	–	191,623,870	– 0	–	191,623,870
Investment Companies	9,051,538	– 0	–	– 0	–	9,051,538
Options Purchased - Puts	– 0	–	959,580	– 0	–	959,580
Warrants	– 0	–	– 0	–	728,547	728,547
Rights	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments:
Investment Companies	80,882,939	– 0	–	– 0	–	80,882,939
U.S. Treasury Bills	– 0	–	5,299,643	– 0	–	5,299,643
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,829,148	– 0	–	– 0	–	11,829,148

Total Investments in Securities	380,601,278	437,172,058	+	906,653	818,679,989
Other Financial Instruments* :
Assets:
Futures Contracts	1,897,128	– 0	–	– 0	–	1,897,128
Forward Currency Exchange Contracts	– 0	–	5,243,312	– 0	–	5,243,312
Total Return Swap Contracts	– 0	–	50,970	– 0	–	50,970
Liabilities:
Futures Contracts	(1,587,049)	– 0	–	– 0	–	(1,587,049)
Forward Currency Exchange Contracts	– 0	–	(2,648,197)	– 0	–	(2,648,197)
Call Options Written	– 0	–	(931,500)	– 0	–	(931,500)
Interest Rate Swap Contracts	– 0	–	(82,596)	– 0	–	(82,596)
Inflation (CPI) Swap Contracts	– 0	–	(36,266)	– 0	–	(36,266)
Total Return Swap Contracts	– 0	–	(358,903)	– 0	–	(358,903)

Total++	$380,911,357	$438,408,878	$906,653	$820,226,888

^	The Portfolio held securities with zero market value at period end.
+	A significant portion of the Portfolio ‘s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Residential			Warrants
Balance as of 8/31/12	$123,918		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		(3,112)			23,846
Change in unrealized appreciation/depreciation	(85,006)			10,511			262,559
Purchases	– 0	–		170,922			559,940
Sales	– 0	–		(39,127)			(117,798)
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 5/31/13	$38,912			$139,194			$728,547

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(85,006)			$10,511			$262,559

	Rights^			Total
Balance as of 8/31/12	$	– 0	–	$123,918
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	20,734
Change in unrealized appreciation/depreciation		– 0	–	188,064
Purchases		– 0	–	730,862
Sales		– 0	–	(156,925)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/13	$	– 0	–	$906,653

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$	– 0	–	$188,064

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 26.1%
Capital Markets - 3.1%
Credit Suisse Group AG (a)	247,892	$7,326,769
Deutsche Bank AG (REG)	183,427	8,522,362
Macquarie Group Ltd.	340,580	13,887,670

		29,736,801

Commercial Banks - 14.9%
Banco do Brasil SA	991,400	11,646,103
Bank Hapoalim BM (a)	379,857	1,757,664
Bank of Montreal	126,890	7,511,203
Bank of Nova Scotia	66,650	3,795,530
Barclays PLC	1,455,330	6,971,218
China Construction Bank Corp.-Class H	9,612,000	7,761,788
HSBC Holdings PLC	1,377,930	15,117,307
Industrial & Commercial Bank of China Ltd.-Class H	7,675,000	5,389,512
KB Financial Group, Inc.	389,452	12,641,180
Lloyds Banking Group PLC (a)	4,306,440	4,002,580
Mitsubishi UFJ Financial Group, Inc.	2,395,800	13,904,052
National Australia Bank Ltd.	398,800	10,971,299
National Bank of Canada	56,200	4,135,518
Sberbank of Russia (Sponsored ADR)	700,310	8,571,794
Societe Generale SA (b)	350,814	13,991,207
State Bank of India	51,870	1,873,800
Sumitomo Mitsui Financial Group, Inc.	189,900	7,497,208
Toronto-Dominion Bank (The)	101,520	8,224,417

		145,763,380

Diversified Financial Services - 2.3%
ING Groep NV (a)	1,660,450	15,483,186
ORIX Corp.	558,200	7,402,832

		22,886,018

Insurance - 3.1%
Aegon NV	1,058,061	7,218,934
AIA Group Ltd.	250,600	1,107,901
Allianz SE	30,040	4,640,173
Aviva PLC	982,260	4,936,187
Muenchener Rueckversicherungs AG	27,300	5,092,127
Suncorp Group Ltd.	620,780	7,350,209

		30,345,531

Real Estate Investment Trusts (REITs) - 1.2%
Mexico Real Estate Management SA de CV (a)	2,079,490	5,153,871
Stockland	1,885,742	6,539,678

		11,693,549

Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	1,228,000	3,632,314
Evergrande Real Estate Group Ltd. (b)	17,540,000	6,996,365

Company	Shares	U.S. $ Value
New World Development Co., Ltd.	2,357,836	3,737,006

		14,365,685

		254,790,964

Consumer Discretionary - 14.0%
Auto Components - 3.5%
Cie Generale des Etablissements Michelin-Class B (b)	141,992	12,391,675
GKN PLC	1,567,200	7,028,501
Magna International, Inc. (Toronto)-Class A (b)	70,260	4,685,581
Valeo SA	149,160	9,939,410

		34,045,167

Automobiles - 5.9%
Honda Motor Co., Ltd.	260,300	9,663,572
Kia Motors Corp.	196,830	10,214,272
Mazda Motor Corp. (a)	2,432,000	9,355,558
Nissan Motor Co., Ltd.	852,100	9,201,772
Renault SA	58,870	4,543,603
Volkswagen AG (Preference Shares)	66,100	14,355,686

		57,334,463

Hotels, Restaurants & Leisure - 1.1%
Autogrill SpA	292,600	3,830,671
Melco Crown Entertainment Ltd. (ADR) (a)	284,140	6,756,849

		10,587,520

Household Durables - 0.5%
Sony Corp.	249,100	4,925,378

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	197,500	3,201,324

Multiline Retail - 0.3%
Myer Holdings Ltd. (b)	1,205,610	2,805,734

Specialty Retail - 1.9%
Kingfisher PLC	798,510	4,160,098
Shimamura Co., Ltd.	35,100	4,032,318
Yamada Denki Co., Ltd. (b)	275,780	10,402,575

		18,594,991

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA (SWX Europe)	62,160	5,496,258

		136,990,835

Energy - 10.4%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	447,617	6,596,005
Seadrill Ltd.	194,940	7,884,282

		14,480,287

Oil, Gas & Consumable Fuels - 8.9%
BP PLC	2,593,460	18,535,984
Cameco Corp.	222,800	4,843,899
Canadian Natural Resources Ltd.	148,280	4,419,438

Company	Shares	U.S. $ Value
China Petroleum & Chemical Corp.-Class H	5,194,000	5,310,277
ENI SpA	371,080	8,438,916
Gazprom OAO (Sponsored ADR)	1,202,310	9,101,487
JX Holdings, Inc.	943,400	4,583,273
LUKOIL OAO (London) (Sponsored ADR)	75,820	4,439,261
Petroleo Brasileiro SA (Sponsored ADR)	537,910	10,026,642
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	354,552	11,839,284
Suncor Energy, Inc. (Toronto)	179,390	5,441,828

		86,980,289

		101,460,576

Industrials - 8.7%
Aerospace & Defense - 3.2%
European Aeronautic Defence and Space Co. NV (b)	233,668	13,454,733
Saab AB	114,161	2,354,200
Safran SA (b)	154,269	8,200,079
Zodiac Aerospace	57,420	7,563,810

		31,572,822

Airlines - 1.9%
Japan Airlines Co., Ltd.	147,600	7,565,620
Qantas Airways Ltd. (a)	4,334,778	6,557,088
Turk Hava Yollari	847,020	3,925,322

		18,048,030

Building Products - 0.5%
Asahi Glass Co., Ltd.	712,000	5,067,526

Electrical Equipment - 1.4%
Sumitomo Electric Industries Ltd.	1,135,900	13,587,764

Industrial Conglomerates - 0.4%
Siemens AG	32,320	3,406,928

Road & Rail - 0.7%
Canadian National Railway Co.	39,450	4,003,409
Tokyu Corp.	489,000	3,044,050

		7,047,459

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	326,500	5,642,672

		84,373,201

Materials - 8.6%
Chemicals - 2.2%
Arkema SA (b)	69,860	7,186,503
BASF SE	36,710	3,557,760
Koninklijke DSM NV	116,029	7,612,726
Teijin Ltd.	1,473,000	3,331,501

		21,688,490

Construction Materials - 0.3%
Boral Ltd.	725,500	3,134,209

Company	Shares	U.S. $ Value
Metals & Mining - 6.1%
Anglo American PLC	220,500	5,052,159
Dowa Holdings Co., Ltd.	474,000	3,930,669
Goldcorp, Inc.	262,790	7,799,420
KGHM Polska Miedz SA	100,000	4,467,581
Kinross Gold Corp.	686,250	4,501,085
MMC Norilsk Nickel OJSC (ADR)	751,630	10,883,602
Rio Tinto PLC	243,340	10,393,229
Vale SA (Sponsored ADR) (Local Preference Shares)	899,320	12,122,834

		59,150,579

		83,973,278

Information Technology - 8.1%
Computers & Peripherals - 0.9%
Fujitsu Ltd.	2,052,000	8,494,621

Electronic Equipment, Instruments & Components - 1.8%
LG Display Co., Ltd. (a)	633,910	17,452,961

Semiconductors & Semiconductor Equipment - 5.1%
Samsung Electronics Co., Ltd.	15,040	20,264,293
SK Hynix, Inc. (a)	485,830	13,628,487
Sumco Corp.	564,100	6,765,442
Taiwan Semiconductor Manufacturing Co., Ltd.	1,026,000	3,730,664
Tokyo Electron Ltd.	114,100	5,612,351

		50,001,237

Software - 0.3%
Nintendo Co., Ltd.	32,000	3,160,198

		79,109,017

Health Care - 7.0%
Biotechnology - 1.4%
Actelion Ltd. (a)	235,950	14,093,780

Pharmaceuticals - 5.6%
GlaxoSmithKline PLC	937,970	24,268,258
Novartis AG	135,180	9,683,213
Roche Holding AG	82,890	20,551,447

		54,502,918

		68,596,698

Consumer Staples - 6.8%
Beverages - 0.6%
Asahi Group Holdings Ltd.	261,300	6,265,238

Food & Staples Retailing - 2.4%
Koninklijke Ahold NV	771,330	12,506,307
Tesco PLC	607,460	3,363,739
WM Morrison Supermarkets PLC	1,696,480	7,047,055

		22,917,101

Food Products - 0.4%
Danone SA	48,930	3,612,763

Tobacco - 3.4%
British American Tobacco PLC	155,490	8,543,970

Company	Shares	U.S. $ Value
Imperial Tobacco Group PLC	315,820	11,333,118
Japan Tobacco, Inc.	296,500	10,090,783
KT&G Corp.	50,610	3,566,041

		33,533,912

		66,329,014

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 2.9%
Nippon Telegraph & Telephone Corp.	319,000	15,733,075
TDC A/S	836,004	6,536,726
Vivendi SA	320,067	6,264,466

		28,534,267

Wireless Telecommunication Services - 2.4%
China Mobile Ltd.	595,000	6,272,633
Turkcell Iletisim Hizmetleri AS (a)	653,900	4,023,947
Vodafone Group PLC	4,519,147	13,096,981

		23,393,561

		51,927,828

Utilities - 2.9%
Electric Utilities - 1.4%
EDP - Energias de Portugal SA	2,033,080	6,556,429
Electricite de France SA (b)	304,530	6,910,420

		13,466,849

Multi-Utilities - 1.5%
Centrica PLC	1,278,820	7,354,104
National Grid PLC	599,710	7,130,797

		14,484,901

		27,951,750

Total Common Stocks (cost $871,540,884)		955,503,161

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $8,982,114)	8,982,114	8,982,114

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $880,522,998)		964,485,275

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%
Investment Companies - 7.6%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $74,503,087)	74,503,087	74,503,087

Company	Shares	U.S. $ Value
Total Investments - 106.4% (cost $955,026,085) (d)		1,038,988,362
Other assets less liabilities - (6.4)% (e)		(62,688,460)

Net Assets - 100.0%		$976,299,902

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	147	June 2013	$5,054,349	$5,300,093	$245,744

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	25,757	USD	24,919	8/16/13	$394,716
BNP Paribas SA	KRW	37,647,260	USD	33,996	8/16/13	843,873
Canadian Imperial Bank of Commerce	CAD	26,275	USD	25,448	8/16/13	148,402
Credit Suisse International	USD	19,210	GBP	12,647	8/16/13	(3,289)
Deutsche Bank AG London	USD	49,812	SEK	326,157	8/16/13	(647,397)
Goldman Sachs Capital Markets LP	GBP	28,919	USD	44,824	8/16/13	905,745
Goldman Sachs Capital Markets LP	USD	12,321	NZD	14,477	8/16/13	(871,666)
HSBC Bank USA	JPY	6,225,889	USD	62,769	8/16/13	770,984
Royal Bank of Scotland PLC	JPY	6,079,820	USD	62,026	8/16/13	1,482,984
Royal Bank of Scotland PLC	USD	12,318	AUD	11,975	8/16/13	(915,855)
Royal Bank of Scotland PLC	USD	3,827	NZD	4,768	8/16/13	(55,740)
State Street Bank & Trust Co.	USD	6,227	EUR	4,750	8/16/13	(50,279)
UBS AG	USD	6,801	AUD	6,543	8/16/13	(571,535)
Westpac Banking Corp.	USD	9,795	NZD	11,590	8/16/13	(629,168)

						$801,775

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $129,928,725 and gross unrealized depreciation of investments was $(45,966,448), resulting in net unrealized appreciation of $83,962,277.
(e)	An amount of U.S. $402,417 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

International Value Portfolio

COUNTRY BREAKDOWN*

May 31, 2013 (unaudited)

18.9%	Japan
17.6%	United Kingdom
9.8%	France
8.1%	South Korea
6.2%	Canada
5.9%	Switzerland
5.3%	Australia
4.4%	Netherlands
4.1%	Germany
3.7%	China
3.5%	Brazil
3.4%	Russia
1.5%	Norway
1.3%	Italy
5.4%	Other
0.9%	Short-Term

100.0%

*	All data are as of May 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Denmark, Hong Kong, India, Israel, Mexico, Poland, Portugal, Sweden, Taiwan, Turkey and United States.

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$40,466,642		$214,324,322		$	– 0	–	$254,790,964
Consumer Discretionary	11,442,430		125,548,405			– 0	–	136,990,835
Energy	38,272,555		63,188,021			– 0	–	101,460,576
Industrials	4,003,409		80,369,792			– 0	–	84,373,201
Materials	35,306,941		48,666,337			– 0	–	83,973,278
Information Technology	– 0	–	79,109,017			– 0	–	79,109,017
Health Care	– 0	–	68,596,698			– 0	–	68,596,698
Consumer Staples	3,566,041		62,762,973			– 0	–	66,329,014
Telecommunication Services	– 0	–	51,927,828			– 0	–	51,927,828
Utilities	– 0	–	27,951,750			– 0	–	27,951,750
Short-Term Investments	8,982,114		– 0	–		– 0	–	8,982,114
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	74,503,087		– 0	–		– 0	–	74,503,087

Total Investments in Securities	216,543,219		822,445,143	+		– 0	–	1,038,988,362
Other Financial Instruments*:
Assets:
Futures Contracts	– 0	–	245,744			– 0	–	245,744
Forward Currency Exchange Contracts	– 0	–	4,546,704			– 0	–	4,546,704
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,744,929)			–0	–	(3,744,929)

Total ^	$216,543,219		$823,492,662		$	– 0	–	$1,040,035,881

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 29.8%
Capital Markets - 3.5%
UBS AG (a)	1,961,863	$34,422,837

Commercial Banks - 2.5%
HSBC Holdings PLC	926,870	10,168,716
Sberbank of Russia (Sponsored ADR)	1,173,826	14,367,630

		24,536,346

Consumer Finance - 2.2%
Muthoot Finance Ltd.	1,701,690	4,162,446
Shriram Transport Finance Co., Ltd.	1,225,720	17,543,323

		21,705,769

Diversified Financial Services - 1.8%
BM&FBovespa SA	708,000	4,591,521
IG Group Holdings PLC	1,487,690	13,005,782

		17,597,303

Insurance - 10.3%
Admiral Group PLC	1,101,591	22,211,734
AIA Group Ltd.	5,265,600	23,279,188
BB Seguridade Participacoes SA (a)	1,777,500	14,971,566
Lancashire Holdings Ltd.	1,362,012	16,434,684
Prudential PLC	1,421,090	23,904,290

		100,801,462

Real Estate Investment Trusts (REITs) - 0.4%
GLP J-Reit (b)	3,488	3,207,631

Real Estate Management & Development - 6.3%
Daito Trust Construction Co., Ltd.	106,400	9,902,688
Global Logistic Properties Ltd.	8,829,000	19,526,399
Hang Lung Properties Ltd.	6,838,000	23,902,486
Mitsubishi Estate Co., Ltd.	335,000	8,253,386

		61,584,959

Thrifts & Mortgage Finance - 2.8%
Housing Development Finance Corp.	1,693,330	26,930,798

		290,787,105

Consumer Discretionary - 17.7%
Auto Components - 0.4%
Nokian Renkaat OYJ	103,930	4,332,459

Automobiles - 3.4%
Nissan Motor Co., Ltd.	127,200	1,373,624
Toyota Motor Corp.	554,400	32,354,402

		33,728,026

Distributors - 2.1%
Li & Fung Ltd.	14,624,000	20,332,933

Diversified Consumer Services - 2.3%
Anhanguera Educacional Participacoes SA	787,000	4,817,243
Estacio Participacoes SA	1,966,200	15,248,194

Company	Shares	U.S. $ Value
Kroton Educacional SA	158,100	2,268,378

		22,333,815

Hotels, Restaurants & Leisure - 4.5%
Ajisen China Holdings Ltd. (b)	6,500,800	4,883,719
Galaxy Entertainment Group Ltd. (a)	1,515,000	7,864,501
Melco International Development Ltd. (b)	2,272,000	4,952,529
Sands China Ltd.	1,867,200	9,863,382
Sodexo	188,286	16,068,620

		43,632,751

Media - 1.3%
Naspers Ltd.	170,150	12,526,427

Specialty Retail - 1.9%
Belle International Holdings Ltd.	6,536,000	10,031,674
L’Occitane International SA (b)	1,607,250	4,219,840
Nitori Holdings Co., Ltd.	31,050	2,443,320
Zhongsheng Group Holdings Ltd. (b)	1,732,500	2,164,295

		18,859,129

Textiles, Apparel & Luxury Goods - 1.8%
Cie Financiere Richemont SA (SWX Europe)	138,980	12,288,771
LVMH Moet Hennessy Louis Vuitton SA	12,900	2,278,703
Samsonite International SA	1,066,100	2,760,370

		17,327,844

		173,073,384

Industrials - 16.0%
Commercial Services & Supplies - 1.1%
Aggreko PLC	141,540	3,807,048
Edenred	224,401	7,135,110

		10,942,158

Construction & Engineering - 1.0%
Larsen & Toubro Ltd. (a)	409,446	10,153,470

Machinery - 2.9%
FANUC Corp.	84,800	12,488,053
Komatsu Ltd.	612,800	15,345,546

		27,833,599

Professional Services - 10.4%
Bureau Veritas SA (b)	192,250	22,219,845
Capita PLC	2,127,157	30,989,981
Intertek Group PLC	675,219	32,825,892
Qualicorp SA (a)	257,000	2,273,859
SGS SA	5,719	12,815,314

		101,124,891

Road & Rail - 0.6%
Globaltrans Investment PLC (Sponsored GDR) (c)	391,070	5,944,264

		155,998,382

Company	Shares	U.S. $ Value
Consumer Staples - 15.5%
Beverages - 0.8%
Anheuser-Busch InBev NV	82,080	7,558,358

Food & Staples Retailing - 4.1%
Jeronimo Martins SGPS SA	676,501	14,433,412
Olam International Ltd.	17,062,370	23,565,158
Tsuruha Holdings, Inc.	31,100	2,503,920

		40,502,490

Food Products - 1.0%
Unilever PLC	229,003	9,619,338

Household Products - 2.2%
Henkel AG & Co. KGaA	207,353	16,865,778
LG Household & Health Care Ltd.	8,640	4,749,351

		21,615,129

Tobacco - 7.4%
British American Tobacco PLC	701,629	38,553,588
Japan Tobacco, Inc.	986,300	33,566,743

		72,120,331

		151,415,646

Information Technology - 9.4%
Internet Software & Services - 3.4%
Baidu, Inc. (Sponsored ADR) (a)	196,693	19,008,411
Telecity Group PLC	629,739	9,216,153
Tencent Holdings Ltd.	134,500	5,287,156

		33,511,720

Semiconductors & Semiconductor Equipment - 4.8%
Samsung Electronics Co., Ltd. (Preference Shares)	50,003	43,355,829
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	3,068,889

		46,424,718

Software - 1.2%
Dassault Systemes SA (b)	20,950	2,625,943
SAP AG (b)	126,390	9,458,761

		12,084,704

		92,021,142

Materials - 4.2%
Chemicals - 1.3%
Filtrona PLC	1,187,917	12,518,287

Construction Materials - 1.3%
Grasim Industries Ltd. (GDR) (c)	54,745	2,766,812
Holcim Ltd. (a)	31,843	2,469,742
Semen Indonesia Persero Tbk PT	4,150,000	7,607,907

		12,844,461

Metals & Mining - 1.6%
BHP Billiton PLC	562,940	16,187,412

		41,550,160

Company	Shares		U.S. $ Value
Energy - 3.1%
Energy Equipment & Services - 1.8%
AMEC PLC		476,001	7,356,422
Technip SA		88,990	9,892,445

			17,248,867

Oil, Gas & Consumable Fuels - 1.3%
NovaTek OAO (Sponsored GDR) (c)		114,330	12,749,296

			29,998,163

Health Care - 1.4%
Health Care Providers & Services - 0.2%
Odontoprev SA		416,600	1,952,873

Life Sciences Tools & Services - 0.6%
Eurofins Scientific (a)		28,907	5,626,576

Pharmaceuticals - 0.6%
Sun Pharmaceutical Industries Ltd.		342,410	6,287,468

			13,866,917

Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
APR Energy PLC		885,248	11,163,872

Total Common Stocks (cost $871,723,843)			959,874,771

WARRANTS - 0.4%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)		1,414,604	3,186,395

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 12/03/17 (a)		2,702,057	986,251

Total Warrants (cost $2,320,593)			4,172,646

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.3%
Industrial - 0.3%
Consumer Non-Cyclical - 0.3%
Olam International Ltd. 6.75%, 1/29/18 (c) (cost $2,821,259)	U.S.$	2,961	2,917,727

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (cost $10,477,988)	10,477,988	10,477,988

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $887,343,683)		977,443,132

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $28,114,303)	28,114,303	28,114,303

Total Investments - 102.9% (cost $915,457,986) (e)		1,005,557,435
Other assets less liabilities - (2.9)%		(28,577,427)

Net Assets - 100.0%		$976,980,008

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	5,461	USD	7,136	6/13/13	$38,121
Barclays Bank PLC Wholesale	USD	7,620	JPY	785,210	6/13/13	196,468
BNP Paribas SA	AUD	41,428	USD	40,258	6/13/13	635,581
Citibank, NA	USD	21,714	SEK	139,715	6/13/13	(624,268)
Credit Suisse International	USD	41,854	GBP	27,545	6/13/13	(5,178)
Deutsche Bank AG London	USD	47,629	AUD	46,665	6/13/13	(2,997,238)
Deutsche Bank AG London	USD	4,859	CHF	4,606	6/13/13	(41,530)
HSBC Bank USA	GBP	61,537	USD	92,573	6/13/13	(920,040)
HSBC Bank USA	HKD	309,736	USD	39,947	6/13/13	44,312
HSBC Bank USA	USD	31,555	GBP	20,390	6/13/13	(576,201)
JPMorgan Chase Bank, NA	CAD	4,902	USD	4,824	6/13/13	96,863
JPMorgan Chase Bank, NA	SGD	5,853	USD	4,727	6/13/13	95,861
Royal Bank of Canada	USD	74,867	CAD	77,349	6/13/13	(277,330)
Royal Bank of Scotland PLC	CHF	4,606	USD	4,735	6/13/13	(81,727)
Royal Bank of Scotland PLC	GBP	27,611	USD	41,559	6/13/13	(390,576)
Royal Bank of Scotland PLC	JPY	5,755,660	USD	59,643	6/13/13	2,345,053
Royal Bank of Scotland PLC	SGD	3,325	USD	2,660	6/13/13	28,984
Royal Bank of Scotland PLC	USD	6,474	NOK	36,863	6/13/13	(195,031)
Societe Generale	EUR	3,800	USD	4,944	6/13/13	5,196
Societe Generale	JPY	1,470,520	USD	14,906	9/17/13	259,544
Standard Chartered Bank	HKD	73,463	USD	9,474	6/13/13	10,343
Standard Chartered Bank	USD	4,120	HKD	31,980	6/13/13	(76)
Standard Chartered Bank	USD	25,980	SGD	32,305	6/13/13	(421,562)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	12,583	AUD	12,294	6/13/13	$(824,950)
UBS AG	USD	3,441	AUD	3,376	6/13/13	(212,323)

						$(3,811,704)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $24,378,099 or 2.5% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $141,290,916 and gross unrealized depreciation of investments was $(51,191,467), resulting in net unrealized appreciation of $90,099,449.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

INTERNATIONAL GROWTH PORTFOLIO

COUNTRY BREAKDOWN *

May 31, 2013 (unaudited)

26.4%	United Kingdom
12.4%	Japan
10.5%	Hong Kong
6.9%	India
6.7%	France
6.4%	Switzerland
4.9%	South Korea
4.8%	Singapore
4.7%	Brazil
3.2%	China
2.8%	Russia
2.7%	Germany
1.5%	Portugal
5.0%	Other
1.1%	Short-Term

100.0%

*	All data are as of May 31, 2013. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Cyprus, Finland, Indonesia, Luxembourg, South Africa, Sri Lanka and Taiwan.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$19,563,087		$271,224,018		$	– 0	–	$290,787,105
Consumer Discretionary	38,402,435		134,670,949			– 0	–	173,073,384
Industrials	8,218,123		147,780,259			– 0	–	155,998,382
Consumer Staples	14,433,412		136,982,234			– 0	–	151,415,646
Information Technology	19,008,411		73,012,731			– 0	–	92,021,142
Materials	2,766,812		38,783,348			– 0	–	41,550,160
Energy	5,859,757		24,138,406			– 0	–	29,998,163
Health Care	8,240,341		5,626,576			– 0	–	13,866,917
Utilities	11,163,872		– 0	–		– 0	–	11,163,872
Warrants	986,251		– 0	–		3,186,395		4,172,646
Corporates - Non-Investment Grades	– 0	–	– 0	–		2,917,727		2,917,727
Short-Term Investments	10,477,988		– 0	–		– 0	–	10,477,988
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,114,303		– 0	–		– 0	–	28,114,303

Total Investments in Securities	167,234,792		832,218,521	+		6,104,122		1,005,557,435
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	4,054,964			– 0	–	4,054,964
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,866,668)			– 0	–	(7,866,668)

Total ^(a)	$167,234,792		$828,406,817			$6,104,122		$1,001,745,731

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

(a)	An amount of $19,544,076 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non-Investment Grades			Total
Balance as of 8/31/12	$1,379,326		$	– 0	–	$1,379,326
Accrued discounts/(premiums)	– 0	–		13,597		13,597
Realized gain (loss)	– 0	–		69,192		69,192
Change in unrealized appreciation/depreciation	950,751			96,468		1,047,219
Purchases	856,318			4,959,610		5,815,928
Sales	– 0	–		(2,221,140)		(2,221,140)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 5/31/13	$3,186,395			$2,917,727		$6,104,122

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$950,751			$96,468		$1,047,219

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 24.6%
Capital Markets - 1.0%
E*Trade Financial Corp. (a)	280,190	$3,258,610

Commercial Banks - 9.9%
Associated Banc-Corp	195,480	3,012,347
CapitalSource, Inc.	333,380	3,137,106
Comerica, Inc.	111,760	4,413,402
First Niagara Financial Group, Inc.	388,458	3,795,235
Huntington Bancshares, Inc./OH	618,090	4,790,197
Popular, Inc. (a)	157,457	4,723,710
Susquehanna Bancshares, Inc.	197,103	2,367,207
Webster Financial Corp.	73,510	1,716,459
Zions Bancorporation	173,490	4,866,394

		32,822,057

Insurance - 7.4%
Aspen Insurance Holdings Ltd.	124,040	4,557,230
Fidelity National Financial, Inc.-Class A	175,890	4,627,666
Reinsurance Group of America, Inc.-Class A	47,890	3,155,472
Torchmark Corp.	63,130	4,072,516
Unum Group	134,630	3,834,262
Validus Holdings Ltd.	116,950	4,223,065

		24,470,211

Real Estate Investment Trusts (REITs) - 6.3%
American Realty Capital Properties, Inc.	214,550	3,265,451
BioMed Realty Trust, Inc.	127,050	2,659,156
Camden Property Trust	29,730	2,058,802
LTC Properties, Inc.	84,410	3,512,300
Mid-America Apartment Communities, Inc.	27,700	1,882,769
Plum Creek Timber Co., Inc.	62,870	2,998,899
RLJ Lodging Trust	205,460	4,758,454

		21,135,831

		81,686,709

Information Technology - 19.7%
Communications Equipment - 0.7%
Harris Corp.	48,630	2,437,822

Electronic Equipment, Instruments & Components - 9.1%
Anixter International, Inc. (a)	42,100	3,230,333
Arrow Electronics, Inc. (a)	114,060	4,535,025
AU Optronics Corp. (Sponsored ADR) (a)	527,134	2,351,018
Avnet, Inc. (a)	130,820	4,468,811
Flextronics International Ltd. (a)	287,730	2,146,466
Insight Enterprises, Inc. (a)	168,453	3,242,720
Jabil Circuit, Inc.	183,630	3,683,618
TTM Technologies, Inc. (a)	271,558	2,194,189
Vishay Intertechnology, Inc. (a)	315,950	4,600,232

		30,452,412

IT Services - 2.9%
Amdocs Ltd.	121,500	4,337,550
Convergys Corp.	169,840	3,085,993

Company	Shares	U.S. $ Value
VeriFone Systems, Inc. (a)	94,420	2,202,818

		9,626,361

Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. (a)(b)	312,330	1,417,978
Entegris, Inc. (a)	384,720	4,008,782
Lam Research Corp. (a)	88,640	4,146,579
Micron Technology, Inc. (a)	271,700	3,173,456
MKS Instruments, Inc.	83,384	2,347,260
SunEdison, Inc. (a)	520,050	4,196,804

		19,290,859

Software - 1.2%
Electronic Arts, Inc. (a)	169,270	3,891,517

		65,698,971

Consumer Discretionary - 18.2%
Auto Components - 3.8%
Dana Holding Corp.	161,990	3,064,851
Lear Corp.	69,720	4,181,806
Tenneco, Inc. (a)	15,070	668,505
TRW Automotive Holdings Corp. (a)	74,170	4,698,669

		12,613,831

Automobiles - 1.2%
Thor Industries, Inc.	88,590	3,783,679

Hotels, Restaurants & Leisure - 2.4%
MGM Resorts International (a)	300,532	4,559,071
Royal Caribbean Cruises Ltd.	100,640	3,523,406

		8,082,477

Household Durables - 4.5%
Meritage Homes Corp. (a)	97,600	4,622,336
Newell Rubbermaid, Inc.	75,730	2,047,739
NVR, Inc. (a)	3,430	3,372,753
PulteGroup, Inc. (a)	220,750	4,765,993

		14,808,821

Media - 1.9%
Gannett Co., Inc.	87,290	1,876,735
Regal Entertainment Group-Class A	248,640	4,400,928

		6,277,663

Specialty Retail - 3.1%
GameStop Corp.-Class A (b)	52,610	1,744,547
Men’s Wearhouse, Inc. (The)	139,180	5,038,316
Office Depot, Inc. (a)	820,770	3,619,596

		10,402,459

Textiles, Apparel & Luxury Goods - 1.3%
Jones Group, Inc. (The)	305,120	4,445,599

		60,414,529

Company	Shares	U.S. $ Value
Industrials - 11.4%
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	88,060	3,830,610
Steelcase, Inc.	251,330	3,478,407

		7,309,017

Construction & Engineering - 1.7%
Granite Construction, Inc.	105,650	3,260,359
Tutor Perini Corp. (a)	128,790	2,385,191

		5,645,550

Electrical Equipment - 2.0%
EnerSys, Inc. (a)	50,180	2,500,469
General Cable Corp. (a)	122,540	4,333,015

		6,833,484

Machinery - 3.0%
Terex Corp. (a)	150,780	5,408,479
Timken Co.	80,470	4,567,477

		9,975,956

Road & Rail - 1.3%
Con-way, Inc.	114,290	4,345,306

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	253,310	4,007,364

		38,116,677

Materials - 7.8%
Chemicals - 3.4%
Axiall Corp.	63,050	2,720,608
Chemtura Corp. (a)	187,930	4,309,235
Huntsman Corp.	212,090	4,125,150

		11,154,993

Containers & Packaging - 0.6%
Graphic Packaging Holding Co. (a)	255,870	1,967,640

Metals & Mining - 3.8%
Cliffs Natural Resources, Inc. (b)	69,250	1,249,270
Commercial Metals Co.	259,460	4,000,874
Reliance Steel & Aluminum Co.	54,030	3,553,553
Steel Dynamics, Inc.	253,900	3,894,826

		12,698,523

		25,821,156

Energy - 7.2%
Energy Equipment & Services - 3.3%
Bristow Group, Inc.	46,790	2,940,751
Helix Energy Solutions Group, Inc. (a)	177,510	4,235,389
Helmerich & Payne, Inc.	59,530	3,675,382

		10,851,522

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.9%
Bill Barrett Corp. (a)(b)	146,500	3,306,505
Cimarex Energy Co.	63,000	4,418,820
Stone Energy Corp. (a)	91,520	2,060,115
Western Refining, Inc.	95,680	3,192,842

		12,978,282

		23,829,804

Utilities - 4.9%
Electric Utilities - 2.6%
NV Energy, Inc.	206,520	4,840,829
PNM Resources, Inc.	175,590	3,936,728

		8,777,557

Gas Utilities - 2.3%
Atmos Energy Corp.	77,900	3,288,938
UGI Corp.	110,810	4,231,834

		7,520,772

		16,298,329

Health Care - 4.2%
Health Care Providers & Services - 4.2%
Health Net, Inc./CA (a)	151,920	4,841,691
LifePoint Hospitals, Inc. (a)	87,358	4,344,313
Universal Health Services, Inc.-Class B	69,860	4,830,120

		14,016,124

Consumer Staples - 1.2%
Beverages - 0.5%
Constellation Brands, Inc.-Class A (a)	32,304	1,712,435

Food Products - 0.7%
Dole Food Co., Inc. (a)	243,290	2,303,956

		4,016,391

Total Common Stocks (cost $257,468,496)		329,898,690

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (cost $5,898,909)	5,898,909	5,898,909

Total Investments Before Security Lending Collateral for Securities Loaned - 101.0% (cost $263,367,405)		335,797,599

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $7,183,979)	7,183,979	7,183,979

Total Investments - 103.2% (cost $270,551,384) (d)		342,981,578
Other assets less liabilities - (3.2)%		(10,511,064)

Net Assets - 100.0%		$332,470,514

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,650,214 and gross unrealized depreciation of investments was $(5,220,020), resulting in net unrealized appreciation of $72,430,194.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$329,898,690		$	– 0	–	$	– 0	–	$329,898,690
Short-Term Investments	5,898,909			– 0	–		– 0	–	5,898,909
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,183,979			– 0	–		– 0	–	7,183,979

Total Investments in Securities	342,981,578			– 0	–		– 0	–	342,981,578
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total ^	$342,981,578		$	– 0	–	$	– 0	–	$342,981,578

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 23.5%
Distributors - 1.7%
LKQ Corp. (a)	235,198	$5,757,647

Diversified Consumer Services - 1.4%
K12, Inc. (a)(b)	150,100	4,460 ,972

Hotels, Restaurants & Leisure - 3.8%
Norwegian Cruise Line Holdings Ltd. (a)	137,617	4,231,722
Orient-Express Hotels Ltd. - Class A (a)	206,875	2,449,400
Panera Bread Co. - Class A (a)	30,660	5,881,508

		12,562,630

Internet & Catalog Retail - 3.4%
HomeAway, Inc. (a)	123,932	3,789,841
NetFlix, Inc. (a)	13,315	3,012,519
Shutterfly, Inc. (a)	87,599	4,269,575

		11,071,935

Media - 1.8%
National CineMedia, Inc.	210,350	3,493,913
Pandora Media, Inc. (a)(b)	151,740	2,582,615

		6,076,528

Specialty Retail - 10.1%
Cabela’s, Inc. (a)	69,530	4,662,682
CarMax, Inc. (a)	102,067	4,773,673
Dick’s Sporting Goods, Inc.	81,290	4,254,719
Five Below, Inc. (a)	70,974	2,714,046
Francesca’s Holdings Corp. (a)	140,797	4,019,754
Lumber Liquidators Holdings, Inc. (a)	63,770	5,236,155
Restoration Hardware Holdings, Inc. (a)	51,867	2,897,809
Tractor Supply Co.	44,495	4,982,550

		33,541,388

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	9,804	1,129,323
Under Armour, Inc. (a)	52,590	3,260,580

		4,389,903

		77,861,003

Industrials - 23.3%
Aerospace & Defense - 3.0%
Hexcel Corp. (a)	168,733	5,866,846
TransDigm Group, Inc.	29,021	4,239,968

		10,106,814

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	89,620	3,497,869

Company	Shares	U.S. $ Value
Building Products - 0.2%
Ply Gem Holdings, Inc. (a)	28,570	659,967

Electrical Equipment - 1.4%
AMETEK, Inc.	103,631	4,471,678

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	66,420	4,344,532

Machinery - 9.7%
Actuant Corp. - Class A	115,372	3,922,648
Chart Industries, Inc. (a)	49,150	4,781,312
IDEX Corp.	71,775	3,951,214
Joy Global, Inc.	73,460	3,972,717
Lincoln Electric Holdings, Inc.	95,330	5,700,734
Middleby Corp. (a)	27,140	4,437,118
Valmont Industries, Inc.	35,981	5,480,986

		32,246,729

Marine - 1.7%
Kirby Corp. (a)	72,468	5,658,301

Professional Services - 1.3%
Robert Half International, Inc.	127,380	4,427,729

Road & Rail - 1.7%
Genesee & Wyoming, Inc. - Class A (a)	63,443	5,649,599

Trading Companies & Distributors - 1.9%
United Rentals, Inc. (a)	108,120	6,145,541

		77,208,759

Information Technology - 17.8%
Communications Equipment - 3.0%
Aruba Networks, Inc. (a)	95,160	1,421,690
Ciena Corp. (a)	239,370	4,007,054
JDS Uniphase Corp. (a)	325,210	4,429,360

		9,858,104

Internet Software & Services - 1.6%
CoStar Group, Inc. (a)	47,187	5,275,978

IT Services - 1.0%
MAXIMUS, Inc.	43,220	3,225,509

Semiconductors & Semiconductor Equipment - 5.9%
Atmel Corp. (a)	96,312	757,012
Cavium, Inc. (a)	121,930	3,994,427
Cree, Inc. (a)	46,574	2,903,889
Fairchild Semiconductor International, Inc. (a)	281,686	4,087,264
Teradyne, Inc. (a)	222,190	3,986,089
Veeco Instruments, Inc. (a)	92,206	3,908,612

		19,637,293

Software - 6.3%
ANSYS, Inc. (a)	47,860	3,565,570
Aspen Technology, Inc. (a)	101,716	3,114,544

Company	Shares	U.S. $ Value
Cadence Design Systems, Inc. (a)	401,538	6,075,270
Fortinet, Inc. (a)	99,200	1,910,592
ServiceNow, Inc. (a)	133,073	4,891,763
SolarWinds, Inc. (a)	2,438	102,762
Tableau Software, Inc. - Class A (a)	25,257	1,290,633

		20,951,134

		58,948,018

Health Care - 15.2%
Biotechnology - 4.7%
BioMarin Pharmaceutical, Inc. (a)	54,790	3,435,333
Cubist Pharmaceuticals, Inc. (a)	52,055	2,860,422
Isis Pharmaceuticals, Inc. (a)	29,535	639,433
Onyx Pharmaceuticals, Inc. (a)	58,760	5,608,642
Quintiles Transnational Holdings, Inc. (a)	72,075	3,174,183

		15,718,013

Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	62,350	2,229,013
HeartWare International, Inc. (a)	36,500	3,331,355
Sirona Dental Systems, Inc. (a)	61,476	4,361,107

		9,921,475

Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	145,999	4,874,907
Catamaran Corp. (a)	70,138	3,452,192
Mednax, Inc. (a)	34,537	3,206,070
WellCare Health Plans, Inc. (a)	37,030	1,930,744

		13,463,913

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	125,637	4,314,374

Pharmaceuticals - 2.1%
Akorn, Inc. (a)	202,917	2,948,384
Jazz Pharmaceuticals PLC (a)	59,380	4,036,059

		6,984,443

		50,402,218

Financials - 9.4%
Capital Markets - 3.9%
Affiliated Managers Group, Inc. (a)	32,690	5,361,160
Lazard Ltd. - Class A	124,740	4,226,191
Stifel Financial Corp. (a)	96,831	3,484,948

		13,072,299

Commercial Banks - 4.5%
First Republic Bank/CA	83,510	3,103,232
Iberiabank Corp.	71,252	3,672,328
Signature Bank/New York NY (a)	53,410	4,122,184

Company	Shares	U.S. $ Value
SVB Financial Group (a)	53,000	4,101,670

		14,999,414

Real Estate - 1.0%
Realogy Holdings Corp. (a)	64,010	3,305,476

		31,377,189

Energy - 5.9%
Energy Equipment & Services - 3.3%
FMC Technologies, Inc. (a)	53,200	2,961,112
Oceaneering International, Inc.	65,033	4,713,592
Oil States International, Inc. (a)	35,351	3,482,073

		11,156,777

Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	40,890	2,877,020
Concho Resources, Inc. (a)	33,373	2,791,985
SM Energy Co.	47,143	2,858,752

		8,527,757

		19,684,534

Consumer Staples - 1.9%
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(b)	85,590	6,259,197

Materials - 1.5%
Chemicals - 1.5%
PolyOne Corp.	197,410	5,071,463

Total Common Stocks (cost $227,052,590)		326,812,381

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $4,647,601)	4,647,601	4,647,601

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $231,700,191)		331,459,982

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $10,175,559)	10,175,559	10,175,559

U.S. $ Value
Total Investments - 102.9% (cost $241,875,750) (d)	341,635,541
Other assets less liabilities - (2.9)%	(9,748,288)

Net Assets - 100.0%	$331,887,253

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $102,264,283 and gross unrealized depreciation of investments was $(2,504,492), resulting in net unrealized appreciation of $99,759,791.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$326,812,381		$	– 0	–	$	– 0	–	$326,812,381
Short-Term Investments	4,647,601			– 0	–		– 0	–	4,647,601
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,175,559			– 0	–		– 0	–	10,175,559

Total Investments in Securities	341,635,541			– 0	–		– 0	–	341,635,541
Other Financial Instruments**	– 0	–							– 0	–

Total+	$341,635,541		$	– 0	–	$	– 0	–	$341,635,541

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - TREASURIES - 33.6%
United States - 33.6%
U.S. Treasury Notes
0.125%, 4/30/15	U.S.$	115,406		$115,022,852
0.25%, 2/28/14-5/31/15		205,894		205,945,488
0.75%, 10/31/17		2,070		2,054,798

Total Governments - Treasuries (cost $323,084,699)				323,023,138

MORTGAGE PASS-THROUGHS - 16.3%
Agency ARMs - 11.8%
Federal Home Loan Mortgage Corp.
2.029%, 8/01/42 (a)		7,848		8,093,303
2.464%, 7/01/42 (a)		10,581		10,962,709
2.828%, 6/01/37 (a)		8,288		8,932,978
Series 2005
2.683%, 5/01/35 (a)		2,725		2,908,257
Federal National Mortgage Association
2.127%, 8/01/42 (a)		7,273		7,507,452
2.252%, 8/01/42 (a)		6,101		6,315,024
2.392%, 6/01/42 (a)		5,111		5,305,487
2.414%, 1/01/36 (a)		1,521		1,620,357
2.444%, 5/01/42 (a)		8,344		8,662,465
2.523%, 6/01/42 (b)		7,347		7,642,141
2.658%, 8/01/42 (a)		10,967		11,436,224
2.665%, 8/01/42 (a)		9,792		10,213,383
2.731%, 6/01/42 (a)		11,860		12,397,995
Series 2003
2.81%, 12/01/33 (a)		739		790,666
Series 2005
2.356%, 2/01/35 (b)		3,593		3,857,280
3.081%, 10/01/35 (a)		2,307		2,451,377
Series 2006
3.076%, 7/01/36 (a)		1,578		1,677,695
Series 2007
1.929%, 1/01/37 (b)		1,005		1,055,522
Series 2009
2.673%, 7/01/38 (a)		1,510		1,620,361

				113,450,676

Agency Fixed Rate 15-Year - 4.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 6/01/25		5,562		5,896,732
5.00%, 7/01/25		2,556		2,756,372
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13-12/01/13		0	*	465
Series 2001
6.00%, 11/01/16		38		40,041
Series 2002
6.00%, 12/01/17		42		44,690
Series 2005

	Principal Amount (000)	U.S. $ Value
6.00%, 6/01/17-6/01/20	57	59,637
Series 2006
6.00%, 5/01/21-1/01/22	1,445	1,578,470
Series 2007
6.00%, 2/01/22	382	419,782
Series 2012
3.00%, 12/01/22-1/01/23	26,895	28,231,290

		39,027,479

Agency Fixed Rate 30-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
Series 2009
5.50%, 10/01/39	3,746	4,037,232

Total Mortgage Pass-Throughs (cost $156,219,001)		156,515,387

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6%
Non-Agency Fixed Rate CMBS - 12.8%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.743%, 3/15/49	866	962,154
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (c)	6,284	6,548,631
Series 2012-CR3, Class A1
0.666%, 11/15/45	3,327	3,314,875
Series 2012-CR4, Class A1
0.704%, 10/15/45	3,481	3,472,221
Series 2012-CR5, Class A1
0.673%, 12/10/45	2,620	2,610,372
Series 2013-CR6, Class A1
0.719%, 3/10/46	4,484	4,471,603
Series 2013-LC6, Class A1
0.724%, 1/10/46	2,130	2,120,799
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44	5,305	5,691,204
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45	3,981	3,965,834
Series 2013-GC10, Class A1
0.696%, 2/10/46	2,588	2,576,473
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)	2,341	2,328,255
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	2,020	2,034,970
Series 2010-C1, Class A1
3.853%, 6/15/43 (c)	4,280	4,498,605
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	1,834	1,903,947
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)	3,065	3,092,874
Series 2011-C4, Class A1

	Principal Amount (000)	U.S. $ Value
1.525%, 7/15/46 (c)	1,817	1,833,005
Series 2012-CBX, Class A1
0.958%, 6/15/45	3,741	3,741,707
Series 2012-LC9, Class A1
0.67%, 12/15/47	1,204	1,196,604
Series 2013-C10, Class A1
0.73%, 12/15/47	2,293	2,277,315
Series 2013-LC11, Class A2
1.855%, 4/15/46	4,895	4,937,359
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	1,578	1,596,483
Series 2006-C2, Class A1A
5.739%, 8/12/43	1,606	1,804,623
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	6,012	6,693,771
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46	4,242	4,224,102
Series 2013-C8, Class A1
0.777%, 12/15/48	4,271	4,254,150
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.647%, 6/11/42	3,622	4,176,547
Morgan Stanley Capital I, Inc.
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)	4,068	4,156,212
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45	2,947	2,932,745
Series 2013-C5, Class A1
0.779%, 3/10/46	4,504	4,485,494
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.728%, 5/15/43	4,124	4,610,028
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45	4,301	4,289,198
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)	1,779	1,814,818
Series 2012-C10, Class A1
0.734%, 12/15/45	5,163	5,152,776
Series 2012-C9, Class A1
0.673%, 11/15/45	4,254	4,238,930
Series 2013-C11, Class A1
0.799%, 3/15/45	2,184	2,176,256
Series 2013-C12, Class A1
0.735%, 3/15/48	3,061	3,048,011

		123,232,951

Non-Agency Floating Rate CMBS - 1.4%
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D

	Principal Amount (000)	U.S. $ Value
0.539%, 11/15/17 (b)(c)	669	621,992
Series 2007-FL14, Class C
0.499%, 6/15/22 (b)(c)	2,803	2,621,367
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.669%, 10/15/21 (b)(c)	4,900	4,847,242
Series 2007-TFLA, Class A2
0.319%, 2/15/22 (b)(c)	2,223	2,201,302
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.318%, 9/15/21 (b)(c)	2,661	2,644,951

		12,936,854

Agency CMBS - 0.4%
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20	4,207	4,267,882

Total Commercial Mortgage-Backed Securities (cost $141,282,682)		140,437,687

ASSET-BACKED SECURITIES - 14.2%
Autos - Fixed Rate - 7.5%
Ally Auto Receivables Trust
Series 2010-1, Class B
3.29%, 3/15/15 (c)	5,740	5,830,876
Series 2012-A, Class C
2.40%, 11/15/17 (c)	2,415	2,487,594
Series 2013-SN1, Class A3
0.91%, 5/20/16	3,744	3,743,813
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	945	943,549
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16	3,560	3,579,092
Series 2013-1, Class A2
0.49%, 6/08/16	2,075	2,074,441
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)	2,164	2,164,276
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	1,730	1,749,968
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	1,650	1,662,288
Series 2012-1, Class C
2.09%, 7/17/17	2,960	3,028,039
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16	1,785	1,784,413
CarMax Auto Owner Trust
Series 2011-3, Class A3

	Principal Amount (000)		U.S. $ Value
1.07%, 6/15/16		4,885	4,909,567
Series 2012-3, Class A2
0.43%, 9/15/15		1,720	1,720,146
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,868	1,865,934
Ford Auto Securitization Trust
Series 2013-R1A, Class A1
1.485%, 12/15/14 (c)	CAD	1,511	1,457,287
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	2,626	2,626,828
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		5,265	5,277,716
Series 2013-1, Class A1
0.85%, 1/15/18		2,222	2,215,100
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		4,270	4,219,440
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		2,509	2,508,308
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,594	1,592,269
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		3,854	3,846,500
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		2,346	2,348,100
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,289	1,290,513
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		465	465,415
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		1,870	1,869,933
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		1,550	1,551,773
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		2,852	2,862,840

			71,676,018

Credit Cards - Fixed Rate - 3.2%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		4,975	4,981,719

	Principal Amount (000)		U.S. $ Value
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,310	3,295,677
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		4,015	4,448,423
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,322	1,328,179
Series 2012-A3, Class A3
0.86%, 11/15/17		1,621	1,629,534
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		2,715	2,711,107
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		5,170	5,207,741
Series 2012-6, Class A
1.36%, 8/17/20		2,510	2,517,877
Series 2012-7, Class A
1.76%, 9/15/22		2,170	2,140,027
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,540	1,553,888
Series 2013-A, Class A
1.61%, 12/15/21		950	946,429

			30,760,601

Credit Cards - Floating Rate - 1.7%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.259%, 7/15/16 (b)		6,000	5,999,280
Chase Issuance Trust
Series 2013-A2, Class A2
0.299%, 2/15/17 (b)		4,820	4,822,612
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.912%, 2/15/17 (b)(c)	EUR	2,140	2,803,961
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.768%, 3/18/14 (b)(c)	U.S.$	2,796	2,801,984

			16,427,837

Autos - Floating Rate - 1.0%
Ally Master Owner Trust
Series 2011-4, Class A1
0.999%, 9/15/16 (b)		1,715	1,726,429
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.599%, 9/15/17 (b)(c)		1,413	1,416,682
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.899%, 2/15/17 (b)(c)		3,025	3,100,020

	Principal Amount (000)	U.S. $ Value
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.688%, 6/20/17 (b)	3,880	3,896,125

		10,139,256

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	743	744,210
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15	4,980	4,999,671

		5,743,881

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	770	762,562
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	35	0

		762,562

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.478%, 1/20/36 (b)	775	745,562

Total Asset-Backed Securities (cost $136,217,275)		136,255,717

CORPORATES - INVESTMENT GRADES - 13.5%
Industrial - 7.2%
Capital Goods - 0.8%
Caterpillar Financial Services Corp.
1.375%, 5/20/14	4,990	5,037,615
Eaton Corp.
0.61%, 6/16/14 (b)	2,469	2,474,817

		7,512,432

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.817%, 4/15/16 (b)(c)	3,795	3,812,969

Communications - Telecommunications - 1.9%
AT&T, Inc.
0.90%, 2/12/16	2,365	2,360,178
1.40%, 12/01/17	3,320	3,294,771
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	4,375	4,510,083
Verizon Communications, Inc.
1.25%, 11/03/14	1,685	1,699,413
1.95%, 3/28/14	3,130	3,167,911

	Principal Amount (000)	U.S. $ Value
Vodafone Group PLC
1.25%, 9/26/17	3,310	3,250,251

		18,282,607

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
1.25%, 1/11/16 (c)	4,430	4,430,323

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
0.60%, 4/11/16	2,375	2,369,844

Consumer Non-Cyclical - 2.7%
AbbVie, Inc.
1.75%, 11/06/17 (c)	3,280	3,291,470
Allergan, Inc./United States
1.35%, 3/15/18	1,540	1,527,546
Eli Lilly & Co.
4.20%, 3/06/14	2,845	2,926,603
Gilead Sciences, Inc.
3.05%, 12/01/16	3,085	3,284,124
McKesson Corp.
0.95%, 12/04/15	1,298	1,301,201
Merck & Co., Inc.
1.30%, 5/18/18	4,805	4,746,576
Novartis Capital Corp.
4.125%, 2/10/14	2,855	2,925,519
PepsiCo, Inc.
0.70%, 2/26/16	3,315	3,309,908
Sanofi
1.625%, 3/28/14	2,445	2,470,673

		25,783,620

Energy - 0.7%
BP Capital Markets PLC
0.70%, 11/06/15	3,290	3,282,130
Chevron Corp.
1.104%, 12/05/17	3,305	3,281,650
ConocoPhillips
4.75%, 2/01/14	723	743,392

		7,307,172

		69,498,967

Financial Institutions - 5.9%
Banking - 4.2%
Australia & New Zealand Banking Group Ltd.
0.90%, 2/12/16	3,300	3,304,627
Bank of America Corp.
1.25%, 1/11/16	3,220	3,212,034
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16	3,330	3,314,965
Citigroup, Inc.
1.25%, 1/15/16	3,335	3,330,124
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	3,080	3,257,670

	Principal Amount (000)	U.S. $ Value
ING Bank NV
1.375%, 3/07/16 (c)	3,310	3,296,297
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15	3,290	3,290,753
KeyBank NA/Cleveland OH
1.65%, 2/01/18	1,847	1,850,618
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	3,315	3,304,847
Morgan Stanley
1.75%, 2/25/16	1,988	1,991,300
PNC Funding Corp.
2.70%, 9/19/16	3,130	3,285,580
Royal Bank of Canada
0.85%, 3/08/16	3,335	3,331,638
UnionBanCal Corp.
5.25%, 12/16/13	3,867	3,952,890

		40,723,343

Finance - 0.5%
General Electric Capital Corp.
0.994%, 4/02/18 (b)	4,740	4,773,611

Insurance - 1.2%
Berkshire Hathaway, Inc.
1.55%, 2/09/18	3,315	3,320,049
MetLife Institutional Funding II
0.65%, 1/06/15 (b)(c)	4,500	4,508,680
New York Life Global Funding
0.80%, 2/12/16 (c)	3,315	3,303,009

		11,131,738

		56,628,692

Utility - 0.4%
Natural Gas - 0.4%
TransCanada PipeLines Ltd.
0.75%, 1/15/16	3,290	3,277,541

Total Corporates - Investment Grades (cost $129,257,658)		129,405,200

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Agency Fixed Rate - 1.7%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	6,547	6,794,599
Series 4016, Class KI
4.00%, 11/15/38	10,316	1,882,733
Series 4119, Class LI
3.50%, 6/15/39	8,908	1,630,764
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24	3,148	3,264,139
Series 2011-39, Class DA
3.50%, 7/25/24	2,893	2,970,155

		16,542,390

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 0.5%
JP Morgan Mortgage Trust 2013-1
Series 2013-1, Class 1A2
3.00%, 3/25/43 (c)	4,309		4,321,678
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	195		196,194

			4,517,872

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.58%, 2/25/42 (b)(c)	2,866		2,407,029

Agency Floating Rate - 0.0%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.473%, 10/25/33 (b)	105		101,928
Freddie Mac Reference REMICs
Series R008, Class FK
0.599%, 7/15/23 (b)	0	*	426

			102,354

Total Collateralized Mortgage Obligations (cost $24,121,966)			23,569,645

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV 0.623%, 11/03/14 (b)(c) (cost $6,455,155)	6,456		6,480,585

COVERED BONDS - 0.3%
DNB Boligkreditt AS 1.45%, 3/21/18 (c) (cost $3,327,705)	3,335		3,302,317

	Shares
SHORT-TERM INVESTMENTS - 9.3%
Investment Companies - 9.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $89,323,895)	89,323,895		89,323,895

U.S. $ Value
Total Investments - 104.9% (cost $1,009,290,036) (g)	1,008,313,571
Other assets less liabilities - (4.9)% (h)	(46,852,486)

Net Assets - 100.0%	$961,461,085

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Note 2 Yr (CBT) Futures	520	September 2013	$114,498,524	$114,473,126	$(25,398)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	190	September 2013	24,651,692	24,551,563	100,129
U.S. T-Note 5 Yr Futures	104	September 2013	12,738,983	12,731,063	7,920

					$82,651

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	USD	248	CAD	257	6/07/13	$(497)
Royal Bank of Scotland PLC	CAD	2,309	USD	2,246	6/07/13	19,162

						$18,665

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$53,881

*	Principal amount less than 500.

(a)	Variable rate coupon, rate shown as of May 31, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2013.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $115,002,554 or 12.0% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$35,213	$	– 0	–	0.00%

(e)	Fair valued by the Adviser.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,335,151 and gross unrealized depreciation of investments was $(3,311,616), resulting in net unrealized depreciation of $976,465.
(h)	An amount of U.S. $60,881 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Currency Abbreviations:
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$323,023,138		$	– 0	–	$323,023,138
Mortgage Pass-Throughs		– 0	–	156,515,387			– 0	–	156,515,387
Commercial Mortgage-Backed Securities		– 0	–	132,969,078			7,468,609		140,437,687
Asset-Backed Securities		3,743,813		125,259,899			7,252,005	^	136,255,717
Corporates - Investment Grades		– 0	–	129,405,200			– 0	–	129,405,200
Collateralized Mortgage Obligations		– 0	–	16,542,816			7,026,829		23,569,645
Governments - Sovereign Agencies		– 0	–	6,480,585			– 0	–	6,480,585
Covered Bonds		– 0	–	3,302,317			– 0	–	3,302,317
Short-Term Investments		89,323,895		– 0	–		– 0	–	89,323,895

Total Investments in Securities		93,067,708		893,498,420+			21,747,443		1,008,313,571
Other Financial Instruments* :
Assets:
Futures Contracts		108,049		– 0	–		– 0	–	108,049
Forward Currency Exchange Contracts		– 0	–	19,162			– 0	–	19,162
Cross Currency Swap Contracts		– 0	–	– 0	–		53,881		53,881
Liabilities:
Futures Contracts		(25,398)		– 0	–		– 0	–	(25,398)
Forward Currency Exchange Contracts		– 0	–	(497)			– 0	–	(497)

Total+		$93,150,359		$893,517,085			$21,801,324		$1,008,468,768

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Short Duration Bond Portfolio	Commercial Mortgage-Backed Securities		Asset-Backed Securities^		Collateralized Mortgage Obligations
Balance as of 8/31/12	$14,711,880		$16,382,420		$2,921,216
Accrued discounts/(premiums)	(20)		613		(250)
Realized gain (loss)	– 0	–	19,276		(3,938)
Change in unrealized appreciation/depreciation	364,982		27,521		610
Purchases	– 0	–	– 0	–	4,624,721
Sales	(35,457)		(5,278,091)		(515,530)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3+	(7,572,776)		(3,899,734)		– 0	–

Balance as of 5/31/13	$7,468,609		$7,252,005		$7,026,829

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$364,982		$62,625		$610

	Cross Currency Swap Contracts		Total
Balance as of 8/31/12	$175,156		$34,190,672
Accrued discounts/(premiums)	– 0	–	343
Realized gain (loss)	9,719		25,057
Change in unrealized appreciation/depreciation	(121,275)		271,838
Purchases	– 0	–	4,624,721
Sales	– 0	–	(5,829,078)
Settlements	(9,719)		(9,719)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(11,472,510)

Balance as of 5/31/13	$53,881		$21,801,324

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(121,275)		$306,942

^	The Portfolio held securities with zero market value at period end.
+	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Commercial Mortgage-Backed Securities	$7,468,609	Third Party Vendor	Evaluated Quotes	$93.50 - $98.92/$97.02
Asset-Backed Securities	$7,252,005	Third Party Vendor	Evaluated Quotes	$96.20 - $100.40/$99.80
	$0.00	Qualitative Assessment		$0.00
Collateralized Mortgage Obligations	$7,026,829	Third Party Vendor	Evaluated Quotes	$84.00 - $100.68/$94.67
Cross Currency Swap Contracts	$53,881	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 38.9%
Australia - 2.4%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	11,550	$12,397,649
Series 132
5.50%, 1/21/18		12,775	13,652,397

			26,050,046

Austria - 1.2%
Austria Government Bond
1.95%, 6/18/19 (a)	EUR	9,070	12,408,815

Belgium - 2.6%
Belgium Government Bond
Series 65
4.25%, 9/28/22		8,535	13,129,549
Series 67
3.00%, 9/28/19		10,109	14,436,267

			27,565,816

Finland - 6.3%
Finland Government Bond
3.375%, 4/15/20		45,300	67,427,422

Germany - 2.6%
Bundesrepublik Deutschland
3.00%, 7/04/20		13,146	19,546,965
Series 2007
4.25%, 7/04/39		4,903	8,758,460

			28,305,425

Japan - 6.3%
Japan Government Forty Year Bond
Series 5
2.00%, 3/20/52	JPY	202,700	2,102,168
Japan Government Ten Year Bond
Series 327
0.80%, 12/20/22		2,077,500	20,614,392
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		250,050	2,630,057
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		2,053,350	22,563,977
Series 143
1.60%, 3/20/33		1,298,300	12,869,810
Series 144
1.50%, 3/20/33		570,200	5,556,542
Series 48
2.50%, 12/21/20		103,700	1,169,211

			67,506,157

	Principal Amount (000)		U.S. $ Value
Mexico - 0.5%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	60,165	5,291,648

Netherlands - 2.2%
Netherlands Government Bond
4.50%, 7/15/17 (a)	EUR	15,612	23,498,385

New Zealand - 0.1%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	1,307	1,202,021

Norway - 0.8%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	44,686	8,614,123

United Kingdom - 9.0%
United Kingdom Gilt
1.00%, 9/07/17	GBP	6,835	10,445,844
1.75%, 1/22/17-9/07/22		18,235	28,391,796
2.00%, 1/22/16		5,808	9,171,214
3.75%, 9/07/19		6,245	10,906,914
4.50%, 12/07/42		2,978	5,577,277
4.75%, 12/07/30		16,349	31,468,139

			95,961,184

United States - 4.9%
U.S. Treasury Bonds
4.625%, 2/15/40	U.S.$	16,478	20,772,075
U.S. Treasury Notes
1.625%, 8/15/22		2,455	2,367,924
2.00%, 2/15/23		28,546	28,243,094
4.50%, 5/15/17		1,405	1,608,615

			52,991,708

Total Governments - Treasuries (cost $428,549,376)			416,822,750

CORPORATES - INVESTMENT GRADES - 32.1%
Financial Institutions - 14.7%
Banking - 9.7%
Bank of America Corp.
5.875%, 2/07/42		2,896	3,390,990
7.625%, 6/01/19		1,700	2,141,242
Series L
5.65%, 5/01/18		4,350	4,981,824
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,800	2,782,356
BNP Paribas SA
5.00%, 1/15/21	U.S.$	2,966	3,275,508
Capital One Financial Corp.
4.75%, 7/15/21		2,470	2,756,478
Citigroup, Inc.
4.45%, 1/10/17		2,760	3,018,057

	Principal Amount (000)		U.S. $ Value
4.50%, 1/14/22		3,160	3,422,340
8.50%, 5/22/19		790	1,034,924
Compass Bank
5.50%, 4/01/20		4,989	5,154,600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 2/08/22		1,742	1,808,962
3.95%, 11/09/22		1,486	1,479,022
DNB Bank ASA
4.375%, 2/24/21 (a)	EUR	1,675	2,532,981
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	U.S.$	2,700	3,161,287
Series G
7.50%, 2/15/19		2,855	3,538,610
HSBC Holdings PLC
4.00%, 3/30/22		5,990	6,350,754
ING Bank NV
3.75%, 3/07/17 (a)		3,020	3,208,418
JPMorgan Chase & Co.
4.40%, 7/22/20		1,335	1,464,921
4.625%, 5/10/21		857	943,184
Lloyds TSB Bank PLC
4.20%, 3/28/17		3,575	3,898,645
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	714,763
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		647	704,670
Morgan Stanley
Series G
5.45%, 1/09/17		1,615	1,793,280
5.50%, 7/24/20		2,455	2,770,838
Murray Street Investment Trust I
4.647%, 3/09/17		272	296,462
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	3,990,803
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,156,071
PNC Funding Corp.
3.30%, 3/08/22		3,020	3,056,370
Santander US Debt SAU
2.991%, 10/07/13 (a)		3,400	3,416,779
Societe Generale SA
2.50%, 1/15/14 (a)		1,670	1,684,195
5.20%, 4/15/21 (a)		1,355	1,502,248
SouthTrust Corp.
5.80%, 6/15/14		3,315	3,486,349
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,214	2,283,962
State Street Corp.
3.10%, 5/15/23		1,030	1,001,551
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		1,377	1,361,072
Svenska Handelsbanken AB
2.875%, 4/04/17		3,000	3,155,715

	Principal Amount (000)		U.S. $ Value
Turkiye Halk Bankasi AS
3.875%, 2/05/20 (a)		1,624	1,597,122
UBS AG
7.50%, 7/15/25		2,889	3,577,807
UFJ Finance Aruba AEC
6.75%, 7/15/13		1,913	1,926,758
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,444,212
Vesey Street Investment Trust I
4.404%, 9/01/16		696	751,457

			104,017,587

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,588,661

Finance - 0.4%
General Electric Capital Corp.
2.30%, 4/27/17		4,200	4,322,430

Insurance - 3.6%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		1,820	2,145,576
Berkshire Hathaway, Inc.
3.40%, 1/31/22		2,800	2,897,697
Coventry Health Care, Inc.
5.95%, 3/15/17		665	762,029
6.125%, 1/15/15		260	280,368
6.30%, 8/15/14		2,060	2,190,806
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		1,305	1,745,398
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		685	720,551
5.125%, 4/15/22		600	684,008
5.50%, 3/30/20		1,727	2,007,586
Humana, Inc.
6.30%, 8/01/18		369	429,890
6.45%, 6/01/16		285	325,480
7.20%, 6/15/18		610	734,548
Lincoln National Corp.
8.75%, 7/01/19		791	1,053,361
Markel Corp.
7.125%, 9/30/19		1,105	1,360,116
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		815	1,248,202
MetLife, Inc.
4.75%, 2/08/21		1,085	1,230,171
7.717%, 2/15/19		1,159	1,502,588
Muenchener Rueckversicherungs AG
Series E
6.25%, 5/26/42 (a)	EUR	1,400	2,165,918
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	2,585	3,777,905
Prudential Financial, Inc.
5.625%, 6/15/43		2,045	2,157,475
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		3,065	3,881,657

	Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
4.375%, 3/15/42	3,020	2,971,698
XL Group PLC
5.25%, 9/15/14	1,920	2,021,549

		38,294,577

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	2,467	2,602,446

REITS - 0.5%
ERP Operating LP
5.25%, 9/15/14	2,600	2,748,478
HCP, Inc.
6.00%, 1/30/17	2,195	2,512,241

		5,260,719

		157,086,420

Industrial - 14.3%
Basic - 1.5%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	2,067	2,051,336
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	1,783	1,834,885
Dow Chemical Co. (The)
8.55%, 5/15/19	1,640	2,182,099
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18 (a)	2,127	2,121,136
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)	2,415	2,368,468
5.75%, 1/30/21 (a)	122	126,880
International Paper Co.
5.30%, 4/01/15	2,625	2,823,316
Vale Overseas Ltd.
4.375%, 1/11/22	2,353	2,337,094

		15,845,214

Capital Goods - 0.6%
John Deere Capital Corp.
2.80%, 1/27/23	2,870	2,834,033
Republic Services, Inc.
3.80%, 5/15/18	85	91,561
5.25%, 11/15/21	1,213	1,382,228
5.50%, 9/15/19	1,768	2,050,256

		6,358,078

Communications - Media - 2.2%
CBS Corp.
5.75%, 4/15/20	1,410	1,638,134
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,906	2,829,600
Comcast Corp.
4.25%, 1/15/33	965	963,179

	Principal Amount (000)	U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	1,870	2,016,780
4.75%, 10/01/14	1,200	1,260,248
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(b)	681	721,860
News America, Inc.
4.50%, 2/15/21	890	988,838
6.55%, 3/15/33	1,383	1,612,956
Omnicom Group, Inc.
3.625%, 5/01/22	1,008	1,012,938
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	2,894	3,688,226
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,680	3,574,520
WPP Finance 2010
4.75%, 11/21/21	417	446,676
WPP Finance UK
8.00%, 9/15/14	2,616	2,841,523

		23,595,478

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20	2,750	3,009,306
AT&T, Inc.
4.30%, 12/15/42 (a)	463	432,604
4.45%, 5/15/21	1,694	1,890,553
British Telecommunications PLC
2.00%, 6/22/15	1,215	1,244,045
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	2,586	2,622,369
Telecom Italia Capital SA
7.175%, 6/18/19	1,450	1,708,644
United States Cellular Corp.
6.70%, 12/15/33	1,550	1,603,757

		12,511,278

Consumer Cyclical - Automotive - 0.6%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	2,465	2,640,905
Toyota Motor Credit Corp.
3.30%, 1/12/22	3,270	3,378,976

		6,019,881

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21	1,460	1,623,530
7.625%, 4/15/31	2,810	3,802,422

		5,425,952

Consumer Cyclical - Other - 0.4%
NIKE, Inc.
2.25%, 5/01/23	2,355	2,259,418
Wyndham Worldwide Corp.
2.50%, 3/01/18	1,620	1,624,516

		3,883,934

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.4%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	1,304	1,367,153
Wal-Mart Stores, Inc.
2.55%, 4/11/23	2,700	2,594,757

		3,961,910

Consumer Non-Cyclical - 2.1%
Actavis, Inc.
3.25%, 10/01/22	999	981,590
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	3,905,997
Alicorp SAA
3.875%, 3/20/23 (a)	1,060	1,041,269
Baxter International, Inc.
2.40%, 8/15/22	2,810	2,679,706
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	481	519,143
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,530,008
Kroger Co. (The)
3.40%, 4/15/22	242	245,617
Mckesson Corp.
2.70%, 12/15/22	1,201	1,168,406
Pepsico, Inc.
4.00%, 3/05/42	2,972	2,823,635
Pfizer, Inc.
3.00%, 6/15/23	2,695	2,688,028
Reynolds American, Inc.
3.25%, 11/01/22	1,269	1,232,812
Teva Pharmaceutical Finance IV LLC
2.25%, 3/18/20	1,912	1,884,657

		22,700,868

Energy - 2.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	735	837,769
6.45%, 9/15/36	877	1,068,056
Apache Corp.
2.625%, 1/15/23	2,730	2,611,862
ConocoPhillips Co.
1.05%, 12/15/17	2,700	2,655,636
Nabors Industries, Inc.
9.25%, 1/15/19	2,393	3,024,728
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,698,329
Noble Holding International Ltd.
4.90%, 8/01/20	251	274,392
Occidental Petroleum Corp.
1.50%, 2/15/18	2,558	2,553,828
Phillips 66
4.30%, 4/01/22	3,940	4,248,679
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)	2,345	2,518,511
Southwestern Energy Co.
4.10%, 3/15/22	823	859,373

	Principal Amount (000)	U.S. $ Value
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	1,540	2,001,623

		26,352,786

Technology - 1.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	505	559,678
Apple, Inc.
2.40%, 5/03/23	2,253	2,149,026
Baidu, Inc.
2.25%, 11/28/17	1,067	1,063,115
Hewlett-Packard Co.
4.65%, 12/09/21	1,498	1,542,570
Microsoft Corp.
2.125%, 11/15/22	2,775	2,629,357
Motorola Solutions, Inc.
3.50%, 3/01/23	1,650	1,613,895
7.50%, 5/15/25	290	364,780
Oracle Corp.
1.20%, 10/15/17	2,800	2,775,671
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	2,995	3,068,228
Total System Services, Inc.
2.375%, 6/01/18	791	788,002
3.75%, 6/01/23	751	735,647

		17,289,969

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,784,064
5.75%, 12/15/16	1,115	1,254,418

		3,038,482

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	3,375	3,475,254
Ryder System, Inc.
5.85%, 11/01/16	930	1,048,698
7.20%, 9/01/15	908	1,025,162

		5,549,114

		152,532,944

Utility - 2.4%
Electric - 0.7%
Constellation Energy Group, Inc.
5.15%, 12/01/20	504	570,419
FirstEnergy Corp.
Series B
4.25%, 3/15/23	476	469,226
Southern California Edison Co.
Series 13-A
3.90%, 3/15/43	2,710	2,597,318
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,477,047

	Principal Amount (000)	U.S. $ Value
TECO Finance, Inc.
4.00%, 3/15/16	745	798,487
5.15%, 3/15/20	915	1,040,814
Union Electric Co.
6.70%, 2/01/19	315	392,145

		7,345,456

Natural Gas - 1.7%
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,166,039
7.50%, 7/01/38	2,264	2,795,660
GDF Suez
1.625%, 10/10/17 (a)	975	975,907
Kinder Morgan Energy Partners LP
3.50%, 9/01/23	698	682,665
3.95%, 9/01/22	495	511,660
4.15%, 3/01/22	863	902,895
Nisource Finance Corp.
6.80%, 1/15/19	3,445	4,158,587
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	2,400	2,523,789
Williams Cos., Inc. (The)
3.70%, 1/15/23	2,460	2,380,471
Williams Partners LP
5.25%, 3/15/20	2,198	2,473,341

		18,571,014

		25,916,470

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a)	819	800,503
4.125%, 3/13/17 (a)	757	806,583
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18	604	594,540
Electricite de France SA
5.25%, 1/29/23 (a)	2,143	2,180,502
Qtel International Finance Ltd.
3.875%, 1/31/28 (a)	647	614,650
Statoil ASA
1.15%, 5/15/18	2,700	2,658,172

		7,654,950

Total Corporates - Investment Grades (cost $318,850,044)		343,190,784

MORTGAGE PASS-THROUGHS - 8.6%
Agency Fixed Rate 30-Year - 6.1%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.50%, 5/01/36	45	47,447
Series 2007
5.50%, 7/01/35	1,508	1,636,784
Federal National Mortgage Association
3.00%, 6/01/40, TBA	12,090	12,142,894

	Principal Amount (000)	U.S. $ Value
3.50%, 6/01/43, TBA	12,635	13,083,641
3.50%, 7/01/43, TBA	10,350	10,690,013
4.00%, 6/01/43, TBA	20,340	21,438,043
Series 2003
5.50%, 4/01/33	1,243	1,358,999
Series 2004
5.50%, 4/01/34-11/01/34	3,889	4,259,635
Series 2005
5.50%, 2/01/35	964	1,054,585
Series 2006
5.00%, 1/01/36	3	3,300
Series 2007
4.50%, 8/01/37	293	313,631

		66,028,972

Agency Fixed Rate 15-Year - 2.0%
Federal National Mortgage Association
2.50%, 6/01/28, TBA	20,795	21,218,211

Agency ARMs - 0.5%
Federal Home Loan Mortgage Corp.
2.73%, 5/01/38 (c)	1,912	2,054,817
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (c)	1,025	1,097,165
Series 2007
2.378%, 3/01/34 (c)	1,929	2,051,556

		5,203,538

Total Mortgage Pass-Throughs (cost $92,965,008)		92,450,721

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 3.4%
Citigroup Commercial Mortgage Trust 2006-C4
Series 2006-C4, Class A1A
5.743%, 3/15/49	2,914	3,235,608
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	3,424,494
Series 2013-CR6, Class A2
2.122%, 3/10/46	5,420	5,538,601
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.814%, 6/15/49	2,697	3,073,127
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.53%, 6/15/29	6,015	6,210,710
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	6,885	7,694,359

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust 2006-4
Series 2006-4, Class A1A
5.166%, 12/12/49		3,072	3,420,235
Wachovia Bank Commercial Mortgage Trust Series 2006-C25
Series 2006-C25, Class A1A
5.728%, 5/15/43		3,039	3,396,908

			35,994,042

Agency CMBS - 0.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		4,653	5,005,899

Non-Agency Floating Rate CMBS - 0.3%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(d)		1,855	1,862,555
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(c)		1,615	1,619,777

			3,482,332

Total Commercial Mortgage-Backed Securities (cost $42,487,645)			44,482,273

GOVERNMENTS - SOVEREIGN AGENCIES - 3.8%
Canada - 2.7%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	27,715	28,755,967

Germany - 1.1%
KFW
Series E
4.375%, 7/04/18	EUR	7,865	12,032,429

Total Governments - Sovereign Agencies (cost $41,354,130)			40,788,396

AGENCIES - 2.9%
Agency Debentures - 2.9%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	12,000	12,178,884
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		22,014	19,261,479

Total Agencies (cost $28,750,145)			31,440,363

COVERED BONDS - 2.0%
Aib Mortgage Bank
Series E
4.875%, 6/29/17	EUR	665	949,294
Bank of Ireland Mortgage Bank
3.125%, 11/20/15		580	778,954

	Principal Amount (000)		U.S. $ Value
Bank of Nova Scotia
1.75%, 3/22/17 (a)	U.S.$	2,900	2,978,880
BPCE SFH SA
3.625%, 5/12/16 (a)	EUR	400	564,624
Series E
2.75%, 2/16/17		1,800	2,503,046
1.50%, 2/28/18		1,300	1,724,786
Caisse de Refinancement de l’Habitat SA
4.00%, 4/25/18		969	1,440,825
Caisse Francaise de Financement Local
Series E
3.50%, 9/16/16		883	1,250,460
Cie de Financement Foncier SA
Series E
3.375%, 1/18/16		3,457	4,818,679
Nationwide Building Society
3.125%, 10/13/16 (a)		2,610	3,671,000
Societe Generale SFH
Series E
3.25%, 6/06/16 (a)		900	1,261,291

Total Covered Bonds (cost $20,901,838)			21,941,839

ASSET-BACKED SECURITIES - 1.8%
Credit Cards - Floating Rate - 1.0%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.259%, 7/15/16 (d)	U.S.$	5,500	5,499,340
Chase Issuance Trust
Series 2008-A10, Class A10
0.949%, 8/17/15 (d)		5,500	5,508,239

			11,007,579

Autos - Fixed Rate - 0.5%
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		229	229,174
Series 2011-5, Class A2
1.19%, 8/08/15		413	414,008
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	2,918	2,820,236
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (a)	U.S.$	1,912	1,919,581

			5,382,999

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		411	411,027

	Principal Amount (000)	U.S. $ Value
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	1,408	1,412,148

		1,823,175

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.318%, 12/25/32 (d)	393	380,036
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.458%, 1/20/35 (d)	526	520,494

		900,530

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33	380	388,463

Total Asset-Backed Securities (cost $19,635,265)		19,502,746

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)	1,990	2,320,837

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	3,390	3,892,639

Peru - 0.1%
El Fondo Mivivienda SA
3.50%, 1/31/23 (a)	613	586,948

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (a)	2,782	3,213,210

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)	2,995	3,086,536

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	3,300	3,498,000

Total Quasi-Sovereigns (cost $14,943,830)		16,598,170

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Indonesia - 0.3%
Indonesia Government International Bond
3.375%, 4/15/23 (a)	3,326	3,143,070

	Principal Amount (000)	U.S. $ Value
Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)	2,944	3,257,536

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	1,819	2,209,532

Total Governments - Sovereign Bonds (cost $8,182,078)		8,610,138

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17 (cost $2,775,121)	2,340	3,080,016

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40 (cost $2,017,657)	1,985	2,848,435

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Financial Institutions - 0.2%
Finance - 0.2%
SLM Corp.
Series A
5.375%, 5/15/14 (cost $2,045,081)	2,085	2,147,550

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a) (cost $2,149,252)	1,885	2,134,762

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.636%, 5/25/35	1,330	1,326,752

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.814%, 5/28/35	392	338,749

Total Collateralized Mortgage Obligations (cost $1,706,412)		1,665,501

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 9.7%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $33,167,966)		33,167,966	33,167,966

	Principal Amount (000)
U.S. Treasury Bills - 6.6%
U.S. Treasury Bill Zero Coupon 6/13/13 (cost $70,213,984)	U.S.$	70,215	70,213,984

Total Short-Term Investments (cost $103,381,950)			103,381,950

Total Investments - 107.5% (cost $1,130,694,832) (f)			1,151,086,394
Other assets less liabilities - (7.5)% (g)			(80,735,645)

Net Assets - 100.0%			$1,070,350,749

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	200	September 2013	$28,134,136	$28,006,250	$127,886
U.S. T-Note 2 Yr (CBT) Futures	67	September 2013	14,751,384	14,749,422	1,962
U.S. T-Note 10 Yr (CBT) Futures	116	September 2013	15,050,507	14,989,375	61,132

					$190,980

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC
Wholesale	USD	11,058	EUR	8,523	6/27/13	$20,355
BNP Paribas SA	MXN	66,372	USD	5,356	7/11/13	180,388
Goldman Sachs Capital Markets LP	USD	3,653	NOK	21,366	7/11/13	(17,628)
HSBC Bank USA	GBP	61,265	USD	93,323	6/27/13	251,157
JPMorgan Chase Bank, NA	AUD	27,337	USD	27,944	6/14/13	1,800,876
JPMorgan Chase Bank, NA	USD	1,720	GBP	1,125	6/27/13	(11,559)
Morgan Stanley & Co., Inc.	GBP	4,091	USD	6,152	6/27/13	(62,808)
Royal Bank of Canada	USD	520	CAD	535	6/07/13	(3,317)
Royal Bank of Scotland PLC	CAD	33,173	USD	32,270	6/07/13	275,355
Royal Bank of Scotland PLC	NZD	1,590	USD	1,332	6/14/13	69,021

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	1,727	EUR	1,331	6/27/13	$3,842
Royal Bank of Scotland PLC	NOK	71,793	USD	12,237	7/11/13	20,899
State Street Bank & Trust Co.	EUR	167,101	USD	216,766	6/27/13	(449,436)
State Street Bank & Trust Co.	USD	1,886	EUR	1,473	6/27/13	27,988
UBS AG	JPY	6,970,251	USD	69,074	7/19/13	(326,081)

						$1,779,052

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $177,638,429 or 16.6% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2013.
(c)	Variable rate coupon, rate shown as of May 31, 2013.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2013.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(f)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,167,354 and gross unrealized depreciation of investments was $(21,775,792), resulting in net unrealized appreciation of $20,391,562.
(g)	An amount of U.S. $642,675 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Global Core Bond Portfolio

COUNTRY BREAKDOWN*

May 31, 2013 (unaudited)

40.8%	United States
11.1%	United Kingdom
6.9%	Japan
5.9%	Finland
3.9%	Germany
3.0%	Canada
2.9%	Netherlands
2.8%	Australia
2.4%	Belgium
2.0%	France
1.2%	Norway
1.1%	Austria
0.8%	Sweden
6.2%	Other
9.0%	Short-Term

100.0%

*	All data are as of May 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Brazil, China, India, Indonesia, Ireland, Israel, Italy, Kazakhstan, Malaysia, Mexico, New Zealand, Peru, Qatar, Russia, South Africa, South Korea, Spain, Supranational, Switzerland, Turkey and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$416,822,750		$	– 0	–	$416,822,750
Corporates - Investment Grades		– 0	–	343,190,784			– 0	–	343,190,784
Mortgage Pass-Throughs		– 0	–	92,450,721			– 0	–	92,450,721
Commercial Mortgage-Backed Securities		– 0	–	39,546,591			4,935,682		44,482,273
Governments - Sovereign Agencies		– 0	–	40,788,396			– 0	–	40,788,396
Agencies		– 0	–	31,440,363			– 0	–	31,440,363
Covered Bonds		– 0	–	21,941,839			– 0	–	21,941,839
Asset-Backed Securities		– 0	–	16,390,578			3,112,168		19,502,746
Quasi-Sovereigns		– 0	–	16,598,170			– 0	–	16,598,170
Governments - Sovereign Bonds		– 0	–	8,610,138			– 0	–	8,610,138
Supranationals		– 0	–	3,080,016			– 0	–	3,080,016
Local Governments - Municipal Bonds		– 0	–	2,848,435			– 0	–	2,848,435
Corporates - Non-Investment Grades		– 0	–	2,147,550			– 0	–	2,147,550
Emerging Markets - Corporate Bonds		– 0	–	2,134,762			– 0	–	2,134,762
Collateralized Mortgage Obligations		– 0	–	338,749			1,326,752		1,665,501
Short-Term Investments:
Investment Companies		33,167,966		– 0	–		– 0	–	33,167,966
U.S. Treasury Bills		– 0	–	70,213,984			– 0	–	70,213,984

Total Investments in Securities		33,167,966		1,108,543,826			9,374,602		1,151,086,394
Other Financial Instruments* :
Assets:
Futures Contracts		190,980		– 0	–		– 0	–	190,980
Forward Currency Exchange Contracts		– 0	–	2,649,881			– 0	–	2,649,881
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(870,829)			– 0	–	(870,829)

Total^		$33,358,946		$1,110,322,878			$9,374,602		$1,153,056,426

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/12	$12,492,233		$5,411,002		$2,357,797
Accrued discounts/(premiums)	(40,082)		255		504
Realized gain (loss)	711,139		(4,736,095)		(2,948,569)
Change in unrealized appreciation/depreciation	(532,615)		4,896,955		3,154,499
Purchases	– 0	–	– 0	–	– 0	–
Sales	(7,694,993)		(2,459,949)		(899,447)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(338,032)

Balance as of 5/31/13+	$4,935,682		$3,112,168		$1,326,752

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(532,615)		$99,327		$112,320

	Total
Balance as of 8/31/12	$20,261,032
Accrued discounts/(premiums)	(39,323)
Realized gain (loss)	(6,973,525)
Change in unrealized appreciation/depreciation	7,518,839
Purchases	– 0	–
Sales	(11,054,389)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(338,032)

Balance as of 5/31/13	$9,374,602

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(320,968)

+	There were de minimus transfers under 1% of Net Assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 97.2%
United States - 97.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/22 (TIPS) (a)	U.S.$	114,651	$118,293,239
0.125%, 4/15/18-1/15/23 (TIPS)		68,505	70,388,566
0.625%, 7/15/21 (TIPS) (a)		88,858	96,271,928
1.125%, 1/15/21 (TIPS) (a)		14,003	15,673,549
1.25%, 7/15/20 (TIPS) (a)(b)		64,434	73,011,215
1.375%, 7/15/18 (TIPS) (a)		34,341	38,553,612
1.375%, 1/15/20 (TIPS)		42,550	48,180,894
1.625%, 1/15/15 (TIPS) (a)		67,503	70,397,936
1.625%, 1/15/18 (TIPS)		17,883	20,039,769
1.875%, 7/15/15 (TIPS)		9,364	10,012,920
1.875%, 7/15/19 (TIPS) (a)		44,528	51,951,498
2.00%, 7/15/14 (TIPS) (a)		73,770	76,363,395
2.00%, 1/15/16 (TIPS)		14,067	15,229,869
2.125%, 1/15/19 (TIPS)		22,572	26,313,770
2.50%, 7/15/16 (TIPS)		3,510	3,925,824
2.625%, 7/15/17 (TIPS)		10,102	11,692,398

Total Inflation-Linked Securities (cost $726,503,851)			746,300,382

CORPORATES - INVESTMENT GRADES - 20.2%
Industrial - 10.9%
Basic - 1.5%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		827	851,066
Basell Finance Co. BV
8.10%, 3/15/27 (c)		590	799,673
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		893	863,715
Dow Chemical Co. (The)
4.375%, 11/15/42		1,111	1,037,936
8.55%, 5/15/19		637	847,559
Gerdau Trade, Inc.
4.75%, 4/15/23 (c)		1,400	1,373,025
5.75%, 1/30/21 (c)		113	117,520
International Paper Co.
4.75%, 2/15/22		1,710	1,888,774
LyondellBasell Industries NV
5.75%, 4/15/24		1,087	1,264,656
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		832	823,581
Vale SA
5.625%, 9/11/42		1,980	1,846,063

			11,713,568

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14	EUR	1,100	1,521,576
Embraer SA
5.15%, 6/15/22	U.S.$	550	584,375

	Principal Amount (000)		U.S. $ Value
Odebrecht Finance Ltd.
5.125%, 6/26/22 (c)		730	762,850
Republic Services, Inc.
5.25%, 11/15/21		660	752,078

			3,620,879

Communications - Media - 1.9%
CBS Corp.
5.75%, 4/15/20		1,625	1,887,920
Comcast Corp.
5.15%, 3/01/20		1,064	1,252,263
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,330	1,348,810
4.60%, 2/15/21		660	711,805
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)		606	642,360
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)		906	915,060
News America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,838,765
Omnicom Group, Inc.
3.625%, 5/01/22		703	706,444
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,340	1,707,748
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,515,211
WPP Finance 2010
4.75%, 11/21/21		1,737	1,860,616

			14,387,002

Communications - Telecommunications - 1.1%
American Tower Corp.
5.05%, 9/01/20		1,355	1,482,767
AT&T, Inc.
5.35%, 9/01/40		1,397	1,494,372
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		1,777	1,801,992
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	151,227
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	835	900,224
United States Cellular Corp.
6.70%, 12/15/33		835	863,959
Verizon Communications, Inc.
7.35%, 4/01/39		780	1,047,739
Vodafone Group PLC
6.15%, 2/27/37		870	1,036,040

			8,778,320

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		1,595	1,757,034

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,757,032

			3,514,066

Consumer Cyclical - Other - 0.3%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,618,241
Host Hotels & Resorts LP
5.25%, 3/15/22	U.S.$	830	909,983

			2,528,224

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
4.125%, 7/15/17		336	364,648
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		2,025	2,123,071

			2,487,719

Consumer Non-Cyclical - 1.0%
Actavis, Inc.
3.25%, 10/01/22		707	694,679
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,737,673
ConAgra Foods, Inc.
3.20%, 1/25/23		591	582,295
Kroger Co. (The)
3.40%, 4/15/22		1,395	1,415,853
Reynolds American, Inc.
3.25%, 11/01/22		899	873,363
Tyson Foods, Inc.
4.50%, 6/15/22		1,985	2,116,949

			7,420,812

Energy - 2.0%
Encana Corp.
3.90%, 11/15/21		2,060	2,161,266
Marathon Petroleum Corp.
5.125%, 3/01/21		590	676,865
Nabors Industries, Inc.
9.25%, 1/15/19		1,064	1,344,885
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,772,817
Phillips 66
4.30%, 4/01/22		2,775	2,992,407
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (c)		2,065	2,217,793
Transocean, Inc.
2.50%, 10/15/17		874	882,072
Valero Energy Corp.
6.125%, 2/01/20		998	1,196,839
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,860	2,006,719

			15,251,663

	Principal Amount (000)		U.S. $ Value
Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		249	275,960
Baidu, Inc.
2.25%, 11/28/17		480	478,252
Hewlett-Packard Co.
4.65%, 12/09/21		778	801,148
Intel Corp.
4.80%, 10/01/41		1,130	1,161,155
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,937,106
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,095	2,146,223
Total System Services, Inc.
2.375%, 6/01/18		530	527,991
3.75%, 6/01/23		542	530,920

			7,858,755

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,816,938

Transportation - Railroads - 0.2%
CSX Corp.
4.75%, 5/30/42		1,085	1,099,618

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	1,043,661
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,142,988
5.85%, 11/01/16		630	710,408

			2,897,057

			83,374,621

Financial Institutions - 6.2%
Banking - 3.5%
Bank of America Corp.
3.30%, 1/11/23		780	755,577
5.00%, 5/13/21		960	1,063,248
5.625%, 7/01/20		705	814,350
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	1,245	1,924,463
7.625%, 11/21/22	U.S.$	1,213	1,219,065
Citigroup, Inc.
5.375%, 8/09/20		496	570,850
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		896	891,792
Danske Bank A/S
5.684%, 2/15/17	GBP	772	1,158,314
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	797	818,056
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		545	623,886
6.00%, 6/15/20		685	802,030
HSBC Holdings PLC

	Principal Amount (000)	U.S. $ Value
4.00%, 3/30/22	810	858,783
5.10%, 4/05/21	1,130	1,287,748
ING Bank NV
2.00%, 9/25/15 (c)	1,995	2,026,711
JPMorgan Chase & Co.
4.40%, 7/22/20	715	784,583
4.50%, 1/24/22	1,120	1,214,107
Series Q
5.15%, 5/01/23	602	608,020
Macquarie Group Ltd.
7.625%, 8/13/19 (c)	720	865,512
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21	2,413	2,722,035
Murray Street Investment Trust I
4.647%, 3/09/17	184	200,548
National Capital Trust II
5.486%, 3/23/15 (c)	1,090	1,110,437
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)	319	376,423
Standard Chartered PLC
4.00%, 7/12/22 (c)	1,900	1,960,040
UBS AG/Stamford CT
5.875%, 7/15/16	655	734,397
7.625%, 8/17/22	929	1,059,121
Vesey Street Investment Trust I
4.404%, 9/01/16	493	532,282

		26,982,378

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16	1,863	1,864,917

Insurance - 1.9%
Allstate Corp. (The)
6.125%, 5/15/37	1,145	1,263,218
American International Group, Inc.
6.40%, 12/15/20	1,660	2,006,673
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	1,330	1,516,217
6.10%, 10/01/41	760	899,600
Humana, Inc.
7.20%, 6/15/18	1,520	1,830,349
Lincoln National Corp.
8.75%, 7/01/19	550	732,426
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	805	1,176,485
Prudential Financial, Inc.
5.625%, 6/15/43	940	991,700
Swiss Re Capital I LP
6.854%, 5/25/16 (c)	1,815	1,947,531
WellPoint, Inc.
3.30%, 1/15/23	703	697,800
XL Group PLC
5.25%, 9/15/14	1,590	1,674,095

		14,736,094

	Principal Amount (000)	U.S. $ Value
REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21	1,877	2,156,282
Health Care REIT, Inc.
5.25%, 1/15/22	1,945	2,189,940

		4,346,222

		47,929,611

Utility - 2.7%
Electric - 0.6%
CMS Energy Corp.
5.05%, 3/15/22	669	755,382
Constellation Energy Group, Inc.
5.15%, 12/01/20	263	297,659
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	960	1,155,641
Pacific Gas & Electric Co.
4.50%, 12/15/41	800	813,703
TECO Finance, Inc.
4.00%, 3/15/16	1,680	1,800,616

		4,823,001

Natural Gas - 2.1%
DCP Midstream LLC
9.75%, 3/15/19 (c)	1,290	1,701,504
Energy Transfer Partners LP
6.125%, 2/15/17	1,645	1,876,856
Enterprise Products Operating LLC
5.20%, 9/01/20	720	831,974
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	1,439	1,487,432
4.15%, 3/01/22	625	653,893
ONEOK, Inc.
4.25%, 2/01/22	2,025	2,105,241
Spectra Energy Capital LLC
8.00%, 10/01/19	1,395	1,808,241
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)	2,090	2,197,800
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,758	1,701,166
Williams Partners LP
3.80%, 2/15/15	1,660	1,739,605

		16,103,712

		20,926,713

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	1,478	1,403,311
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)	1,292	1,437,479

		2,840,790

Total Corporates - Investment Grades (cost $147,773,738)		155,071,735

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 11.2%
Autos - Fixed Rate - 6.9%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		3,017	3,016,850
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		3,150	3,186,953
Series 2013-1, Class A2
1.00%, 2/15/18		1,555	1,552,612
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		122	122,226
Series 2012-3, Class A3
0.96%, 1/09/17		2,415	2,427,256
Series 2012-4, Class A2
0.49%, 4/08/16		2,432	2,431,762
Series 2013-1, Class A2
0.49%, 6/08/16		1,707	1,706,540
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		1,766	1,766,225
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		1,475	1,492,024
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,335	1,344,942
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		1,469	1,468,517
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		1,336	1,342,412
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		1,070	1,068,414
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,537	1,535,300
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		870	874,439
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	1,271	1,229,379
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	U.S.$	642	644,109
Series 2012-D, Class B
1.01%, 5/15/18		645	643,160

	Principal Amount (000)	U.S. $ Value
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16	2,375	2,380,736
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)	4,705	4,694,155
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)	1,024	1,028,199
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)	2,063	2,062,431
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18	585	592,594
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16	1,315	1,313,572
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)	3,196	3,189,781
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)	1,999	2,000,748
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	1,118	1,119,842
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)	1,551	1,553,889
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15	1,990	1,989,929
Series 2013-3, Class C
1.81%, 4/15/19	1,919	1,919,041
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	1,320	1,321,510

		53,019,547

Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18	2,310	2,306,139
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)	1,905	1,872,799
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	2,720	2,708,230
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17	1,300	1,440,336

	Principal Amount (000)	U.S. $ Value
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	2,290	2,286,717
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20	2,125	2,131,668
Series 2012-7, Class A
1.76%, 9/15/22	1,835	1,809,654
Series 2013-1, Class A
1.35%, 3/15/21	1,785	1,770,930
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	1,310	1,321,814
Series 2013-A, Class A
1.61%, 12/15/21	809	805,959

		18,454,246

Autos - Floating Rate - 1.1%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.599%, 9/15/17 (c)(e)	3,034	3,041,905
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.579%, 1/15/18 (e)	2,082	2,082,383
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.688%, 6/20/17 (e)	3,340	3,353,881

		8,478,169

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)	1,192	1,195,840
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	207	207,548
Series 2012-A, Class A3
0.94%, 5/15/17	1,605	1,611,294
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	707	709,311

		3,723,993

Credit Cards - Floating Rate - 0.3%
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.768%, 3/18/14 (c)(e)	2,401	2,406,139

Total Asset-Backed Securities (cost $86,145,261)		86,082,094

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Non-Agency Fixed Rate CMBS - 7.8%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class AJ
5.598%, 10/12/41	805	775,559
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (c)	1,970	1,977,502
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.743%, 3/15/49	698	774,698
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.796%, 6/15/38	770	780,517
Series 2006-C8, Class A4
5.306%, 12/10/46	3,350	3,742,921
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)	1,008	992,001
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.791%, 5/15/46	3,835	4,414,288
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)	1,320	1,295,555
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	3,382	3,807,013
Series 2007-GG9, Class AM
5.475%, 3/10/39	227	248,795
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45	4,045	4,177,692
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)	1,917	1,906,719
Series 2013-KING, Class A
2.706%, 12/10/27 (c)	2,082	2,110,614
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,255	2,500,497
Series 2007-CB19, Class AM
5.714%, 2/12/49	700	778,778
Series 2007-LD11, Class A4
5.814%, 6/15/49	1,091	1,243,505
Series 2007-LD12, Class AM
6.001%, 2/15/51	598	677,862
Series 2010-C2, Class A1
2.749%, 11/15/43 (C)	1,579	1,638,762
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	1,099	1,112,185
Series 2006-C2, Class A1A
5.739%, 8/12/43	1,293	1,452,948

	Principal Amount (000)	U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	3,265	3,648,814
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	4,842	5,390,922
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.647%, 6/11/42	3,012	3,473,262
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)	1,518	1,508,490
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	317	316,086
Series 2012-C4, Class A5
2.85%, 12/10/45	637	620,758
Series 2013-C5, Class A4
3.185%, 3/10/46	3,276	3,274,210
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.728%, 5/15/43	3,322	3,713,223
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	1,776	1,801,101

		60,155,277

Non-Agency Floating Rate CMBS - 0.5%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51 (f)	618	683,610
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.898%, 12/05/31 (c)(e)	1,010	1,010,855
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.048%, 11/08/29 (c)(e)	2,035	2,040,189

		3,734,654

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	2,944	3,095,147

Total Commercial Mortgage-Backed Securities (cost $65,747,838)		66,985,078

MORTGAGE PASS-THROUGHS - 3.4%
Agency Fixed Rate 30-Year - 3.0%
Federal National Mortgage Association
3.50%, 7/01/43, TBA	22,310	23,042,918

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.385%, 11/01/35 (e)		1,901	2,018,702
2.73%, 5/01/38 (f)		987	1,060,550

			3,079,252

Total Mortgage Pass-Throughs (cost $26,124,562)			26,122,170

CORPORATES - NON-INVESTMENT GRADES - 1.5%
Financial Institutions - 0.8%
Banking - 0.7%
Bank of America Corp.
Series U
5.20%, 6/01/23		1,362	1,348,380
Citigroup, Inc.
5.95%, 1/30/23		1,935	2,022,075
LBG Capital No. 2 PLC
Series 22
15.00%, 12/21/19	EUR	1,015	1,919,503

			5,289,958

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22	U.S.$	1,075	1,131,437

			6,421,395

Industrial - 0.7%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (c)		157	158,178

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22		1,245	1,301,025
Ball Corp.
5.00%, 3/15/22		1,250	1,293,750

			2,594,775

Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (c)		322	318,457

Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		1,245	1,310,362

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		596	636,230

			5,018,002

Total Corporates - Non-Investment Grades (cost $11,203,941)			11,439,397

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		1,083	1,157,456

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (c)		1,328	1,548,780

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,722,407

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		2,070	2,133,265

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,796,700

Total Quasi-Sovereigns (cost $7,939,345)			8,358,608

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (c)		1,171	1,106,595

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (c)		1,445	1,598,893

Total Governments - Sovereign Bonds (cost $2,590,544)			2,705,488

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $1,106,208)		41,400	1,078,470

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
VimpelCom Holdings BV
5.20%, 2/13/19 (c) (cost $497,000)	U.S.$	497	498,409

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (g) (cost $7,376,732)	7,376,732	7,376,732

Total Investments – 144.8% (cost $1,083,009,020) (h)		1,112,018,563
Other assets less liabilities – (44.8)% (i)		(343,865,778)

Net Assets – 100.0%		$768,152,785

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	99	September 2013	$13,926,398	$13,863,094	$63,304
U.S. T-Note 5 Yr Futures	651	September 2013	79,725,382	79,691,555	33,827
U.S. T-Note 10 Yr (CBT) Futures	174	September 2013	22,550,899	22,484,063	66,836

					$163,967

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	8,481	USD	11,005	6/27/13	$(20,256)
BNP Paribas SA	USD	7,756	MXN	96,108	7/11/13	(261,206)
Deutsche Bank AG London	USD	383	GBP	252	6/27/13	970
Goldman Sachs Capital Markets LP	JPY	1,129,603	USD	11,189	7/19/13	(58,278)
HSBC BankUSA	GBP	8,577	USD	13,065	6/27/13	35,162
Royal Bank of Scotland PLC	CAD	9,609	USD	9,347	6/07/13	79,760
Royal Bank of Scotland PLC	AUD	5,735	USD	5,829	6/14/13	344,395

						$120,547

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$33,270	6/7/13	0.627%	3 Month LIBOR	$(80,779)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		$50,940	11/17/13	1.059%	3 Month LIBOR	$(201,321)
Barclays Bank PLC		7,590	1/17/22	2.050%	3 Month LIBOR	(22,196)
JPMorgan Chase Bank, NA		8,040	5/17/21	3.268%	3 Month LIBOR	(804,047)
Morgan Stanley & Co., LLC		10,920	5/21/23	3 Month LIBOR	2.020%	(303,674)
Morgan Stanley & Co., LLC	EUR	9,520	5/21/23	1.566%	6 Month EURIBOR	178,983
Morgan Stanley Capital Services Inc.		$46,600	3/12/14	0.563%	3 Month LIBOR	(117,811)
Morgan Stanley Capital Services Inc.		5,480	2/21/42	2.813%	3 Month LIBOR	406,853
Morgan Stanley Capital Services Inc.		3,990	3/6/42	2.804%	3 Month LIBOR	310,474

						$(633,518)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Societe Generale, 5.25% 3/28/13, 12/20/17*	3.00%	1.55%	EUR	1,400	$124,836	$77,408	$47,428
Credit Suisse International:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.77		$2,140	23,227	(64,754)	87,981

					$148,063	$12,654	$135,409

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at May 31, 2013
Bank of America+	0.06%	—	$54,751,047
Bank of America	0.14%	6/03/13	46,840,125
Barclays+	0.04%	—	48,446,766
Barclays	0.12%	6/03/13	29,031,250
Barclays	0.18%	7/09/13	26,047,192

Broker	Interest Rate	Maturity	U.S. $ Value at May 31, 2013
JP Morgan Chase	0.19%	6/04/13	$10,208,290
Goldman	0.12%	7/29/13	9,982,508
Morgan Stanley	0.15%	7/11/13	10,230,213
Morgan Stanley	0.15%	8/14/13	45,633,722
Morgan Stanley	0.17%	8/29/13	99,507,178
Morgan Stanley	0.18%	7/10/13	37,516,814
Morgan Stanley	0.19%	7/16/13	65,674,629
Warburg	0.12%	8/22/13	12,212,663

			$496,082,397

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2013

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $288,733,410.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,262,673.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $87,181,253 or 11.3% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2013.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2013.
(f)	Variable rate coupon, rate shown as of May 31, 2013.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,859,191 and gross unrealized depreciation of investments was $(8,849,648), resulting in net unrealized appreciation of $29,009,543.
(i)	An amount of U.S. $675,950 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$746,300,382		$	– 0	–	$746,300,382
Corporates - Investment Grades		– 0	–	155,071,735			– 0	–	155,071,735
Asset-Backed Securities		3,016,850		79,341,251			3,723,993		86,082,094
Commercial Mortgage-Backed Securities		– 0	–	61,796,452			5,188,626		66,985,078
Mortgage Pass-Throughs		– 0	–	26,122,170			– 0	–	26,122,170
Corporates - Non-Investment Grades		– 0	–	11,439,397			– 0	–	11,439,397
Quasi-Sovereigns		– 0	–	8,358,608			– 0	–	8,358,608
Governments - Sovereign Bonds		– 0	–	2,705,488			– 0	–	2,705,488
Preferred Stocks		1,078,470		– 0	–		– 0	–	1,078,470
Emerging Markets - Corporate Bonds		– 0	–	498,409			– 0	–	498,409
Short-Term Investments		7,376,732		– 0	–		– 0	–	7,376,732

Total Investments in Securities	11,472,052		1,091,633,892		8,912,619		1,112,018,563
Other Financial Instruments* :
Assets:
Futures Contracts	163,967		– 0	–	– 0	–	163,967
Forward Currency Exchange Contracts	– 0	–	460,287		– 0	–	460,287
Interest Rate Swap Contracts	– 0	–	896,310		– 0	–	896,310
Credit Default Swap Contracts	– 0	–	135,409		– 0	–	135,409
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(339,740)		– 0	–	(339,740)
Interest Rate Swap Contracts	– 0	–	(1,529,828)		– 0	–	(1,529,828)

Total^	$11,636,019		$1,091,256,330		$8,912,619		$1,111,804,968

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Bank Loans
Balance as of 8/31/12	$8,646,219		$4,328,766			$1,108,530
Accrued discounts/(premiums)	40		(43,381)			131
Realized gain (loss)	14,657		200,775			15,610
Change in unrealized appreciation/depreciation	(38,164)		(78,579)			(21,535)
Purchases	– 0	–	4,457,610			– 0	–
Sales	(1,541,772)		(3,676,565)			(1,102,736)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(3,356,987)		– 0	–		– 0	–

Balance as of 5/31/13+	$3,723,993		$5,188,626		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(8,670)		$(78,579)		$	– 0	–

	Total
Balance as of 8/31/12	$14,083,515
Accrued discounts/(premiums)	(43,210)
Realized gain (loss)	231,042
Change in unrealized appreciation/depreciation	(138,278)
Purchases	4,457,610
Sales	(6,321,073)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(3,356,987)

Balance as of 5/31/13	$8,912,619

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(87,249)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable	Range/
	5/31/13	Technique	Input	Weighted Average
Asset-Backed Securities	$3,723,993	Third Party Vendor	Evaluated Quotes	$100.12 - $100.40/$100.34
Collateralized Mortgage Obligations	$5,188,626	Third Party Vendor	Evaluated Quotes	$96.34 - $113.96/$108.30

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.7%
Financials - 8.7%
Capital Markets - 1.0%
3i Group PLC	22,408	$115,120
Aberdeen Asset Management PLC	21,155	148,673
Ameriprise Financial, Inc.	6,600	538,032
Bank of New York Mellon Corp. (The)	38,000	1,142,280
BlackRock, Inc.-Class A	4,140	1,155,888
Charles Schwab Corp. (The)	35,900	712,974
Credit Suisse Group AG (a)	31,520	931,614
Daiwa Securities Group, Inc.	40,000	327,190
Deutsche Bank AG (REG)	25,245	1,172,930
E*Trade Financial Corp. (a)	9,300	108,159
Franklin Resources, Inc.	4,500	696,645
Goldman Sachs Group, Inc. (The)	14,300	2,317,744
Hargreaves Lansdown PLC	5,819	84,791
ICAP PLC	12,443	68,797
Invesco Ltd.	14,400	485,856
Investec PLC	13,241	92,852
Julius Baer Group Ltd. (a)	5,317	209,988
Legg Mason, Inc.	3,700	129,648
Macquarie Group Ltd.	7,926	323,195
Mediobanca SpA	12,704	83,574
Morgan Stanley	44,800	1,160,320
Nomura Holdings, Inc.	89,000	674,838
Northern Trust Corp.	7,100	412,865
Partners Group Holding AG	426	108,300
Ratos AB	4,711	40,655
SBI Holdings, Inc./Japan	5,508	68,551
Schroders PLC	2,779	99,208
State Street Corp.	14,900	986,082
T Rowe Price Group, Inc.	8,500	644,810
UBS AG (a)	89,535	1,570,981

		16,612,560

Commercial Banks - 3.0%
Aozora Bank Ltd.	14,000	40,408
Australia & New Zealand Banking Group Ltd.	66,639	1,738,296
Banca Monte dei Paschi di Siena SpA (a)(b)	139,084	42,659
Banco Bilbao Vizcaya Argentaria SA	133,690	1,253,040
Banco de Sabadell SA (b)	68,088	128,058
Banco Espirito Santo SA (a)	44,620	44,147
Banco Popolare SC (a)	40,005	58,861
Banco Popular Espanol SA	130,606	107,929
Banco Santander SA	253,234	1,811,188
Bank Hapoalim BM (a)	24,757	114,555
Bank Leumi Le-Israel BM (a)	29,314	102,331
Bank of East Asia Ltd.	33,400	130,136
Bank of Kyoto Ltd. (The)	8,000	64,380
Bank of Yokohama Ltd. (The)	29,000	142,133
Bankia SA (a)(b)	186	213
Banque Cantonale Vaudoise	74	38,309
Barclays PLC	284,478	1,362,686
BB&T Corp.	22,800	750,576
Bendigo and Adelaide Bank Ltd.	9,752	91,511
BNP Paribas SA	24,609	1,440,108

Company	Shares	U.S. $ Value
BOC Hong Kong Holdings Ltd.	90,500	301,990
CaixaBank (b)	18,761	67,535
Chiba Bank Ltd. (The)	18,000	112,005
Chugoku Bank Ltd. (The)	4,000	54,487
Comerica, Inc.	6,100	240,889
Commerzbank AG (a)	9,296	95,885
Commonwealth Bank of Australia	39,065	2,481,869
Credit Agricole SA (a)	24,569	230,356
Danske Bank A/S (a)	16,037	314,626
DBS Group Holdings Ltd.	45,000	609,273
DnB ASA	24,029	388,577
Erste Group Bank AG	5,336	171,383
Fifth Third Bancorp	28,500	518,700
First Horizon National Corp.	7,900	90,692
Fukuoka Financial Group, Inc.	18,000	73,048
Gunma Bank Ltd. (The)	9,000	44,563
Hachijuni Bank Ltd. (The)	10,000	50,955
Hang Seng Bank Ltd.	18,800	301,757
Hiroshima Bank Ltd. (The)	12,000	48,564
HSBC Holdings PLC	449,269	4,928,942
Huntington Bancshares, Inc./OH	27,500	213,125
Intesa Sanpaolo SpA	244,816	456,716
Intesa Sanpaolo SpA - RSP	19,298	30,003
Iyo Bank Ltd. (The)	6,000	51,425
Joyo Bank Ltd. (The)	15,000	74,255
KBC Groep NV	3,961	157,016
KeyCorp	30,100	324,478
Lloyds Banking Group PLC (a)	1,030,964	958,220
M&T Bank Corp.	4,000	419,600
Mitsubishi UFJ Financial Group, Inc.	312,600	1,814,178
Mizrahi Tefahot Bank Ltd. (a)	3,047	31,465
Mizuho Financial Group, Inc.	560,600	1,067,333
National Australia Bank Ltd.	55,773	1,534,359
Natixis	21,180	99,856
Nishi-Nippon City Bank Ltd. (The)	16,000	38,551
Nordea Bank AB	64,727	795,236
Oversea-Chinese Banking Corp., Ltd.	63,000	513,213
PNC Financial Services Group, Inc. (The)	17,300	1,239,372
Raiffeisen Bank International AG	1,202	40,760
Regions Financial Corp.	46,100	420,893
Resona Holdings, Inc.	46,200	207,233
Royal Bank of Scotland Group PLC (a)	51,251	258,798
Seven Bank Ltd.	13,149	46,832
Shinsei Bank Ltd.	37,000	86,402
Shizuoka Bank Ltd. (The)	13,000	134,962
Skandinaviska Enskilda Banken AB	34,682	361,021
Societe Generale SA (b)	17,311	690,399
Standard Chartered PLC	58,812	1,361,757
Sumitomo Mitsui Financial Group, Inc.	33,000	1,302,832
Sumitomo Mitsui Trust Holdings, Inc.	76,000	311,371
SunTrust Banks, Inc.	17,600	564,784
Suruga Bank Ltd.	5,000	74,896
Svenska Handelsbanken AB	12,279	527,797
Swedbank AB	19,659	468,168
UniCredit SpA	98,560	553,137
Unione di Banche Italiane SCPA	19,809	88,436
United Overseas Bank Ltd.	31,000	523,591
US Bancorp/MN	60,800	2,131,648
Wells Fargo & Co.	160,100	6,492,055

Company	Shares	U.S. $ Value
Westpac Banking Corp.	75,572	2,036,733
Wing Hang Bank Ltd.	4,500	43,100
Yamaguchi Financial Group, Inc.	5,000	43,262
Zions Bancorporation	6,000	168,300

		49,345,188

Consumer Finance - 0.3%
Acom Co., Ltd. (a)	980	34,526
AEON Financial Service Co., Ltd. (b)	1,600	42,654
American Express Co.	31,400	2,377,294
Capital One Financial Corp.	18,985	1,156,756
Credit Saison Co., Ltd.	3,900	90,935
Discover Financial Services	16,100	763,301
SLM Corp.	14,800	351,352

		4,816,818

Diversified Financial Services - 1.4%
ASX Ltd.	4,306	153,446
Bank of America Corp.	353,502	4,828,837
Citigroup, Inc.	99,299	5,162,555
CME Group, Inc./IL-Class A	10,000	679,300
Deutsche Boerse AG	4,745	305,899
Eurazeo	770	42,086
Exor SpA	1,576	49,946
First Pacific Co., Ltd./Hong Kong	47,000	62,203
Groupe Bruxelles Lambert SA	1,984	156,782
Hong Kong Exchanges and Clearing Ltd.	25,200	421,853
Industrivarden AB	2,895	50,029
ING Groep NV (a)	94,178	878,181
IntercontinentalExchange, Inc. (a)	2,400	410,904
Investment AB Kinnevik	5,057	134,076
Investor AB	11,199	321,486
JPMorgan Chase & Co.	125,000	6,823,750
Leucadia National Corp.	9,500	298,110
London Stock Exchange Group PLC	4,333	91,819
McGraw Hill Financial, Inc.	9,200	501,860
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,300	64,826
Moody’s Corp.	6,300	418,572
NASDAQ OMX Group, Inc. (The)	3,800	119,548
NYSE Euronext	7,900	317,817
ORIX Corp.	25,700	340,833
Pargesa Holding SA	664	45,932
Pohjola Bank PLC	3,407	55,350
Resolution Ltd.	32,923	143,610
Singapore Exchange Ltd.	21,000	122,460
Wendel SA	808	89,193

		23,091,263

Insurance - 2.1%
ACE Ltd.	11,100	995,448
Admiral Group PLC	5,003	100,877
Aegon NV	42,259	288,325
Aflac, Inc.	15,300	852,057
Ageas	5,742	210,513
AIA Group Ltd.	265,900	1,175,542
Allianz SE	11,195	1,729,252
Allstate Corp. (The)	15,600	752,544
American International Group, Inc. (a)	48,240	2,144,750

Company	Shares	U.S. $ Value
AMP Ltd.	70,162	344,069
AON PLC	10,200	649,434
Assicurazioni Generali SpA	28,710	534,183
Assurant, Inc.	2,500	124,350
Aviva PLC	71,746	360,548
AXA SA	43,471	877,666
Baloise Holding AG	1,168	114,327
Berkshire Hathaway, Inc. (a)	59,600	6,798,572
Chubb Corp. (The)	8,500	740,350
Cincinnati Financial Corp.	4,800	227,232
CNP Assurances	3,993	60,292
Dai-ichi Life Insurance Co., Ltd. (The)	209	283,048
Delta Lloyd NV	3,409	66,660
Genworth Financial, Inc.-Class A (a)	16,000	172,960
Gjensidige Forsikring ASA	4,918	74,165
Hannover Rueckversicherung SE	1,483	111,645
Hartford Financial Services Group, Inc.	14,200	434,946
Insurance Australia Group Ltd.	50,098	270,362
Legal & General Group PLC	144,425	389,070
Lincoln National Corp.	8,800	313,808
Loews Corp.	10,100	462,782
Mapfre SA	17,150	61,623
Marsh & McLennan Cos., Inc.	17,900	716,358
MetLife, Inc.	35,700	1,578,297
MS&AD Insurance Group Holdings	12,500	306,593
Muenchener Rueckversicherungs AG	4,410	822,574
NKSJ Holdings, Inc.	9,000	201,051
Old Mutual PLC	119,669	369,577
Principal Financial Group, Inc.	9,000	340,650
Progressive Corp. (The)	18,100	461,369
Prudential Financial, Inc.	15,200	1,048,344
Prudential PLC	62,742	1,055,389
QBE Insurance Group Ltd.	29,055	440,270
RSA Insurance Group PLC	84,718	147,491
Sampo Oyj	10,305	417,661
SCOR SE	4,014	117,599
Sony Financial Holdings, Inc.	4,269	62,581
Standard Life PLC	57,007	337,244
Suncorp Group Ltd.	31,635	374,567
Swiss Life Holding AG (a)	749	124,169
Swiss Re AG (a)	8,659	635,868
T&D Holdings, Inc.	14,200	171,667
Tokio Marine Holdings, Inc.	17,000	489,469
Torchmark Corp.	3,000	193,530
Travelers Cos., Inc. (The)	12,400	1,038,128
Tryg A/S	603	50,626
Unum Group	8,800	250,624
Vienna Insurance Group AG Wiener Versicherung Gruppe	944	46,057
XL Group PLC	9,600	301,728
Zurich Insurance Group AG (a)	3,623	958,163

		34,779,044

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	12,900	1,004,136
Ascendas Real Estate Investment Trust	104,000	190,247
British Land Co. PLC	49,115	451,952
CapitaMall Trust	138,550	234,702
CFS Retail Property Trust Group	108,937	208,841

Company	Shares	U.S. $ Value
Corio NV	3,792	169,013
EPR Properties	1,460	76,533
Gecina SA	1,149	139,848
GPT Group	83,318	308,564
Hammerson PLC	40,053	310,571
ICADE	1,325	119,438
Japan Real Estate Investment Corp.	34	334,764
Klepierre	5,502	236,861
Land Securities Group PLC	43,929	619,646
Link REIT (The)	128,400	660,570
Macerich Co. (The)	8,900	577,699
Mirvac Group	191,998	306,037
Nippon Building Fund, Inc.	37	380,515
Plum Creek Timber Co., Inc.	5,300	252,810
Westfield Group	118,167	1,297,006
Westfield Retail Trust	160,027	469,617

		8,349,370

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	4,420	115,738
CapitaLand Ltd.	142,050	386,477
CapitaMalls Asia Ltd.	72,496	109,596
CBRE Group, Inc. (a)	9,900	229,482
City Developments Ltd.	31,200	264,692
Daito Trust Construction Co., Ltd.	1,800	167,527
Daiwa House Industry Co., Ltd.	13,000	245,673
Henderson Land Development Co., Ltd.	52,400	367,274
Hulic Co., Ltd.	5,895	49,399
IMMOFINANZ AG (a)	22,877	93,605
Keppel Land Ltd.	42,450	124,687
Kerry Properties Ltd.	37,400	151,855
Mitsui Fudosan Co., Ltd.	47,090	1,299,134
Nomura Real Estate Holdings, Inc.	5,180	114,864
NTT Urban Development Corp.	64	73,329
Sino Land Co., Ltd.	164,360	244,417
Sumitomo Realty & Development Co., Ltd.	23,590	902,186
Sun Hung Kai Properties Ltd.	88,100	1,169,216
Wharf Holdings Ltd.	85,350	757,952

		6,867,103

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	15,500	131,750
People’s United Financial, Inc.	11,000	151,360

		283,110

		144,144,456

Information Technology - 6.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	174,200	4,194,736
F5 Networks, Inc. (a)	2,600	216,346
Harris Corp.	3,700	185,481
JDS Uniphase Corp. (a)	7,600	103,512
Juniper Networks, Inc. (a)	16,800	297,864
Motorola Solutions, Inc.	9,000	521,640
Nokia Oyj (a)(b)	90,560	302,950
QUALCOMM, Inc.	56,100	3,561,228

Company	Shares	U.S. $ Value
Telefonaktiebolaget LM Ericsson-Class B	74,668	877,114

		10,260,871

Computers & Peripherals - 1.3%
Apple, Inc. (c)	30,760	13,832,157
Dell, Inc.	47,700	636,795
EMC Corp./MA (a)	68,700	1,701,012
Fujitsu Ltd.	45,000	186,286
Gemalto NV	1,948	163,561
Hewlett-Packard Co.	63,800	1,557,996
NEC Corp.	63,000	146,497
NetApp, Inc. (a)	11,700	439,101
SanDisk Corp. (a)	7,900	466,258
Seagate Technology PLC	10,380	447,170
Toshiba Corp.	98,000	461,064
Western Digital Corp.	7,100	449,572

		20,487,469

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	5,200	405,080
Citizen Holdings Co., Ltd.	6,400	36,814
Corning, Inc.	48,100	739,297
FLIR Systems, Inc.	4,700	114,492
Fujifilm Holdings Corp.	11,400	235,263
Hamamatsu Photonics KK	1,800	59,664
Hexagon AB	5,822	168,889
Hirose Electric Co., Ltd.	800	103,079
Hitachi High-Technologies Corp.	1,600	36,802
Hitachi Ltd.	113,000	760,583
Hoya Corp.	10,700	214,882
Ibiden Co., Ltd.	3,000	46,579
Jabil Circuit, Inc.	6,000	120,360
Keyence Corp.	1,200	366,183
Kyocera Corp.	3,800	370,510
Molex, Inc.	4,500	132,030
Murata Manufacturing Co., Ltd.	5,000	377,880
Nippon Electric Glass Co., Ltd.	9,000	45,488
Omron Corp.	5,000	148,005
Shimadzu Corp.	6,000	49,113
TDK Corp.	3,100	117,379
TE Connectivity Ltd.	13,700	608,143
Yaskawa Electric Corp.	5,000	60,383
Yokogawa Electric Corp.	4,900	58,471

		5,375,369

Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	5,800	267,496
Dena Co., Ltd. (b)	2,590	54,613
eBay, Inc. (a)	38,100	2,061,210
Google, Inc.-Class A (a)	8,750	7,616,087
United Internet AG (b)	2,379	67,531
VeriSign, Inc. (a)	5,000	235,200
Yahoo! Japan Corp.	357	161,742
Yahoo!, Inc. (a)	31,600	831,080

		11,294,959

Company	Shares	U.S. $ Value
IT Services - 1.1%
Nomura Research Institute Ltd.	2,500	72,247
Cognizant Technology Solutions Corp.-Class A (a)	9,800	633,570
Computer Sciences Corp.	5,000	223,050
Fidelity National Information Services, Inc.	9,500	426,550
Fiserv, Inc. (a)	4,400	383,504
Cap Gemini SA (b)	3,639	177,237
International Business Machines Corp.	34,300	7,135,086
AtoS	1,407	102,640
Otsuka Corp.	400	37,072
Computershare Ltd.	10,930	116,095
Mastercard, Inc.-Class A	3,480	1,984,470
Amadeus IT Holding SA	7,704	235,129
SAIC, Inc.	9,200	133,400
Teradata Corp. (a)	5,400	301,050
Total System Services, Inc.	5,200	122,252
NTT Data Corp.	31	104,131
Itochu Techno-Solutions Corp.	700	30,077
Paychex, Inc.	10,500	390,915
Automatic Data Processing, Inc.	15,800	1,085,776
Accenture PLC	21,100	1,732,521
Visa, Inc.-Class A	16,900	3,010,566
Western Union Co. (The)-Class W	18,500	303,030

		18,740,368

Office Electronics - 0.1%
Brother Industries Ltd.	5,800	66,281
Canon, Inc.	27,900	953,301
Konica Minolta, Inc.	11,500	82,147
Ricoh Co., Ltd.	16,000	185,759
Xerox Corp.	39,900	350,721

		1,638,209

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)(b)	19,800	79,200
Advantest Corp.	3,700	55,868
Altera Corp.	10,400	345,176
Analog Devices, Inc.	10,000	459,300
Applied Materials, Inc.	39,200	595,840
ARM Holdings PLC	33,857	495,873
ASM Pacific Technology Ltd. (b)	4,900	58,822
ASML Holding NV	7,726	639,419
Broadcom Corp.-Class A	17,100	614,061
Infineon Technologies AG (b)	26,721	227,364
Intel Corp.	161,600	3,923,648
KLA-Tencor Corp.	5,400	303,966
Lam Research Corp. (a)	5,288	247,373
Linear Technology Corp.	7,500	281,250
LSI Corp. (a)	17,900	132,460
Mellanox Technologies Ltd. (a)	879	48,549
Microchip Technology, Inc.	6,300	229,824
Micron Technology, Inc. (a)	33,300	388,944
NVIDIA Corp.	20,400	295,596
Rohm Co., Ltd.	2,400	87,666
STMicroelectronics NV	15,672	146,105
Sumco Corp.	2,800	33,581
Teradyne, Inc. (a)	6,200	111,228

Company	Shares	U.S. $ Value
Texas Instruments, Inc.	36,000	1,292,040
Tokyo Electron Ltd.	4,200	206,590
Xilinx, Inc.	8,500	345,525

		11,645,268

Software - 1.2%
Adobe Systems, Inc. (a)	16,300	699,433
Autodesk, Inc. (a)	7,300	275,429
BMC Software, Inc. (a)	4,300	194,769
CA, Inc.	10,800	294,948
Citrix Systems, Inc. (a)	6,100	392,535
Dassault Systemes SA (b)	1,567	196,413
Electronic Arts, Inc. (a)	9,800	225,302
Intuit, Inc.	9,100	531,804
Konami Corp.	2,500	60,480
Microsoft Corp.	246,300	8,590,944
Nexon Co., Ltd.	2,659	28,169
NICE Systems Ltd.	1,458	53,811
Nintendo Co., Ltd.	2,700	266,642
Oracle Corp.	120,600	4,071,456
Oracle Corp. Japan (b)	1,000	39,309
Red Hat, Inc. (a)	6,300	303,849
Sage Group PLC (The)	30,171	166,527
Salesforce.com, Inc. (a)	17,600	745,008
SAP AG (b)	22,647	1,694,854
Symantec Corp. (a)	22,500	503,775
Trend Micro, Inc./Japan	2,600	79,127

		19,414,584

		98,857,097

Health Care - 5.4%
Biotechnology - 0.7%
Actelion Ltd. (a)	2,727	162,889
Alexion Pharmaceuticals, Inc. (a)	6,340	618,404
Amgen, Inc.	24,500	2,462,985
Biogen Idec, Inc. (a)	7,800	1,852,422
Celgene Corp. (a)	13,700	1,694,005
CSL Ltd.	12,405	705,851
Elan Corp. PLC (a)	12,367	155,140
Gilead Sciences, Inc. (a)	49,700	2,707,656
Grifols SA (a)	3,667	134,274
Regeneron Pharmaceuticals, Inc. (a)	2,500	604,675

		11,098,301

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	51,300	1,881,171
Baxter International, Inc.	17,800	1,251,874
Becton Dickinson and Co.	6,300	621,306
Boston Scientific Corp. (a)	44,300	409,332
CareFusion Corp. (a)	7,200	264,600
Cochlear Ltd.	1,400	86,198
Coloplast A/S	2,800	160,117
Covidien PLC	15,400	979,440

Company	Shares	U.S. $ Value
CR Bard, Inc.	2,500	257,725
DENTSPLY International, Inc.	4,600	192,096
Edwards Lifesciences Corp. (a)	3,700	245,902
Elekta AB	9,022	137,220
Essilor International SA (b)	4,995	549,573
Fresenius SE & Co. KGaA	3,090	366,034
Getinge AB	4,921	147,067
Intuitive Surgical, Inc. (a)	1,330	661,715
Medtronic, Inc.	33,000	1,683,330
Olympus Corp. (a)	5,300	157,382
Smith & Nephew PLC	22,047	257,854
Sonova Holding AG (a)	1,208	132,642
St Jude Medical, Inc.	9,200	397,716
Stryker Corp.	9,400	624,066
Sysmex Corp.	1,800	118,090
Terumo Corp.	3,800	187,057
Varian Medical Systems, Inc. (a)	3,600	241,236
William Demant Holding A/S (a)(b)	646	51,478
Zimmer Holdings, Inc.	5,500	431,805

		12,494,026

Health Care Providers & Services - 0.6%
Aetna, Inc.	12,409	749,255
Alfresa Holdings Corp.	1,000	51,964
AmerisourceBergen Corp.-Class A	7,500	405,600
Cardinal Health, Inc.	11,100	521,256
Celesio AG	2,091	42,966
CIGNA Corp.	9,300	631,470
DaVita HealthCare Partners, Inc. (a)	2,800	347,396
Express Scripts Holding Co. (a)	26,683	1,657,548
Fresenius Medical Care AG & Co. KGaA	5,240	355,757
Humana, Inc.	5,200	420,056
Laboratory Corp. of America Holdings (a)	3,100	308,419
McKesson Corp.	7,600	865,336
Medipal Holdings Corp.	3,600	48,002
Miraca Holdings, Inc.	1,400	60,415
Patterson Cos., Inc.	2,700	105,516
Quest Diagnostics, Inc.	5,200	321,568
Ramsay Health Care Ltd.	3,230	106,754
Sonic Healthcare Ltd.	9,133	123,859
Suzuken Co., Ltd./Aichi Japan	1,800	57,041
Tenet Healthcare Corp. (a)	3,350	158,690
UnitedHealth Group, Inc.	33,500	2,098,105
WellPoint, Inc.	9,900	762,003

		10,198,976

Health Care Technology - 0.0%
Cerner Corp. (a)	4,800	471,744
M3, Inc.	16	34,428

		506,172

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	11,300	513,585
Life Technologies Corp. (a)	5,600	414,960
Lonza Group AG (a)	1,301	96,541
PerkinElmer, Inc.	3,700	115,884

Company	Shares	U.S. $ Value
QIAGEN NV (a)	5,791	107,399
Thermo Fisher Scientific, Inc.	11,700	1,033,110
Waters Corp. (a)	2,800	270,788

		2,552,267

Pharmaceuticals - 3.2%
AbbVie, Inc.	51,600	2,202,804
Actavis, Inc. (a)	4,200	517,818
Allergan, Inc./United States	10,100	1,004,849
Astellas Pharma, Inc.	10,900	556,621
AstraZeneca PLC	30,596	1,565,420
Bayer AG	20,333	2,172,934
Bristol-Myers Squibb Co.	53,500	2,461,535
Chugai Pharmaceutical Co., Ltd.	5,500	110,190
Daiichi Sankyo Co., Ltd.	16,500	270,898
Dainippon Sumitomo Pharma Co., Ltd.	3,900	53,880
Eisai Co., Ltd.	6,200	237,952
Eli Lilly & Co.	32,600	1,733,016
Forest Laboratories, Inc. (a)	7,600	302,100
GlaxoSmithKline PLC	122,034	3,157,407
Hisamitsu Pharmaceutical Co., Inc. (b)	1,600	78,270
Hospira, Inc. (a)	5,400	187,272
Johnson & Johnson	91,300	7,685,634
Kyowa Hakko Kirin Co., Ltd.	6,000	67,015
Merck & Co., Inc.	98,700	4,609,290
Merck KGaA	1,589	251,497
Mitsubishi Tanabe Pharma Corp.	6,000	76,420
Mylan, Inc./PA (a)	12,900	393,192
Novartis AG	56,438	4,042,767
Novo Nordisk A/S-Class B	10,014	1,623,045
Ono Pharmaceutical Co., Ltd.	2,100	146,030
Orion Oyj	2,374	58,431
Otsuka Holdings Co., Ltd. (b)	8,915	285,978
Perrigo Co.	2,900	336,139
Pfizer, Inc.	234,820	6,394,149
Roche Holding AG	17,238	4,273,927
Sanofi	29,288	3,122,925
Santen Pharmaceutical Co., Ltd.	1,900	76,088
Shionogi & Co., Ltd.	7,300	136,477
Shire PLC	13,832	455,269
Taisho Pharmaceutical Holdings Co., Ltd.	887	59,402
Takeda Pharmaceutical Co., Ltd.	19,400	859,853
Teva Pharmaceutical Industries Ltd.	23,182	888,013
Tsumura & Co.	1,500	42,821
UCB SA	2,705	147,166

		52,644,494

		89,494,236

Consumer Discretionary - 5.3%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	4,700	169,908
BorgWarner, Inc. (a)	3,800	308,066
Bridgestone Corp.	16,000	519,358
Cie Generale des Etablissements Michelin-Class B	4,480	390,971
Continental AG	2,699	353,142
Delphi Automotive PLC	9,521	464,720

Company	Shares	U.S. $ Value
Denso Corp.	12,000	495,796
GKN PLC	39,964	179,228
Goodyear Tire & Rubber Co. (The) (a)	8,000	121,120
Johnson Controls, Inc.	22,300	833,128
Koito Manufacturing Co., Ltd.	3,000	54,464
NGK Spark Plug Co., Ltd.	5,000	87,751
NHK Spring Co., Ltd.	4,000	45,117
NOK Corp.	2,600	41,535
Nokian Renkaat OYJ	2,756	114,887
Pirelli & C. SpA (b)	5,849	67,316
Stanley Electric Co., Ltd.	3,500	63,859
Sumitomo Rubber Industries Ltd.	4,200	65,758
Toyoda Gosei Co., Ltd.	1,600	38,375
Toyota Boshoku Corp.	1,600	22,737
Toyota Industries Corp.	4,000	156,100

		4,593,336

Automobiles - 0.8%
Bayerische Motoren Werke AG	8,141	772,567
Bayerische Motoren Werke AG (Preference Shares)	1,283	89,206
Daihatsu Motor Co., Ltd.	5,000	106,060
Daimler AG	22,288	1,415,600
Fiat SpA (a)	20,438	160,179
Ford Motor Co.	128,100	2,008,608
Fuji Heavy Industries Ltd.	14,000	315,331
Harley-Davidson, Inc.	7,400	403,596
Honda Motor Co., Ltd.	40,000	1,484,990
Isuzu Motors Ltd.	29,000	215,295
Mazda Motor Corp. (a)	66,000	253,893
Mitsubishi Motors Corp. (a)(b)	95,000	144,937
Nissan Motor Co., Ltd.	61,000	658,735
Peugeot SA (a)(b)	5,671	49,927
Porsche Automobil Holding SE (Preference Shares)	3,765	310,515
Renault SA	4,726	364,754
Suzuki Motor Corp.	9,000	218,963
Toyota Motor Corp.	67,700	3,950,925
Volkswagen AG	725	153,588
Volkswagen AG (Preference Shares)	3,556	772,297
Yamaha Motor Co., Ltd.	6,900	106,844

		13,956,810

Distributors - 0.0%
Genuine Parts Co.	5,100	396,474
Jardine Cycle & Carriage Ltd.	3,000	110,617
Li & Fung Ltd.	142,000	197,434

		704,525

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	3,200	63,968
Benesse Holdings, Inc.	1,700	62,721
Gree, Inc. (b)	2,291	22,920
H&R Block, Inc.	8,800	257,576

		407,185

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.7%
Accor SA	3,632	129,727
Carnival Corp.	14,500	479,950
Carnival PLC	4,579	153,375
Chipotle Mexican Grill, Inc.-Class A (a)	1,100	397,100
Compass Group PLC	45,669	598,901
Crown Ltd.	9,850	120,199
Darden Restaurants, Inc.	4,200	217,560
Echo Entertainment Group Ltd. (b)	16,915	47,777
Flight Centre Ltd. (b)	1,351	50,383
Galaxy Entertainment Group Ltd. (a)	51,400	266,822
Genting Singapore PLC	149,000	170,426
International Game Technology	8,600	153,768
Marriott International, Inc./DE-Class A	7,900	331,879
McDonald’s Corp.	32,800	3,167,496
McDonald’s Holdings Co. Japan Ltd. (b)	1,700	47,305
MGM China Holdings Ltd.	20,600	54,482
OPAP SA	5,491	45,406
Oriental Land Co., Ltd./Japan	1,300	177,256
Sands China Ltd.	58,200	307,438
Shangri-La Asia Ltd.	38,000	70,277
SJM Holdings Ltd.	45,500	122,563
SKYCITY Entertainment Group Ltd.	12,550	41,640
Sodexo	2,318	197,822
Starbucks Corp.	24,500	1,545,215
Starwood Hotels & Resorts Worldwide, Inc.	6,300	430,290
TABCORP Holdings Ltd.	16,263	50,982
Tatts Group Ltd.	31,902	97,572
TUI Travel PLC	9,841	53,138
Whitbread PLC	4,375	190,467
Wynn Macau Ltd.	36,500	107,335
Wynn Resorts Ltd.	2,600	353,314
Yum! Brands, Inc.	14,700	995,925

		11,173,790

Household Durables - 0.2%
Casio Computer Co., Ltd.	5,500	48,965
DR Horton, Inc.	9,100	221,676
Electrolux AB	5,915	159,297
Garmin Ltd. (b)	3,530	123,303
Harman International Industries, Inc.	2,200	116,820
Husqvarna AB	9,926	56,433
Leggett & Platt, Inc.	4,600	147,200
Lennar Corp.-Class A	5,400	212,328
Newell Rubbermaid, Inc.	9,300	251,472
Panasonic Corp. (a)	54,100	412,303
PulteGroup, Inc. (a)	11,100	239,649
Rinnai Corp.	800	63,408
Sekisui Chemical Co., Ltd.	10,000	99,505
Sekisui House Ltd.	13,000	168,530
Sharp Corp./Japan (a)(b)	24,000	110,238
Sony Corp.	24,700	488,385
Whirlpool Corp.	2,600	332,176

		3,251,688

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	11,900	3,201,457

Company	Shares	U.S. $ Value
Expedia, Inc.	3,000	172,380
NetFlix, Inc. (a)	1,900	429,875
priceline.com, Inc. (a)	1,660	1,334,524
Rakuten, Inc.	17,814	198,471
TripAdvisor, Inc. (a)	3,600	232,164

		5,568,871

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	3,700	164,576
Mattel, Inc.	11,200	501,200
Namco Bandai Holdings, Inc.	4,400	71,321
Nikon Corp.	8,400	220,439
Sankyo Co., Ltd.	1,200	52,668
Sega Sammy Holdings, Inc.	4,900	116,419
Shimano, Inc.	1,900	146,327
Yamaha Corp.	3,900	41,659

		1,314,609

Media - 1.3%
Axel Springer AG	973	42,470
British Sky Broadcasting Group PLC	26,498	313,299
Cablevision Systems Corp.	7,000	105,840
CBS Corp.-Class B	19,100	945,450
Comcast Corp.-Class A	86,200	3,460,930
Dentsu, Inc.	4,500	136,094
DIRECTV (a)	18,700	1,143,131
Discovery Communications, Inc.-Class A (a)	8,000	630,880
Eutelsat Communications SA	3,247	100,791
Gannett Co., Inc.	7,500	161,250
Hakuhodo DY Holdings, Inc.	580	38,278
Interpublic Group of Cos., Inc. (The)	13,500	191,970
ITV PLC	90,909	180,028
JCDecaux SA	1,637	42,610
Kabel Deutschland Holding AG	2,177	204,983
Lagardere SCA (b)	2,902	74,645
News Corp.-Class A	65,300	2,096,783
Omnicom Group, Inc.	8,500	528,105
Pearson PLC	20,064	372,917
ProSiebenSat.1 Media AG (Preference Shares)	2,152	85,587
Publicis Groupe SA	4,356	311,673
Reed Elsevier NV	16,915	277,189
Reed Elsevier PLC	29,937	334,789
Scripps Networks Interactive, Inc.-Class A	2,800	188,608
SES SA	7,471	220,710
Singapore Press Holdings Ltd. (b)	39,000	131,575
Telenet Group Holding NV	1,395	65,264
Time Warner Cable, Inc.-Class A	9,700	926,447
Time Warner, Inc.	30,500	1,780,285
Toho Co., Ltd./Tokyo	2,800	49,026
Viacom, Inc.-Class B	14,900	981,761
Walt Disney Co. (The)	59,000	3,721,720
Washington Post Co. (The)-Class B	200	93,446
Wolters Kluwer NV	7,423	162,318
WPP PLC	30,988	527,541

		20,628,393

Company	Shares	U.S. $ Value
Multiline Retail - 0.3%
Dollar General Corp. (a)	9,860	520,608
Dollar Tree, Inc. (a)	7,400	355,496
Don Quijote Co., Ltd.	1,400	63,093
Family Dollar Stores, Inc.	3,100	189,565
Harvey Norman Holdings Ltd. (b)	10,380	24,729
Isetan Mitsukoshi Holdings Ltd.	8,700	107,823
J Front Retailing Co., Ltd.	11,000	75,509
JC Penney Co., Inc. (a)(b)	4,600	80,868
Kering	1,858	403,756
Kohl’s Corp.	6,900	354,729
Macy’s, Inc.	12,900	623,586
Marks & Spencer Group PLC	39,510	279,610
Marui Group Co., Ltd.	5,500	50,966
Next PLC	4,071	284,693
Nordstrom, Inc.	4,900	288,218
Takashimaya Co., Ltd.	6,392	59,362
Target Corp.	21,300	1,480,350

		5,242,961

Specialty Retail - 0.8%
ABC-Mart, Inc. (b)	700	25,319
Abercrombie & Fitch Co.-Class A	2,600	130,208
AutoNation, Inc. (a)	1,200	55,596
AutoZone, Inc. (a)	1,260	515,126
Bed Bath & Beyond, Inc. (a)	7,400	505,050
Best Buy Co., Inc.	8,600	236,930
CarMax, Inc. (a)	7,400	346,098
Fast Retailing Co., Ltd.	1,300	437,265
GameStop Corp.-Class A (b)	3,900	129,324
Gap, Inc. (The)	9,700	393,335
Hennes & Mauritz AB-Class B	23,345	798,676
Home Depot, Inc. (The)	48,900	3,846,474
Inditex SA	5,364	664,011
Kingfisher PLC	57,131	297,643
L Brands, Inc.	7,800	390,078
Lowe’s Cos., Inc.	36,200	1,524,382
Nitori Holdings Co., Ltd.	850	66,886
O’Reilly Automotive, Inc. (a)	3,700	402,967
PetSmart, Inc.	3,490	235,575
Ross Stores, Inc.	7,300	469,390
Sanrio Co., Ltd. (b)	1,100	52,519
Shimamura Co., Ltd.	600	68,928
Staples, Inc.	22,000	330,000
Tiffany & Co.	3,900	303,342
TJX Cos., Inc.	23,800	1,204,518
Urban Outfitters, Inc. (a)	3,500	146,755
USS Co., Ltd.	540	62,613
Yamada Denki Co., Ltd. (b)	2,140	80,722

		13,719,730

Textiles, Apparel & Luxury Goods - 0.5%
Adidas AG	5,144	559,279
Asics Corp.	4,000	61,741
Burberry Group PLC	10,788	235,941
Christian Dior SA	1,340	245,149

Company	Shares	U.S. $ Value
Cie Financiere Richemont SA (SWX Europe)	12,835	1,134,885
Coach, Inc.	9,200	535,992
Fossil, Inc. (a)	1,729	183,620
Hugo Boss AG	606	67,475
Luxottica Group SpA	4,040	209,129
LVMH Moet Hennessy Louis Vuitton SA	6,246	1,103,316
NIKE, Inc.-Class B	23,700	1,461,342
PVH Corp.	2,611	300,761
Ralph Lauren Corp.	2,000	350,180
Swatch Group AG (The)	758	432,015
Swatch Group AG (The) (REG)	1,068	105,271
VF Corp.	2,900	533,194
Yue Yuen Industrial Holdings Ltd.	18,000	51,985

		7,571,275

		88,133,173

Industrials - 5.2%
Aerospace & Defense - 0.9%
BAE Systems PLC	78,921	482,447
Boeing Co. (The)	22,200	2,198,244
Cobham PLC	25,045	108,107
European Aeronautic Defence and Space Co. NV (b)	10,138	583,752
Finmeccanica SpA (a)	9,951	54,955
General Dynamics Corp.	10,900	840,390
Honeywell International, Inc.	25,600	2,008,576
L-3 Communications Holdings, Inc.	2,900	246,761
Lockheed Martin Corp.	8,800	931,304
Meggitt PLC	19,234	154,760
Northrop Grumman Corp.	7,700	634,403
Precision Castparts Corp.	4,800	1,026,816
Raytheon Co.	10,600	706,384
Rockwell Collins, Inc.	4,500	291,375
Rolls-Royce Holdings PLC (a)	46,035	835,035
Rolls-Royce Holdings-prf C (a)	5,478,165	8,323
Safran SA (b)	5,640	299,791
Singapore Technologies Engineering Ltd.	37,000	119,478
Textron, Inc.	8,800	237,248
Thales SA (b)	2,239	108,674
United Technologies Corp.	27,600	2,619,240
Zodiac Aerospace	839	110,520

		14,606,583

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	5,200	294,788
Deutsche Post AG	22,248	560,647
Expeditors International of Washington, Inc.	6,700	261,501
FedEx Corp.	9,600	924,864
Kuehne & Nagel International AG	1,328	148,365
TNT Express NV	8,015	61,639
Toll Holdings Ltd.	16,083	73,855
United Parcel Service, Inc.-Class B	23,400	2,010,060
Yamato Holdings Co., Ltd.	9,200	168,923

		4,504,642

Company	Shares	U.S. $ Value
Airlines - 0.1%
ANA Holdings Inc (b)	28,000	58,766
Cathay Pacific Airways Ltd.	28,000	51,947
Deutsche Lufthansa AG (REG)	5,630	120,791
International Consolidated Airlines Group SA (a)	20,991	88,298
Japan Airlines Co., Ltd.	1,469	75,297
Qantas Airways Ltd. (a)	23,671	35,806
Singapore Airlines Ltd.	13,000	109,714
Southwest Airlines Co.	23,700	335,829

		876,448

Building Products - 0.1%
Asahi Glass Co., Ltd.	25,000	177,933
Assa Abloy AB	8,292	332,327
Cie de St-Gobain	9,825	426,714
Daikin Industries Ltd.	5,800	251,482
Geberit AG	905	225,287
LIXIL Group Corp.	6,600	157,330
Masco Corp.	11,600	243,832
TOTO Ltd.	7,000	72,327

		1,887,232

Commercial Services & Supplies - 0.3%
ADT Corp. (The) (a)	7,150	290,219
Aggreko PLC	6,595	177,388
Avery Dennison Corp.	3,200	139,200
Babcock International Group PLC	8,831	154,872
Brambles Ltd.	38,220	332,932
Cintas Corp.	3,400	155,227
Dai Nippon Printing Co., Ltd.	14,000	119,176
Edenred	4,166	132,463
G4S PLC	33,439	125,720
Park24 Co., Ltd.	2,400	44,577
Pitney Bowes, Inc. (b)	6,500	95,420
Republic Services, Inc.-Class A	9,700	330,770
Secom Co., Ltd.	5,200	262,228
Securitas AB	7,699	70,316
Serco Group PLC	12,250	113,427
Societe BIC SA	704	74,955
Stericycle, Inc. (a)	2,800	307,328
Toppan Printing Co., Ltd. (b)	13,000	84,616
Tyco International Ltd.	15,200	513,912
Waste Management, Inc.	14,200	595,406

		4,120,152

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	3,482	97,358
Balfour Beatty PLC	15,687	54,985
Bouygues SA (b)	4,645	123,384
Chiyoda Corp.	4,000	43,017
Ferrovial SA	9,920	159,753
Fluor Corp.	5,300	335,013
Hochtief AG	757	52,820
Jacobs Engineering Group, Inc. (a)	4,200	239,442
JGC Corp.	5,000	165,890
Kajima Corp.	20,000	58,436
Kinden Corp.	3,000	23,990

Company	Shares	U.S. $ Value
Koninklijke Boskalis Westminster NV	1,899	75,307
Leighton Holdings Ltd. (b)	3,730	61,906
Obayashi Corp.	15,000	72,417
Quanta Services, Inc. (a)	6,900	195,753
Shimizu Corp.	14,000	49,375
Skanska AB	9,342	165,914
Taisei Corp.	25,000	78,471
Vinci SA	11,313	580,185

		2,633,416

Electrical Equipment - 0.4%
ABB Ltd. (REG) (a)	54,069	1,183,024
Alstom SA	5,069	190,783
Eaton Corp. PLC	15,409	1,017,919
Emerson Electric Co.	23,600	1,356,056
First Solar, Inc. (a)	1,900	103,322
Fuji Electric Co., Ltd.	13,000	42,296
Furukawa Electric Co., Ltd.	15,000	36,542
GS Yuasa Corp. (b)	8,000	35,768
Legrand SA (b)	5,829	285,672
Mabuchi Motor Co., Ltd.	600	28,651
Mitsubishi Electric Corp.	47,000	442,075
Nidec Corp.	2,700	182,932
Prysmian SpA	5,009	106,617
Rockwell Automation, Inc.	4,600	404,892
Roper Industries, Inc.	3,200	397,504
Schneider Electric SA	12,895	1,020,398
Sumitomo Electric Industries Ltd.	18,500	221,299
Ushio, Inc. (a)	2,600	32,087

		7,087,837

Industrial Conglomerates - 0.9%
3M Co.	20,800	2,293,616
Danaher Corp.	18,900	1,168,398
General Electric Co.	339,700	7,921,804
Hutchison Whampoa Ltd.	52,000	550,494
Keppel Corp., Ltd.	35,000	289,705
Koninklijke Philips NV	25,559	723,729
NWS Holdings Ltd.	35,000	61,554
SembCorp Industries Ltd.	24,000	91,932
Siemens AG	20,231	2,132,598
Smiths Group PLC	9,655	200,834

		15,434,664

Industrial Warehouse Distribution - 0.1%
DCT Industrial Trust, Inc.	8,510	62,804
EastGroup Properties, Inc.	930	54,656
First Industrial Realty Trust, Inc.	3,050	51,514
Global Logistic Properties Ltd.	143,715	317,843
GLP J-Reit	50	45,981
Hansteen Holdings PLC	21,213	28,260
Hopewell Holdings Ltd.	13,500	48,523
Industrial & Infrastructure Fund Investment Corp. (b)	4	37,106
Japan Logistics Fund, Inc.	10	92,395
Mapletree Industrial Trust (b)	35,262	38,822
Mapletree Logistics Trust	44,405	42,459

Company	Shares	U.S. $ Value
ProLogis, Inc.	30,635	1,234,590
Segro PLC	40,721	171,602
STAG Industrial, Inc.	1,350	29,700
Warehouses De Pauw SCA	290	18,255

		2,274,510

Machinery - 1.0%
Alfa Laval AB	8,251	179,340
Amada Co., Ltd.	8,000	54,519
Andritz AG	1,790	97,468
Atlas Copco AB	9,595	226,092
Atlas Copco AB-Class A	16,511	435,751
Caterpillar, Inc.	21,400	1,836,120
Cummins, Inc.	5,800	693,854
Deere & Co.	12,700	1,106,297
Dover Corp.	5,700	446,025
FANUC Corp.	4,700	692,145
Fiat Industrial SpA	21,042	242,013
Flowserve Corp.	1,600	269,008
GEA Group AG	4,293	155,820
Hino Motors Ltd.	6,000	85,131
Hitachi Construction Machinery Co., Ltd.	2,700	62,387
IHI Corp.	32,000	117,041
Illinois Tool Works, Inc.	13,600	953,768
IMI PLC	7,895	153,817
Ingersoll-Rand PLC	9,000	517,770
Invensys PLC	19,984	119,669
Japan Steel Works Ltd. (The)	7,000	44,275
Joy Global, Inc.	3,500	189,280
JTEKT Corp.	5,500	59,326
Kawasaki Heavy Industries Ltd.	34,000	113,764
Komatsu Ltd.	22,900	573,455
Kone Oyj	3,828	336,277
Kubota Corp.	27,000	391,069
Kurita Water Industries Ltd.	2,800	60,823
Makita Corp.	2,800	149,500
MAN SE	1,040	115,143
Melrose Industries PLC	28,170	111,643
Metso Oyj	3,142	120,188
Mitsubishi Heavy Industries Ltd.	74,000	452,965
Nabtesco Corp.	3,000	61,607
NGK Insulators Ltd.	7,000	87,247
NSK Ltd.	11,000	101,525
PACCAR, Inc.	11,500	616,400
Pall Corp.	3,600	245,520
Parker Hannifin Corp.	4,900	488,824
Pentair Ltd.	6,684	389,276
Sandvik AB	24,674	345,640
Scania AB	7,868	175,448
Schindler Holding AG	1,195	173,718
Schindler Holding AG (REG)	529	74,956
SembCorp Marine Ltd. (b)	20,000	68,294
SKF AB	9,638	233,690
SMC Corp./Japan	1,400	265,500
Snap-On, Inc.	1,900	173,071
Stanley Black & Decker, Inc.	5,200	411,944
Sulzer AG	590	98,569
Sumitomo Heavy Industries Ltd.	13,000	54,144
THK Co., Ltd.	3,000	63,678
Vallourec SA (b)	2,538	137,606

Company	Shares	U.S. $ Value
Volvo AB-Class B	34,219	499,364
Wartsila Oyj Abp	4,122	191,994
Weir Group PLC (The)	5,225	183,421
Xylem, Inc./NY	6,000	168,840
Yangzijiang Shipbuilding Holdings Ltd. (b)	40,600	28,174
Zardoya Otis SA	3,789	51,241

		16,551,434

Marine - 0.0%
AP Moeller - Maersk A/S	33	235,820
AP Moeller - Maersk A/S (Line of A Shares)	14	95,665
Mitsui OSK Lines Ltd. (a)	26,000	92,342
Nippon Yusen KK	39,000	99,992
Orient Overseas International Ltd.	5,500	34,576

		558,395

Mixed Office Industrial - 0.0%
Goodman Group	92,358	450,755

Professional Services - 0.1%
Adecco SA (a)	3,258	181,560
ALS Ltd./Queensland (b)	8,299	78,975
Bureau Veritas SA	1,359	157,070
Capita PLC	16,078	234,236
Dun & Bradstreet Corp. (The) (b)	1,300	127,582
Equifax, Inc.	3,900	237,510
Experian PLC	24,809	456,274
Intertek Group PLC	3,953	192,176
Randstad Holding NV	2,962	126,905
Robert Half International, Inc.	4,500	156,420
SGS SA	135	302,512

		2,251,220

Road & Rail - 0.4%
Asciano Ltd.	22,875	109,613
Aurizon Holdings Ltd.	41,996	171,597
Central Japan Railway Co.	3,538	389,526
ComfortDelGro Corp., Ltd.	46,000	69,142
CSX Corp.	33,300	839,493
DSV A/S	4,672	112,145
East Japan Railway Co.	8,400	622,025
Hankyu Hanshin Holdings, Inc.	28,000	148,746
Kansas City Southern	3,600	398,520
Keikyu Corp.	11,000	93,959
Keio Corp.	14,000	93,299
Keisei Electric Railway Co., Ltd.	7,000	59,354
Kintetsu Corp. (b)	39,000	161,386
MTR Corp., Ltd.	35,000	138,066
Nippon Express Co., Ltd.	20,000	89,568
Norfolk Southern Corp.	10,300	788,877
Odakyu Electric Railway Co., Ltd.	15,000	145,839
Ryder System, Inc.	1,700	107,168
Tobu Railway Co., Ltd.	25,000	129,545
Tokyu Corp.	28,000	174,301
Union Pacific Corp.	15,400	2,381,148
West Japan Railway Co.	4,171	173,470

		7,396,787

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.3%
Brenntag AG	1,266	192,642
Bunzl PLC	8,145	158,528
Fastenal Co.	8,800	459,184
ITOCHU Corp.	37,000	458,526
Marubeni Corp.	40,000	276,191
Mitsubishi Corp.	34,500	596,239
Mitsui & Co., Ltd.	42,700	534,769
Noble Group Ltd.	95,000	77,603
Rexel SA (b)	2,644	59,800
Sojitz Corp.	30,700	52,912
Sumitomo Corp.	27,600	345,076
Toyota Tsusho Corp.	5,200	137,597
Wolseley PLC	6,712	341,281
WW Grainger, Inc.	2,000	514,880

		4,205,228

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	9,015	161,539
Aeroports de Paris (b)	730	66,892
Atlantia SpA	8,137	138,564
Auckland International Airport Ltd.	20,500	48,906
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	904	53,199
Groupe Eurotunnel SA	13,783	110,921
Hutchison Port Holdings Trust	122,000	95,995
Kamigumi Co., Ltd.	6,000	45,411
Koninklijke Vopak NV	1,729	104,327
Mitsubishi Logistics Corp.	3,000	40,744
Sydney Airport	4,566	15,886
Transurban Group	32,272	212,872

		1,095,256

		85,934,559

Consumer Staples - 5.0%
Beverages - 1.1%
Anheuser-Busch InBev NV	19,746	1,818,316
Asahi Group Holdings Ltd.	9,500	227,783
Beam, Inc.	5,200	337,168
Brown-Forman Corp.-Class B	4,950	340,659
Carlsberg A/S	2,630	249,765
Coca-Cola Amatil Ltd.	14,040	172,578
Coca-Cola Co. (The)	125,200	5,006,748
Coca-Cola Enterprises, Inc.	8,500	315,860
Coca-Cola HBC AG (a)	4,957	139,185
Coca-Cola West Co., Ltd.	1,500	26,685
Constellation Brands, Inc.-Class A (a)	5,000	265,050
Diageo PLC	61,601	1,819,685
Dr Pepper Snapple Group, Inc.	6,600	303,468
Heineken Holding NV	2,479	146,282
Heineken NV	5,665	394,107
Kirin Holdings Co., Ltd.	21,000	342,071
Molson Coors Brewing Co.-Class B	5,100	251,991
Monster Beverage Corp. (a)	4,710	257,119
PepsiCo, Inc.	50,400	4,070,808
Pernod-Ricard SA	5,207	625,376

Company	Shares	U.S. $ Value
Remy Cointreau SA	549	63,635
SABMiller PLC	23,494	1,181,964
Treasury Wine Estates Ltd.	15,880	91,841

		18,448,144

Food & Staples Retailing - 1.0%
Aeon Co., Ltd.	14,700	171,572
Carrefour SA	14,791	433,043
Casino Guichard Perrachon SA	1,416	148,121
Colruyt SA	1,865	95,207
Costco Wholesale Corp.	14,200	1,557,314
CVS Caremark Corp.	40,200	2,314,716
Delhaize Group SA (b)	2,505	159,738
Distribuidora Internacional de Alimentacion SA	15,033	117,819
FamilyMart Co., Ltd.	1,500	60,805
J Sainsbury PLC	30,110	170,824
Jeronimo Martins SGPS SA	5,416	115,552
Kesko Oyj	1,563	47,357
Koninklijke Ahold NV	24,730	400,971
Kroger Co. (The)	16,900	569,023
Lawson, Inc.	1,500	109,119
Metcash Ltd.	21,249	78,278
Metro AG	3,188	108,088
Olam International Ltd.	38,000	52,483
Safeway, Inc.	7,800	179,478
Seven & I Holdings Co., Ltd.	18,500	628,390
Sysco Corp.	19,100	645,580
Tesco PLC	196,723	1,089,331
Wal-Mart Stores, Inc.	54,700	4,093,748
Walgreen Co.	28,100	1,342,056
Wesfarmers Ltd.	24,748	924,660
Whole Foods Market, Inc.	11,200	580,832
WM Morrison Supermarkets PLC	56,330	233,991
Woolworths Ltd.	30,259	951,410

		17,379,506

Food Products - 1.2%
Ajinomoto Co., Inc.	16,000	220,284
Archer-Daniels-Midland Co.	21,500	692,945
Aryzta AG (a)	2,145	123,052
Associated British Foods PLC	8,760	240,052
Barry Callebaut AG (a)	49	45,595
Calbee, Inc.	401	38,692
Campbell Soup Co.	5,800	248,298
ConAgra Foods, Inc.	13,500	454,815
Danone SA	14,233	1,050,898
DE Master Blenders 1753 NV (a)	14,546	228,859
General Mills, Inc.	21,100	993,388
Golden Agri-Resources Ltd.	173,000	78,548
Hershey Co. (The)	4,900	436,639
HJ Heinz Co.	10,500	759,780
Hormel Foods Corp.	4,400	175,208
JM Smucker Co. (The)	3,500	353,360
Kellogg Co.	8,200	508,810
Kerry Group PLC	3,671	208,509
Kikkoman Corp. (b)	4,000	65,231
Kraft Foods Group, Inc.	19,300	1,064,009
Lindt & Spruengli AG	22	81,336

Company	Shares	U.S. $ Value
Lindt & Spruengli AG (REG)	3	127,741
McCormick & Co., Inc./MD	4,300	297,044
Mead Johnson Nutrition Co.-Class A	6,600	535,062
MEIJI Holdings Co., Ltd.	1,500	65,833
Mondelez International, Inc.	58,100	1,711,626
Nestle SA	79,122	5,241,404
Nippon Meat Packers, Inc.	4,000	56,215
Nisshin Seifun Group, Inc.	4,500	50,534
Nissin Foods Holdings Co., Ltd.	1,500	57,770
Orkla ASA	18,975	159,763
Suedzucker AG	2,002	67,738
Tate & Lyle PLC	11,456	141,619
Toyo Suisan Kaisha Ltd.	3,000	96,582
Tyson Foods, Inc.-Class A	9,200	230,000
Unilever NV	40,054	1,636,359
Unilever PLC	31,558	1,325,603
Wilmar International Ltd.	47,000	120,553
Yakult Honsha Co., Ltd. (b)	2,400	102,310
Yamazaki Baking Co., Ltd. (a)	3,000	34,700

		20,126,764

Household Products - 0.7%
Clorox Co. (The)	4,300	357,244
Colgate-Palmolive Co.	28,800	1,665,792
Henkel AG & Co. KGaA	3,194	259,795
Henkel AG & Co. KGaA (Preference Shares)	4,381	421,594
Kimberly-Clark Corp.	12,700	1,229,741
Procter & Gamble Co. (The)	89,300	6,854,668
Reckitt Benckiser Group PLC	15,998	1,143,992
Svenska Cellulosa AB-Class B	14,235	353,734
Unicharm Corp.	2,800	156,581

		12,443,141

Personal Products - 0.2%
Avon Products, Inc.	14,100	332,337
Beiersdorf AG	2,478	223,483
Estee Lauder Cos., Inc. (The)-Class A	7,800	528,684
Kao Corp.	12,900	404,255
L’Oreal SA	5,930	999,627
Shiseido Co., Ltd.	8,800	125,048

		2,613,434

Tobacco - 0.8%
Altria Group, Inc.	65,600	2,368,160
British American Tobacco PLC	47,682	2,620,063
Imperial Tobacco Group PLC	24,332	873,147
Japan Tobacco, Inc.	27,082	921,682
Lorillard, Inc.	12,400	526,256
Philip Morris International, Inc.	53,900	4,900,049
Reynolds American, Inc.	10,500	505,155
Swedish Match AB	5,065	175,490

		12,890,002

		83,900,991

Energy - 4.3%
Energy Equipment & Services - 0.7%
Aker Solutions ASA	4,042	59,562

Company	Shares	U.S. $ Value
AMEC PLC	7,625	117,842
Baker Hughes, Inc.	14,400	654,912
Cameron International Corp. (a)	8,100	493,047
Cie Generale de Geophysique-Veritas (a)	3,901	95,943
Diamond Offshore Drilling, Inc.	2,300	158,263
Ensco PLC	7,600	457,292
FMC Technologies, Inc. (a)	7,700	428,582
Fugro NV	1,701	101,121
Halliburton Co.	30,400	1,272,240
Helmerich & Payne, Inc.	3,500	216,090
Nabors Industries Ltd.	9,500	152,095
National Oilwell Varco, Inc.	13,900	977,170
Noble Corp.	8,200	317,750
Petrofac Ltd.	6,378	129,639
Rowan Cos., PLC (a)	4,000	132,960
Saipem SpA	6,510	173,599
Schlumberger Ltd.	43,400	3,169,502
Seadrill Ltd.	8,653	349,968
Subsea 7 SA (b)	6,920	152,423
Technip SA	2,500	277,909
Tenaris SA	11,611	244,005
Transocean Ltd.	8,818	442,821
WorleyParsons Ltd.	5,061	98,983

		10,673,718

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	16,400	1,434,508
Apache Corp.	12,800	1,051,264
BG Group PLC	83,522	1,524,277
BP PLC	467,107	3,338,508
Cabot Oil & Gas Corp.	6,900	485,484
Caltex Australia Ltd.	3,319	70,791
Chesapeake Energy Corp.	17,000	371,280
Chevron Corp.	63,500	7,794,625
ConocoPhillips	39,900	2,447,466
Consol Energy, Inc.	7,400	256,632
Cosmo Oil Co., Ltd. (a)(b)	13,000	23,361
Delek Group Ltd.	112	28,925
Denbury Resources, Inc. (a)	12,200	223,870
Devon Energy Corp.	12,300	699,255
ENI SpA	62,550	1,422,481
EOG Resources, Inc.	8,900	1,148,990
EQT Corp.	4,900	391,412
Exxon Mobil Corp.	146,403	13,245,079
Galp Energia SGPS SA	6,623	108,394
Hess Corp.	9,700	653,877
Idemitsu Kosan Co., Ltd.	600	48,553
Inpex Corp.	54	229,878
Japan Petroleum Exploration Co.	700	29,364
JX Holdings, Inc.	55,000	267,204
Kinder Morgan, Inc./DE	20,635	783,717
Lundin Petroleum AB (a)	5,472	113,385
Marathon Oil Corp.	23,100	794,409
Marathon Petroleum Corp.	10,800	891,000
Murphy Oil Corp.	5,900	373,588
Neste Oil Oyj	3,152	45,680
Newfield Exploration Co. (a)	4,400	104,676
Noble Energy, Inc.	11,800	680,270

Company	Shares	U.S. $ Value
Occidental Petroleum Corp.	26,300	2,421,441
OMV AG	3,621	167,032
Origin Energy Ltd.	26,789	341,288
Peabody Energy Corp.	8,800	173,096
Phillips 66	20,300	1,351,371
Pioneer Natural Resources Co.	4,300	596,324
QEP Resources, Inc.	5,800	164,488
Range Resources Corp.	5,300	398,454
Repsol SA	20,077	456,833
Royal Dutch Shell PLC-Class A	91,169	3,034,183
Royal Dutch Shell PLC-Class B	64,545	2,225,053
Santos Ltd.	23,480	289,999
Showa Shell Sekiyu KK	4,600	36,344
Southwestern Energy Co. (a)	11,400	429,666
Spectra Energy Corp.	21,800	666,426
Statoil ASA	27,441	619,606
Tesoro Corp.	4,500	277,425
TonenGeneral Sekiyu KK	7,000	68,770
Total SA	52,308	2,614,528
Tullow Oil PLC	22,290	350,780
Valero Energy Corp.	18,000	731,340
Whitehaven Coal Ltd. (b)	9,628	20,577
Williams Cos., Inc. (The)	22,200	780,996
Woodside Petroleum Ltd.	16,207	552,397
WPX Energy, Inc. (a)	6,500	125,190

		59,975,810

		70,649,528

Materials - 2.4%
Chemicals - 1.3%
Air Liquide SA	7,679	987,465
Air Products & Chemicals, Inc.	6,800	641,988
Air Water, Inc.	4,000	55,878
Airgas, Inc.	2,200	226,358
Akzo Nobel NV	5,857	374,669
Arkema SA (b)	1,534	157,803
Asahi Kasei Corp.	31,000	208,489
BASF SE	22,584	2,188,735
CF Industries Holdings, Inc.	2,100	401,016
Croda International PLC	3,327	123,721
Daicel Corp.	7,000	55,906
Denki Kagaku Kogyo KK	11,000	36,500
Dow Chemical Co. (The)	39,300	1,354,278
Eastman Chemical Co.	5,000	358,600
Ecolab, Inc.	8,700	734,889
EI du Pont de Nemours & Co.	30,500	1,701,595
EMS-Chemie Holding AG	201	59,598
FMC Corp.	4,500	282,195
Givaudan SA (a)	204	262,805
Hitachi Chemical Co., Ltd.	2,600	40,566
Incitec Pivot Ltd.	38,543	106,361
International Flavors & Fragrances, Inc.	2,700	216,783
Israel Chemicals Ltd.	10,949	121,775
Israel Corp., Ltd. (The) (a)	57	35,146
Johnson Matthey PLC	5,039	194,371
JSR Corp.	4,400	85,208
K&S AG	4,236	178,483
Kaneka Corp.	6,000	36,228

Company	Shares	U.S. $ Value
Kansai Paint Co., Ltd. (b)	5,000	64,599
Koninklijke DSM NV	3,792	248,795
Kuraray Co., Ltd.	8,500	120,864
Lanxess AG (b)	2,046	151,793
Linde AG	4,549	871,332
LyondellBasell Industries NV	12,410	827,126
Mitsubishi Chemical Holdings Corp.	33,000	156,170
Mitsubishi Gas Chemical Co., Inc.	9,000	63,817
Mitsui Chemicals, Inc. (b)	21,000	46,896
Monsanto Co.	17,500	1,761,200
Mosaic Co. (The)	9,000	547,380
Nitto Denko Corp.	4,100	243,408
Novozymes A/S	6,003	207,899
Orica Ltd.	8,975	191,493
PPG Industries, Inc.	4,700	721,967
Praxair, Inc.	9,700	1,109,001
Sherwin-Williams Co. (The)	2,800	527,884
Shin-Etsu Chemical Co., Ltd.	10,100	632,777
Showa Denko KK	34,000	51,818
Sigma-Aldrich Corp.	3,900	326,274
Sika AG	53	130,406
Solvay SA	1,458	210,449
Sumitomo Chemical Co., Ltd.	36,000	113,036
Syngenta AG	2,285	891,372
Taiyo Nippon Sanso Corp.	6,000	41,602
Teijin Ltd.	22,000	49,758
Toray Industries, Inc.	36,000	246,261
Ube Industries Ltd./Japan	24,000	46,378
Umicore SA	2,803	133,928
Yara International ASA	4,597	205,275

		22,168,367

Construction Materials - 0.1%
Boral Ltd.	17,467	75,459
CRH PLC	17,756	374,960
Fletcher Building Ltd.	16,790	111,088
HeidelbergCement AG	3,458	260,630
Holcim Ltd. (a)	5,630	436,663
Imerys SA	829	51,826
James Hardie Industries PLC	10,751	101,398
Lafarge SA	4,591	327,387
Taiheiyo Cement Corp.	27,000	77,795
Vulcan Materials Co.	4,200	225,036

		2,042,242

Containers & Packaging - 0.1%
Amcor Ltd./Australia	29,670	279,923
Ball Corp.	4,800	207,168
Bemis Co., Inc.	3,300	129,195
MeadWestvaco Corp.	5,700	199,500
Owens-Illinois, Inc. (a)	5,300	145,485
Rexam PLC	19,413	155,387
Sealed Air Corp.	6,300	151,326
Toyo Seikan Group Holdings Ltd.	3,700	51,718

		1,319,702

Metals & Mining - 0.8%
Alcoa, Inc.	34,900	296,650

Company	Shares	U.S. $ Value
Allegheny Technologies, Inc.	3,500	96,495
Alumina Ltd. (a)	54,842	53,087
Anglo American PLC	34,179	783,119
Antofagasta PLC	9,696	137,602
ArcelorMittal (Euronext Amsterdam)	23,028	291,010
BHP Billiton Ltd.	79,114	2,582,807
BHP Billiton PLC	51,932	1,493,311
Boliden AB	6,725	95,834
Cliffs Natural Resources, Inc. (b)	4,900	88,396
Daido Steel Co., Ltd.	6,000	32,066
Eurasian Natural Resources Corp. PLC	5,173	18,720
Evraz PLC	6,891	13,919
Fortescue Metals Group Ltd.	33,177	103,525
Freeport-McMoRan Copper & Gold, Inc.	31,000	962,550
Fresnillo PLC	4,409	77,252
Glencore Xstrata PLC	250,341	1,217,489
Hitachi Metals Ltd.	4,000	41,182
Iluka Resources Ltd. (b)	10,295	108,416
JFE Holdings, Inc.	12,100	248,667
Kazakhmys PLC	5,151	25,394
Kobe Steel Ltd. (a)	61,000	80,479
Maruichi Steel Tube Ltd.	1,200	29,593
Mitsubishi Materials Corp.	27,000	85,567
Newcrest Mining Ltd.	18,810	256,981
Newmont Mining Corp.	16,200	555,336
Nippon Steel & Sumitomo Metal Corp.	186,000	466,287
Norsk Hydro ASA	21,853	99,056
Nucor Corp.	10,300	458,453
OZ Minerals Ltd.	7,581	28,808
Randgold Resources Ltd.	2,144	168,685
Rio Tinto Ltd.	10,714	555,024
Rio Tinto PLC	32,958	1,407,660
Salzgitter AG	960	36,288
Sims Metal Management Ltd.	4,035	37,097
Sumitomo Metal Mining Co., Ltd.	13,000	163,358
ThyssenKrupp AG (a)	9,488	188,160
United States Steel Corp. (b)	4,700	83,143
Vedanta Resources PLC	2,614	49,496
Voestalpine AG	2,702	89,545
Yamato Kogyo Co., Ltd.	1,100	33,555

		13,640,062

Paper & Forest Products - 0.1%
International Paper Co.	14,400	664,560
Nippon Paper Industries Co., Ltd. (b)	2,400	29,345
OJI Holdings Corp.	19,000	66,135
Stora Enso Oyj	13,552	98,060
UPM-Kymmene Oyj	12,928	137,639

		995,739

		40,166,112

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	179,434	6,278,396
Belgacom SA	3,740	83,798
Bezeq The Israeli Telecommunication Corp., Ltd.	42,709	55,249
BT Group PLC	191,929	873,383

Company	Shares	U.S. $ Value
CenturyLink, Inc.	20,400	696,660
Deutsche Telekom AG	69,064	786,527
Elisa Oyj	3,485	66,024
France Telecom SA	45,592	462,376
Frontier Communications Corp. (b)	32,600	134,964
HKT Trust/HKT Ltd.	55,100	65,226
Iliad SA	561	117,686
Inmarsat PLC	11,021	102,012
Koninklijke KPN NV	24,639	47,368
Nippon Telegraph & Telephone Corp.	10,800	532,656
PCCW Ltd.	98,000	46,491
Portugal Telecom SGPS SA	14,326	60,782
Singapore Telecommunications Ltd.	195,000	575,779
Swisscom AG	573	244,618
TDC A/S	12,171	95,165
Telecom Corp. of New Zealand Ltd.	43,956	80,430
Telecom Italia SpA (ordinary shares)	225,457	174,526
Telecom Italia SpA (savings shares)	141,900	87,730
Telefonica SA (a)	100,495	1,382,706
Telekom Austria AG (b)	5,446	37,216
Telenor ASA	17,224	362,304
TeliaSonera AB	53,234	355,760
Telstra Corp., Ltd.	105,980	479,201
Verizon Communications, Inc.	93,400	4,528,032
Vivendi SA	31,924	624,828
Windstream Corp. (b)	19,200	154,176
Ziggo NV	2,945	107,170

		19,699,239

Wireless Telecommunication Services - 0.4%
KDDI Corp.	13,206	595,775
Millicom International Cellular SA (b)	1,556	124,040
NTT DoCoMo, Inc.	375	547,881
Softbank Corp.	21,800	1,089,676
Sprint Nextel Corp. (a)	98,300	717,590
StarHub Ltd.	14,000	44,370
Tele2 AB	7,814	97,356
Vodafone Group PLC	1,206,497	3,496,560

		6,713,248

		26,412,487

Utilities - 1.6%
Electric Utilities - 0.8%
Acciona SA	633	39,371
American Electric Power Co., Inc.	15,800	723,956
Cheung Kong Infrastructure Holdings Ltd.	12,000	83,183
Chubu Electric Power Co., Inc.	15,800	204,161
Chugoku Electric Power Co., Inc. (The)	7,300	99,313
CLP Holdings Ltd.	44,500	374,419
Contact Energy Ltd.	7,917	32,382
Duke Energy Corp.	23,058	1,543,272
Edison International	10,600	486,964
EDP - Energias de Portugal SA	44,990	145,087
Electricite de France SA (b)	5,910	134,110
Enel SpA	160,544	604,273
Entergy Corp.	5,800	399,504
Exelon Corp.	27,882	873,822

Company	Shares	U.S. $ Value
FirstEnergy Corp.	13,600	530,536
Fortum Oyj	10,922	204,868
Hokkaido Electric Power Co., Inc. (a)	4,500	58,921
Hokuriku Electric Power Co.	4,100	55,648
Iberdrola SA	97,903	529,565
Kansai Electric Power Co., Inc. (The) (a)	18,400	216,610
Kyushu Electric Power Co., Inc. (a)	10,500	143,536
NextEra Energy, Inc.	13,900	1,051,118
Northeast Utilities	10,200	425,034
Pepco Holdings, Inc.	8,100	168,237
Pinnacle West Capital Corp.	3,600	203,328
Power Assets Holdings Ltd.	34,000	297,590
PPL Corp.	19,000	564,300
Red Electrica Corp. SA	2,661	141,485
Shikoku Electric Power Co., Inc. (a)	4,100	66,650
Southern Co. (The)	28,400	1,246,760
SP AusNet	40,947	47,222
SSE PLC	23,229	545,248
Terna Rete Elettrica Nazionale SpA	30,818	136,633
Tohoku Electric Power Co., Inc. (a)	11,100	129,745
Tokyo Electric Power Co., Inc. (a)	35,400	212,015
Verbund AG	1,674	34,884
Xcel Energy, Inc.	15,900	456,648

		13,210,398

Gas Utilities - 0.1%
AGL Resources, Inc.	3,800	160,854
APA Group	20,299	124,844
Enagas SA	4,686	117,142
Gas Natural SDG SA	8,534	176,306
Hong Kong & China Gas Co., Ltd.	127,000	358,859
ONEOK, Inc.	6,700	302,438
Osaka Gas Co., Ltd.	46,000	185,747
Snam SpA	40,445	191,806
Toho Gas Co., Ltd.	10,000	52,328
Tokyo Gas Co., Ltd.	60,000	322,614

		1,992,938

Independent Power Producers & Energy Traders - 0.1%
AES Corp./VA	20,200	246,440
Electric Power Development Co., Ltd.	2,900	91,221
Enel Green Power SpA	40,111	85,996
NRG Energy, Inc.	10,500	267,960

		691,617

Multi-Utilities - 0.6%
AGL Energy Ltd.	13,328	182,547
Ameren Corp.	7,900	268,916
CenterPoint Energy, Inc.	13,900	322,202
Centrica PLC	127,468	733,030
CMS Energy Corp.	8,600	231,770
Consolidated Edison, Inc.	9,600	547,872
Dominion Resources, Inc./VA	18,800	1,063,140
DTE Energy Co.	5,600	373,016
E.ON SE	44,281	746,184
GDF Suez	31,397	640,316
Integrys Energy Group, Inc.	2,500	143,825
National Grid PLC	89,259	1,061,326

Company	Shares	U.S. $ Value
NiSource, Inc.	10,100	290,173
PG&E Corp.	14,300	642,213
Public Service Enterprise Group, Inc.	16,500	545,160
RWE AG	12,033	410,572
RWE AG (Preference Shares)	959	31,467
SCANA Corp.	4,500	226,980
Sempra Energy	7,400	601,620
Suez Environnement Co. (b)	6,900	88,849
TECO Energy, Inc.	6,600	116,226
United Utilities Group PLC	16,764	191,533
Veolia Environnement SA	8,305	103,724
Wisconsin Energy Corp.	7,400	301,994

		9,864,655

Water Utilities - 0.0%
Severn Trent PLC	5,857	182,610

		25,942,218

Equity: Other - 0.9%
Diversified/Specialty - 0.6%
Activia Properties, Inc.	6	45,387
Aedifica	250	16,819
Affine SA	150	2,618
Alexandria Real Estate Equities, Inc.	2,010	137,685
American Assets Trust, Inc.	1,000	32,200
ANF Immobilier	200	5,927
Artis Real Estate Investment Trust	3,550	55,814
Azrieli Group	1,100	31,610
Beni Stabili SpA	26,600	18,506
BioMed Realty Trust, Inc.	5,250	109,882
CA Immobilien Anlagen AG (a)	2,269	30,636
Campus Crest Communities, Inc.	2,000	25,300
Canadian Real Estate Investment Trust	2,200	92,859
CapLease, Inc.	2,650	22,843
Cheung Kong Holdings Ltd.	34,000	478,827
Cofinimmo	520	59,801
Conwert Immobilien Invest SE	1,994	23,262
Country Garden Holdings Co., Ltd.	115,799	66,041
Crown Castle International Corp. (a)	9,590	683,287
Daejan Holdings PLC	155	9,350
Dexus Property Group	250,460	262,402
DIC Asset AG	600	6,524
Digital Realty Trust, Inc. (b)	3,910	238,158
Duke Realty Corp.	10,060	166,694
Dundee Real Estate Investment Trust	3,100	101,933
DuPont Fabros Technology, Inc.	1,990	48,218
Eurobank Properties Real Estate Investment Co. (a)	450	4,065
F&C Commercial Property Trust Ltd.	14,933	24,686
Fastighets AB Balder (a)	2,750	21,788
Fonciere Des Regions	1,661	140,478
Forest City Enterprises, Inc. (a)	4,310	80,856
Granite Real Estate Investment Trust	1,450	53,524
H&R Real Estate Investment Trust	9,706	216,355
Hamborner REIT AG	1,400	13,229
Hang Lung Properties Ltd.	124,150	433,971
Helical Bar PLC	2,700	10,838
Hysan Development Co., Ltd.	34,800	154,711
Investors Real Estate Trust	3,010	27,090

Company	Shares	U.S. $ Value
Iron Mountain, Inc.	5,464	195,830
Kiwi Income Property Trust	31,200	29,747
Klovern AB	2,890	12,577
Kungsleden AB	4,450	28,683
Lend Lease Group	13,380	127,330
Lexington Realty Trust	6,080	76,547
Londonmetric Property PLC	18,527	32,260
Mapletree Commercial Trust	40,200	42,380
Mitsubishi Estate Co., Ltd.	70,240	1,730,501
Mobimo Holding AG (a)	200	42,939
Morguard Real Estate Investment Trust	1,150	20,732
Mucklow A & J Group PLC	1,250	7,507
New World China Land Ltd.	83,900	34,223
New World Development Co., Ltd.	209,550	332,122
Nieuwe Steen Investments NV	1,874	13,153
Premier Investment Corp. (b)	6	23,329
Quintain Estates & Development PLC (a)	13,312	15,170
Schroder Real Estate Investment Trust Ltd.	10,963	7,109
Shui On Land Ltd.	75,550	26,933
Soho China Ltd. (b)	50,150	42,503
Spirit Realty Capital, Inc.	950	19,066
Sponda Oyj	7,860	40,679
ST Modwen Properties PLC	5,223	22,539
Suntec Real Estate Investment Trust	64,050	87,296
Swire Pacific Ltd.	16,500	208,917
Swire Properties Ltd.	65,800	204,535
TAG Immobilien AG	3,820	43,888
Tokyu Land Corp.	23,820	215,266
Tokyu REIT, Inc. (b)	4	23,251
Top REIT, Inc.	5	22,353
Unite Group PLC	4,873	26,668
United Urban Investment Corp. (b)	65	83,374
UOL Group Ltd.	27,700	146,050
Vornado Realty Trust	10,820	865,059
Wallenstam AB	3,250	44,104
Washington Real Estate Investment Trust	2,140	59,535
Wereldhave Belgium NV	50	5,581
Wereldhave NV	720	51,140
Weyerhaeuser Co.	17,800	530,796
Wheelock & Co., Ltd.	22,000	123,565
Wihlborgs Fastigheter AB	2,170	35,171
Winthrop Realty Trust	1,000	12,410
WP Carey, Inc.	1,850	125,319

		9,792,311

Health Care - 0.3%
Chartwell Retirement Residences	5,450	57,142
Extendicare, Inc./US (b)	2,450	16,849
HCP, Inc.	29,160	1,381,601
Health Care REIT, Inc.	16,720	1,137,462
Healthcare Realty Trust, Inc.	2,750	73,177
LTC Properties, Inc.	1,000	41,610
Medical Properties Trust, Inc.	4,630	68,709
National Health Investors, Inc.	800	49,816
Omega Healthcare Investors, Inc. (b)	3,540	114,731
Primary Health Properties PLC	1,950	9,540
Primary Health Properties PLC	195	21
Sabra Health Care REIT, Inc.	1,150	31,108

Company	Shares	U.S. $ Value
Senior Housing Properties Trust	5,980	154,583
Universal Health Realty Income Trust	410	18,520
Ventas, Inc.	18,840	1,344,611

		4,499,480

Triple Net - 0.0%
Agree Realty Corp.	450	14,999
Getty Realty Corp.	750	15,720
National Retail Properties, Inc.	3,450	123,751
Realty Income Corp. (b)	5,667	257,565

		412,035

		14,703,826

Retail - 0.5%
Regional Mall - 0.2%
Alexander’s, Inc.	90	27,395
CBL & Associates Properties, Inc.	5,040	115,870
General Growth Properties, Inc.	16,900	346,957
Glimcher Realty Trust	4,580	53,494
Pennsylvania Real Estate Investment Trust	1,510	30,034
Rouse Properties, Inc. (b)	750	15,082
Simon Property Group, Inc.	20,070	3,340,451
Taubman Centers, Inc.	1,950	157,131

		4,086,414

Shopping Center/Other Retail - 0.3%
Acadia Realty Trust	1,660	43,027
BWP Trust	17,260	41,296
Calloway Real Estate Investment Trust	3,200	86,763
Capital & Counties Properties PLC	21,065	104,383
Cedar Realty Trust, Inc.	2,300	13,225
Charter Hall Retail REIT	10,526	41,261
Citycon Oyj	7,080	22,438
Crombie Real Estate Investment Trust	1,600	23,828
DDR Corp.	7,720	134,791
Deutsche Euroshop AG	1,465	63,263
Development Securities PLC	4,313	13,303
Equity One, Inc.	1,930	45,027
Eurocommercial Properties NV	1,140	45,296
Excel Trust, Inc.	1,450	19,372
Federal Realty Investment Trust	2,030	218,733
Federation Centres Ltd.	71,668	169,877
First Capital Realty, Inc.	2,630	49,061
Frontier Real Estate Investment Corp.	7	64,409
Immobiliare Grande Distribuzione	3,274	3,404
Inland Real Estate Corp.	2,300	23,621
Intu Properties PLC	31,701	162,522
Japan Retail Fund Investment Corp.	116	220,220
Kimco Realty Corp.	26,180	579,887
Kite Realty Group Trust	1,950	11,837
Mercialys SA	1,240	28,038
Ramco-Gershenson Properties Trust	1,430	22,322
Regency Centers Corp.	2,870	148,092
Retail Opportunity Investments Corp.	1,750	24,570
RioCan Real Estate Investment Trust (Toronto)	9,350	248,011
Saul Centers, Inc. (b)	390	17,468
Shaftesbury PLC	7,833	73,001
Tanger Factory Outlet Centers	2,990	103,095

Company	Shares	U.S. $ Value
Unibail-Rodamco SE	5,267	1,294,003
Urstadt Biddle Properties, Inc.	750	15,795
Vastned Retail NV	610	26,973
Weingarten Realty Investors	3,420	109,030

		4,311,242

		8,397,656

Residential - 0.4%
Multi-Family - 0.3%
Advance Residence Investment Corp.	36	74,471
Agile Property Holdings Ltd.	38,450	46,489
Apartment Investment & Management Co. - Class A	9,290	281,115
Associated Estates Realty Corp.	1,450	23,824
AvalonBay Communities, Inc.	7,350	975,051
Boardwalk Real Estate Investment Trust	1,250	73,547
BRE Properties, Inc.	2,420	120,976
Camden Property Trust	2,700	186,975
Canadian Apartment Properties REIT	3,200	76,022
Colonial Properties Trust	2,450	54,170
Daiwahouse Residential Investment Corp.	10	38,383
Deutsche Wohnen AG	5,000	93,085
Equity Lifestyle Properties, Inc.	1,190	91,832
Equity Residential	20,800	1,176,240
Essex Property Trust, Inc.	1,180	185,425
GAGFAH SA (a)	2,350	29,105
Grainger PLC	13,315	31,089
GSW Immobilien AG	1,600	62,412
Home Properties, Inc.	1,600	97,232
Killam Properties, Inc. (b)	1,650	19,289
LEG Immobilien AG (a)	850	48,500
Mid-America Apartment Communities, Inc.	1,380	93,799
Nippon Accommodations Fund, Inc.	5	31,180
Northern Property Real Estate Investment Trust	950	28,131
Patrizia Immobilien AG (a)	1,010	11,928
Post Properties, Inc.	1,700	81,260
Shimao Property Holdings Ltd.	43,000	92,404
Stockland	123,817	429,392
Sun Communities, Inc.	940	46,972
UDR, Inc.	7,980	194,473
Wing Tai Holdings Ltd.	13,075	21,811
Yanlord Land Group Ltd.	19,688	22,122

		4,838,704

Self Storage - 0.1%
Big Yellow Group PLC	4,054	25,558
CubeSmart	4,030	63,070
Extra Space Storage, Inc.	3,250	136,142
Public Storage	9,220	1,399,596
Safestore Holdings PLC	5,500	11,365
Sovran Self Storage, Inc.	980	63,573

		1,699,304

Student Housing - 0.0%
American Campus Communities, Inc.	3,320	135,555

Company	Shares	U.S. $ Value
Education Realty Trust, Inc.	3,630	37,970

		173,525

		6,711,533

Office - 0.3%
Office - 0.3%
Allied Properties Real Estate Investment Trust	2,050	66,320
Allreal Holding AG (a)	280	39,793
Alstria Office REIT-AG (a)	2,220	26,843
Befimmo SCA Sicafi	470	31,214
Boston Properties, Inc.	9,750	1,039,155
Brandywine Realty Trust	4,600	65,136
Brookfield Office Properties, Inc. (b)	8,000	137,507
CapitaCommercial Trust	108,350	129,600
Castellum AB	5,260	78,942
Champion REIT	83,400	39,623
Cominar Real Estate Investment Trust	3,955	85,948
Commonwealth Property Office Fund	74,690	78,430
CommonWealth REIT	3,730	76,241
Corporate Office Properties Trust	2,400	63,912
Cousins Properties, Inc.	2,914	30,072
Derwent London PLC	2,920	105,530
Douglas Emmett, Inc.	4,140	105,529
Dundee International Real Estate Investment Trust	2,500	24,717
Fabege AB	4,240	47,001
First Potomac Realty Trust	1,600	21,888
Franklin Street Properties Corp.	2,320	31,598
Government Properties Income Trust	1,670	40,598
Great Portland Estates PLC	10,981	91,936
Highwoods Properties, Inc.	2,530	92,143
Hongkong Land Holdings Ltd.	37,200	257,180
Hudson Pacific Properties, Inc.	1,300	28,067
Hufvudstaden AB - Class A	3,630	47,692
Intervest Offices & Warehouses	250	6,499
Investa Office Fund	17,833	54,289
IVG Immobilien AG (a)(b)	4,700	2,343
Japan Excellent, Inc.	6	34,516
Japan Prime Realty Investment Corp.	45	139,799
Kenedix Realty Investment Corp. - Class A	9	34,588
Kilroy Realty Corp.	2,370	125,397
Liberty Property Trust	3,680	149,334
Mack-Cali Realty Corp.	2,720	72,080
Mori Hills REIT Investment Corp. (b)	7	41,214
Mori Trust Sogo Reit, Inc.	6	47,498
Nomura Real Estate Office Fund, Inc.	16	90,800
NorthWest Healthcare Properties Real Estate Investment Trust	1,050	12,609
Norwegian Property ASA	16,450	23,676
Orix JREIT, Inc.	45	48,442
Parkway Properties, Inc./MD	900	15,462
Piedmont Office Realty Trust, Inc. (b)	5,350	101,596
Prime Office REIT-AG	1,350	7,405
PS Business Parks, Inc.	590	45,023
PSP Swiss Property AG (a)	1,280	116,388
SL Green Realty Corp.	2,830	246,153
Societe de la Tour Eiffel	150	9,943
Societe Immobiliere de Location pour l’Industrie et le Commerce	240	28,323

Company	Shares	U.S. $ Value
Swiss Prime Site AG (a)	3,051	229,402
Technopolis Oyj	1,900	11,409
Tokyo Tatemono Co., Ltd.	13,460	100,824
Workspace Group PLC	3,147	19,164

		4,696,791

Lodging - 0.1%
Lodging - 0.1%
Ashford Hospitality Trust, Inc.	1,610	21,268
CDL Hospitality Trusts (b)	19,588	28,425
Chesapeake Lodging Trust	1,600	36,080
DiamondRock Hospitality Co.	6,070	57,726
FelCor Lodging Trust, Inc. (a)	3,640	22,422
Hersha Hospitality Trust	5,590	31,975
Hospitality Properties Trust	3,910	114,094
Host Hotels & Resorts, Inc.	46,410	825,634
InnVest Real Estate Investment Trust	2,300	10,538
InterContinental Hotels Group PLC	6,687	192,493
LaSalle Hotel Properties	3,000	79,200
Pebblebrook Hotel Trust	1,850	48,544
RLJ Lodging Trust	3,400	78,744
Strategic Hotels & Resorts, Inc. (a)	5,400	43,416
Sunstone Hotel Investors, Inc. (a)	4,980	60,059
Wyndham Worldwide Corp.	4,500	261,540

		1,912,158

Total Common Stocks (cost $682,575,537)		790,056,821

INVESTMENT COMPANIES - 7.2%
Funds and Investment Trusts - 7.2%
F&C UK Real Estate Investment Ltd.	3,460	3,864
iShares MSCI Emerging Markets Index Fund	2,913,580	120,068,632
Medicx Fund Ltd.	7,800	9,487
Picton Property Income Ltd.	11,134	7,867
Standard Life Investment Property Income Trust PLC	3,700	3,176
UK Commercial Property Trust Ltd./fund	12,649	14,030

Total Investment Companies (cost $123,272,912)		120,107,056

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Exor SpA (preferred), expiring 6/05/13 (a)	1,576	0
Exor SpA (savings), expiring 6/05/13 (a)	1,576	0

		0

Industrials - 0.0%
Industrial Warehouse Distribution - 0.0%
Hopewell HK Properties , expiring 6/10/13 (a)	540	0

Total Rights (cost $0)		0

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 41.6%
Investment Companies - 41.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $684,740,629)	684,740,629	684,740,629

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 7/05/13-8/22/13 (c) (cost $5,499,583)	$5,500	5,499,583

Total Short-Term Investments (cost $690,240,212)		690,240,212

Total Investments Before Security Lending Collateral for Securities Loaned - 96.5% (cost $1,496,088,661)		1,600,404,089

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $10,601,479)	10,601,479	10,601,479

Total Investments - 97.2% (cost $1,506,690,140) (e)		1,611,005,568
Other assets less liabilities - 2.8%		46,793,950

Net Assets - 100.0%		$1,657,799,518

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	250	June 2013	$30,145,946	$29,217,592	$(928,354)
Euro STOXX 50 Index Futures	2,476	June 2013	85,336,203	88,705,358	3,369,155
FTSE 100 Index Futures	439	June 2013	43,084,304	43,543,652	459,348
Hang Seng Index Futures	91	June 2013	13,096,134	12,932,204	(163,930)
MSCI EAFE Mini Index Futures	52	June 2013	4,435,816	4,391,920	(43,896)
S&P 500 E Mini Index Futures	1,519	June 2013	120,519,159	123,722,550	3,203,391
S&P Mid Cap 400 E Mini Index Futures	1,131	June 2013	125,136,478	133,842,540	8,706,062
S&P TSE 60 Index Futures	423	June 2013	59,329,463	59,193,480	(135,983)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Topix Index Futures	510	June 2013	$57,176,762	$56,119,023	$(1,057,739)

					$13,408,054

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,880	EUR	4,572	6/13/13	$62,456
Bank of America, NA	USD	2,913	CAD	3,001	9/17/13	(25,328)
Barclays Bank PLC Wholesale	USD	89,699	EUR	68,456	6/13/13	(719,254)
Barclays Bank PLC Wholesale	USD	5,153	JPY	505,217	6/13/13	(123,494)
Barclays Bank PLC Wholesale	USD	6,970	JPY	711,993	9/17/13	121,413
BNP Paribas SA	JPY	1,169,115	USD	12,257	6/13/13	618,786
Citibank, NA	USD	8,712	GBP	5,739	6/13/13	7,018
Credit Suisse International	CAD	7,262	USD	7,095	6/13/13	92,032
Credit Suisse International	GBP	21,219	USD	32,977	6/13/13	739,015
Credit Suisse International	USD	1,997	CHF	1,881	6/13/13	(30,150)
Deutsche Bank AG London	EUR	1,419	USD	1,846	6/13/13	1,889
Deutsche Bank AG London	USD	16,800	AUD	16,460	6/13/13	(1,057,207)
Deutsche Bank AG London	USD	24,875	CAD	25,544	6/13/13	(242,017)
Deutsche Bank AG London	USD	29,408	CHF	27,799	6/13/13	(334,098)
Deutsche Bank AG London	USD	2,202	GBP	1,478	6/13/13	43,635
Deutsche Bank AG London	EUR	1,272	USD	1,646	9/17/13	(7,880)
Deutsche Bank AG London	USD	2,321	GBP	1,544	9/17/13	23,508
Goldman Sachs Capital Markets LP	EUR	2,874	USD	3,767	6/13/13	31,814
Goldman Sachs Capital Markets LP	GBP	29,218	USD	44,786	6/13/13	394,852
Goldman Sachs Capital Markets LP	USD	14,588	AUD	14,144	6/13/13	(1,060,119)
HSBC BankUSA	USD	97,084	GBP	64,535	6/13/13	964,863
JPMorgan Chase Bank, NA	EUR	5,275	USD	6,886	9/17/13	24,914
Morgan Stanley & Co., Inc.	CHF	13,273	USD	14,280	6/13/13	398,963
Morgan Stanley & Co., Inc.	USD	2,742	CAD	2,816	6/13/13	(26,256)
Royal Bank of Canada	CAD	2,769	USD	2,687	6/13/13	17,008
Royal Bank of Canada	USD	32,537	CAD	33,616	6/13/13	(120,528)
Royal Bank of Scotland PLC	AUD	40,366	USD	41,712	6/13/13	3,104,825
Royal Bank of Scotland PLC	CHF	17,947	USD	19,014	6/13/13	244,457
Royal Bank of Scotland PLC	EUR	88,704	USD	115,763	6/13/13	465,081
Royal Bank of Scotland PLC	JPY	327,954	USD	3,343	6/13/13	78,496
Royal Bank of Scotland PLC	USD	50,698	JPY	4,811,076	6/13/13	(2,803,638)
Royal Bank of Scotland PLC	EUR	4,339	USD	5,631	9/17/13	(12,609)
Societe Generale	GBP	1,256	USD	1,896	6/13/13	(12,128)
Standard Chartered Bank	JPY	3,849,598	USD	39,481	6/13/13	1,157,732
Standard Chartered Bank	USD	3,796	EUR	2,901	6/13/13	(25,092)
State Street Bank & Trust Co.	USD	3,656	CAD	3,769	6/13/13	(21,944)
State Street Bank & Trust Co.	USD	2,668	GBP	1,767	6/13/13	16,364
State Street Bank & Trust Co.	USD	2,478	JPY	231,259	6/13/13	(175,534)
UBS AG	AUD	3,494	USD	3,649	6/13/13	307,573
UBS AG	USD	20,363	AUD	21,110	6/13/13	(172,444)
UBS AG	USD	24,497	AUD	25,567	9/17/13	(206,966)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	AUD	7,854	USD	8,111	6/13/13	$599,432
Westpac Banking Corp.	USD	1,656	AUD	1,733	9/17/13	(9,424)

						$2,330,016

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	5,111	0.20%	$23,317	10/15/13	Bank of America, NA	$(86,561)
Receive	Russell 2000 Total Return Index	10,376	0.20%	47,338	12/16/13	Bank of America, NA	(179,412)
Receive	Russell 2000 Total Return Index	3,558	0.20%	16,232	3/17/14	JPMorgan Chase Bank, NA	(62,595)
Receive	Russell 2000 Total Return Index	245	0.20%	1,118	4/15/14	JPMorgan Chase Bank, NA	(4,310)
Receive	MSCI Emerging Markets Index	162,739	0.65%	68,567	12/23/13	UBS AG	(2,389,696)
Receive	Russell 2000 Total Return Index	217	0.20%	990	9/16/13	UBS AG	(3,704)
Receive	Russell 2000 Total Return Index	728	0.20%	3,321	9/16/13	UBS AG	(12,355)
Receive	Russell 2000 Total Return Index	1,012	0.20%	4,617	10/15/13	UBS AG	(17,211)
Receive	Russell 2000 Total Return Index	883	0.20%	4,028	10/15/13	UBS AG	(15,221)
Receive	Russell 2000 Total Return Index	528	0.20%	2,409	10/15/13	UBS AG	(9,177)
Receive	Russell 2000 Total Return Index	5,123	0.20%	23,372	2/18/14	UBS AG	(89,855)

							$(2,870,097)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,478,292.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,016,265 and gross unrealized depreciation of investments was $(14,700,837), resulting in net unrealized appreciation of $104,315,428.

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

FTSE	-	Financial Times Stock Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SCPA	-	Società Consortile per Azioni
TOPIX	-	Tokyo Price Index
TSE	-	Tokyo Stock Exchange

AllianceBernstein Pooling Portfolios

Volatility Management

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$71,298,615		$72,845,841		$	– 0	–	$144,144,456
Information Technology	86,596,048		12,261,049			– 0	–	98,857,097
Health Care	60,243,665		29,250,571			– 0	–	89,494,236
Consumer Discretionary	56,276,822		31,856,351			– 0	–	88,133,173
Industrials	49,689,751		36,236,485			8,323		85,934,559
Consumer Staples	50,916,428		32,984,563			– 0	–	83,900,991
Energy	50,377,522		20,272,006			– 0	–	70,649,528
Materials	16,001,827		24,164,285			– 0	–	40,166,112
Telecommunication Services	12,627,504		13,784,983			– 0	–	26,412,487
Utilities	15,556,110		10,386,108			– 0	–	25,942,218
Equity: Other	9,095,283		5,608,522			21		14,703,826
Retail	6,085,972		2,311,684			– 0	–	8,397,656
Residential	5,702,104		1,009,429			– 0	–	6,711,533
Office	2,894,765		1,802,026			– 0	–	4,696,791
Lodging	1,691,240		220,918			– 0	–	1,912,158
Investment Companies	120,097,569		9,487			– 0	–	120,107,056
Rights	– 0	–	– 0	–		– 0	– ^	– 0	–
Short-Term Investments:
Investment Companies	684,740,629		– 0	–		– 0	–	684,740,629
U.S. Treasury Bills	– 0	–	5,499,583			– 0	–	5,499,583

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,601,479		– 0	–	– 0	–	10,601,479

Total Investments in Securities	1,310,493,333		300,503,891	+	8,344		1,611,005,568
Other Financial Instruments* :
Assets:
Futures Contracts	11,909,453		3,828,503		– 0	–	15,737,956
Forward Currency Exchange Contracts	– 0	–	9,801,895		– 0	–	9,801,895
Liabilities:
Futures Contracts	(179,879)		(2,150,023)		– 0	–	(2,329,902)
Forward Currency Exchange Contracts	– 0	–	(7,471,879)		– 0	–	(7,471,879)
Total Return Swap Contracts	– 0	–	(2,870,097)		– 0	–	(2,870,097)

Total ++	$1,322,222,907		$301,642,290		$8,344		$1,623,873,541

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Industrials			Equity: Other		Rights^
Balance as of 8/31/12	$	– 0	–	$ – 0	–		$7.638
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(27)		21			(7,638)
Purchases		8,350		– 0	–		– 0	–
Sales		– 0	–	– 0	–		– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 5/31/13		$8,323		$21		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13		$(27)		$21		$	– 0	–

	Warrants^^			Total
Balance as of 8/31/12	$	– 0	–	$7,638
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–	(7,644)
Purchases		– 0	–	8,350
Sales		– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/13	$	– 0	–	$8,344

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$	– 0	–	$(6)

^	The Portfolio held securities with zero market value at period end.
^^	The Portfolio held securities with zero market value that were sold during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 70.6%
Industrial - 59.8%
Basic - 4.8%
AK Steel Corp.
8.75%, 12/01/18 (a)	U.S.$	355	$389,613
Aleris International, Inc.
7.625%, 2/15/18		582	624,195
7.875%, 11/01/20		466	503,280
ArcelorMittal
6.125%, 6/01/18		1,330	1,409,800
6.75%, 2/25/22 (b)		865	925,550
7.50%, 10/15/39		338	339,690
Arch Coal, Inc.
7.25%, 6/15/21 (b)		594	525,690
Axiall Corp.
4.875%, 5/15/23 (a)		242	243,210
Calcipar SA
6.875%, 5/01/18 (a)		479	507,740
Celanese US Holdings LLC
4.625%, 11/15/22		492	505,530
Commercial Metals Co.
6.50%, 7/15/17		1,366	1,495,770
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		174	175,305
GrafTech International Ltd.
6.375%, 11/15/20 (a)		365	379,600
Huntsman International LLC
8.625%, 3/15/21		496	554,280
Ineos Finance PLC
7.50%, 5/01/20 (a)		376	412,660
8.375%, 2/15/19 (a)		425	473,875
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		736	745,200
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		897	923,910
Momentive Performance Materials, Inc.
8.875%, 10/15/20		310	334,025
NOVA Chemicals Corp.
8.625%, 11/01/19		501	559,867
Novelis, Inc./GA
8.75%, 12/15/20		656	733,080
Peabody Energy Corp.
6.00%, 11/15/18		275	294,250
6.25%, 11/15/21		659	688,655
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (a)		288	290,160
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	528,555
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17 (a)		400	432,000
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	250	355,819

	Principal Amount (000)		U.S. $ Value
Steel Dynamics, Inc.
5.25%, 4/15/23 (a)	U.S.$	307	319,280
6.125%, 8/15/19 (a)		515	560,062
6.375%, 8/15/22 (a)		487	530,830
TPC Group, Inc.
8.75%, 12/15/20 (a)		495	522,225
US Coatings Acquisition, Inc./Flash Dutch 2 BV
5.75%, 2/01/21 (a)	EUR	280	378,487
7.375%, 5/01/21 (a)(b)	U.S.$	535	564,425
Vedanta Resources PLC
6.00%, 1/31/19 (a)		400	398,493

			18,625,111

Capital Goods - 7.8%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (a)		297	300,713
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
5.00%, 11/15/22 (a)	EUR	328	430,581
7.375%, 10/15/17 (a)		650	909,940
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	698	729,410
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)		403	427,180
Berry Plastics Corp.
9.75%, 1/15/21		1,205	1,391,775
Bombardier, Inc.
6.125%, 1/15/23 (a)		967	1,010,515
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)(c)		335	375,200
Cemex Finance LLC
9.50%, 12/14/16 (a)		277	293,620
CNH Capital LLC
3.625%, 4/15/18 (a)		770	775,775
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	760	1,142,501
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	500	548,750
HD Supply, Inc.
7.50%, 7/15/20 (a)(b)		400	424,000
8.125%, 4/15/19		300	333,000
10.50%, 1/15/21		935	970,062
HeidelbergCement Finance Luxembourg SA
7.50%, 4/03/20	EUR	765	1,226,082
Interline Brands, Inc.
10.00%, 11/15/18	U.S.$	590	653,425
KUKA AG
8.75%, 11/15/17 (a)	EUR	361	527,800
Lafarge SA
4.75%, 3/23/20		840	1,176,403
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	572	650,650

	Principal Amount (000)		U.S. $ Value
Masco Corp.
7.125%, 3/15/20		650	760,662
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		308	323,400
Polymer Group, Inc.
7.75%, 2/01/19		1,300	1,400,750
Rexel SA
5.25%, 6/15/20 (a)		502	512,040
6.125%, 12/15/19 (a)		645	680,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		712	756,500
7.875%, 8/15/19		1,190	1,303,050
8.25%, 2/15/21 (d)		2,014	2,054,280
9.00%, 4/15/19		638	669,900
9.875%, 8/15/19		400	436,000
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		750	830,625
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		1,012	1,049,950
Sealed Air Corp.
6.875%, 7/15/33 (a)		681	694,620
8.125%, 9/15/19 (a)		551	624,008
8.375%, 9/15/21 (a)		241	278,355
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)		908	942,050
TransDigm, Inc.
7.75%, 12/15/18		1,200	1,309,500
United Rentals North America, Inc.
8.375%, 9/15/20 (b)		267	291,030
9.25%, 12/15/19		650	732,062

			29,946,639

Communications - Media - 8.3%
Allbritton Communications Co.
8.00%, 5/15/18		510	550,800
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	555	906,511
Cablevision Systems Corp.
8.00%, 4/15/20	U.S.$	785	889,012
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		565	570,650
6.625%, 1/31/22		580	623,500
7.00%, 1/15/19		2,250	2,404,687
7.375%, 6/01/20		750	837,187
8.125%, 4/30/20		219	244,733
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		644	631,925
6.375%, 9/15/20 (a)		490	512,050
8.625%, 11/15/17 (a)		259	276,353

	Principal Amount (000)		U.S. $ Value
Clear Channel Communications, Inc.
9.00%, 12/15/19 (a)(b)		910	914,550
10.75%, 8/01/16		534	500,625
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (a)		2,000	2,107,375
Series A
7.625%, 3/15/20		100	105,750
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	535,800
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		232	233,740
DISH DBS Corp.
6.75%, 6/01/21		350	370,125
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20 (a)		566	573,075
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,078,387
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		529	518,420
7.25%, 10/15/20		1,900	2,061,500
Intelsat Luxembourg SA
6.75%, 6/01/18 (a)		706	736,005
8.125%, 6/01/23 (a)		485	518,950
11.25%, 2/04/17		1,036	1,096,088
Kabel Deutschland Holding AG
6.50%, 7/31/17 (a)	EUR	640	894,228
Lamar Media Corp.
5.875%, 2/01/22	U.S.$	459	495,720
Lynx II Corp.
6.375%, 4/15/23 (a)		545	568,163
Quebecor Media, Inc.
7.75%, 3/15/16		1,178	1,198,615
RR Donnelley & Sons Co.
7.25%, 5/15/18		824	896,100
Sinclair Television Group, Inc.
6.125%, 10/01/22 (a)		576	600,480
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		425	431,375
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	420	581,378
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	332	362,710
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		580	591,600
7.50%, 3/15/19 (a)		402	433,309
Univision Communications, Inc.
6.75%, 9/15/22 (a)		645	693,375
6.875%, 5/15/19 (a)		281	299,265
8.50%, 5/15/21 (a)		650	703,625
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)		550	585,750

	Principal Amount (000)		U.S. $ Value
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		665	733,163
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		975	1,074,937
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	745	1,049,410

			31,991,001

Communications - Telecommunications - 4.5%
CenturyLink, Inc.
Series T
5.80%, 3/15/22	U.S.$	565	577,712
Series U
7.65%, 3/15/42		680	676,600
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		550	587,840
Crown Castle International Corp.
7.125%, 11/01/19		1,000	1,085,000
Frontier Communications Corp.
7.625%, 4/15/24		386	404,335
9.00%, 8/15/31		545	564,075
Gnet Escrow Corp.
12.125%, 7/01/18 (a)		775	813,750
Level 3 Financing, Inc.
7.00%, 6/01/20		800	842,000
9.375%, 4/01/19		550	606,375
MetroPCS Wireless, Inc.
6.25%, 4/01/21 (a)		900	942,750
6.625%, 4/01/23 (a)		239	252,743
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	725	1,007,810
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	540	540,000
8.75%, 3/15/32		300	349,500
Sprint Nextel Corp.
6.00%, 11/15/22		785	808,550
9.00%, 11/15/18 (a)		945	1,145,812
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	489,031
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	1,039	1,116,925
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		880	917,400
11.75%, 7/15/17 (a)		985	1,036,712
Windstream Corp.
7.50%, 4/01/23		715	750,750
7.875%, 11/01/17		675	776,250
8.125%, 9/01/18		900	976,500

			17,268,420

Consumer Cyclical - Automotive - 1.9%
Affinia Group, Inc.
7.75%, 5/01/21 (a)		718	746,720

	Principal Amount (000)		U.S. $ Value
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		975	1,048,125
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	432,338
Continental Rubber of America Corp.
4.50%, 9/15/19 (a)		799	833,956
Delphi Corp.
5.00%, 2/15/23		1,015	1,077,169
General Motors Financial Co., Inc.
3.25%, 5/15/18 (a)		369	365,771
6.75%, 6/01/18		760	866,400
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		857	1,000,548
LKQ Corp.
4.75%, 5/15/23 (a)		156	155,610
Meritor, Inc.
8.125%, 9/15/15		185	209,514
Schaeffler Finance BV
4.25%, 5/15/18 (a)	EUR	217	285,571
UCI International, Inc.
8.625%, 2/15/19	U.S.$	402	416,070

			7,437,792

Consumer Cyclical - Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20		425	490,875
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		385	430,719
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)(g)		525	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		837	903,960
Regal Entertainment Group
9.125%, 8/15/18		1,020	1,162,800

			2,988,354

Consumer Cyclical - Other - 2.9%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		825	511,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		1,111	1,180,437
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,309,800
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		545	588,600
Lennar Corp.
Series B
6.50%, 4/15/16		1,260	1,386,000
Levi Strauss & Co.
6.875%, 5/01/22 (a)		579	641,966
M/I Homes, Inc.
8.625%, 11/15/18		790	872,950
Marina District Finance Co., Inc.
9.875%, 8/15/18 (b)		370	397,288

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
6.625%, 7/15/15		1,222	1,325,870
NCL Corp., Ltd.
9.50%, 11/15/18		190	214,225
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	373,525
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		503	570,905
Standard Pacific Corp.
8.375%, 5/15/18		500	589,375
Wolverine World Wide, Inc.
6.125%, 10/15/20 (a)		251	265,433
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		925	1,042,937

			11,270,811

Consumer Cyclical - Restaurants - 0.0%
CKE Restaurants, Inc.
11.375%, 7/15/18		79	82,260

Consumer Cyclical - Retailers - 2.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		357	399,840
Brighthouse Group Ltd.
7.875%, 5/15/18 (a)	GBP	669	1,036,808
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	960	1,071,600
CST Brands, Inc.
5.00%, 5/01/23 (a)		437	441,370
J Crew Group, Inc.
8.125%, 3/01/19 (b)		1,040	1,107,600
Limited Brands, Inc.
5.625%, 2/15/22		503	537,581
6.625%, 4/01/21		400	457,000
Michaels Stores, Inc.
7.75%, 11/01/18		500	542,500
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	345	544,531
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	1,000	1,125,000
10.25%, 10/15/19		648	742,770
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		606	637,815
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		805	830,156

			9,474,571

Consumer Non-Cyclical - 10.6%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		844	926,290
Alere, Inc.
8.625%, 10/01/18		800	866,000
ARAMARK Corp.
5.75%, 3/15/20 (a)		244	252,540

	Principal Amount (000)		U.S. $ Value
Biomet, Inc.
6.50%, 10/01/20 (a)		925	936,562
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)	EUR	740	1,089,255
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	510	802,015
Cerba European Lab
7.00%, 2/01/20 (a)	EUR	850	1,132,407
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	401	440,098
8.00%, 11/15/19		396	435,600
Constellation Brands, Inc.
6.00%, 5/01/22		1,107	1,242,607
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		386	441,970
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		570	563,791
Del Monte Corp.
7.625%, 2/15/19		595	616,569
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	263	348,671
Elizabeth Arden, Inc.
7.375%, 3/15/21	U.S.$	445	495,619
Emergency Medical Services Corp.
8.125%, 6/01/19		1,123	1,224,070
Endo Health Solutions, Inc.
7.25%, 1/15/22		255	274,763
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20 (a)		582	643,110
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,535	1,496,625
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (a)		385	438,900
Grifols, Inc.
8.25%, 2/01/18		700	762,125
HCA, Inc.
6.375%, 1/15/15		1,698	1,808,370
6.50%, 2/15/20		3,125	3,523,437
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	735	941,091
Hologic, Inc.
6.25%, 8/01/20	U.S.$	291	311,006
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		600	627,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		995	1,135,544
Jarden Corp.
7.50%, 1/15/20		280	302,400
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		215	230,050
8.25%, 2/01/20 (a)		764	838,490
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	1,098,737

	Principal Amount (000)		U.S. $ Value
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		925	952,750
New Albertsons, Inc.
7.45%, 8/01/29 (b)		1,870	1,524,050
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		640	718,400
Post Holdings, Inc.
7.375%, 2/15/22		398	443,273
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	665	1,055,868
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	600	835,001
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)(b)	U.S.$	343	363,580
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)		48	51,540
6.625%, 11/15/22 (a)		84	90,720
Spectrum Brands, Inc.
6.75%, 3/15/20		900	967,500
Stater Bros Holdings, Inc.
7.375%, 11/15/18		390	414,863
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		727	734,270
United Surgical Partners International, Inc.
9.00%, 4/01/20		382	426,885
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		800	840,000
6.875%, 12/01/18 (a)		825	880,688
7.00%, 10/01/20 (a)		1,215	1,309,162
7.25%, 7/15/22 (a)		210	227,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19 (b)		727	777,890
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)(b)		930	883,500
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	600	936,709
Voyager Learning Exchange
8.375%, 12/01/14 (e)(f)(g)	U.S.$	982	1

			40,680,212

Energy - 7.7%
Antero Resources Finance Corp.
7.25%, 8/01/19		384	412,800
9.375%, 12/01/17		495	530,888
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (a)		1,337	1,390,480
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (h)		410	5,125
Basic Energy Services, Inc.
7.75%, 2/15/19		500	523,750
Bill Barrett Corp.
7.625%, 10/01/19		400	430,000

	Principal Amount (000)	U.S. $ Value
Bonanza Creek Energy, Inc.
6.75%, 4/15/21 (a)	123	128,535
Bristow Group, Inc.
6.25%, 10/15/22	222	240,870
Chaparral Energy, Inc.
7.625%, 11/15/22	835	901,800
CHC Helicopter SA
9.25%, 10/15/20	609	653,152
Chesapeake Energy Corp.
2.50%, 5/15/37 (b)	1,225	1,224,234
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21	800	836,000
Continental Resources, Inc./OK
4.50%, 4/15/23 (a)	985	994,850
5.00%, 9/15/22	814	842,490
Denbury Resources, Inc.
6.375%, 8/15/21	1,202	1,322,200
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19	489	523,230
9.25%, 12/15/17	800	888,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19	823	888,840
Forest Oil Corp.
7.25%, 6/15/19	739	735,305
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20	543	566,078
Key Energy Services, Inc.
6.75%, 3/01/21	901	912,262
Laredo Petroleum, Inc.
7.375%, 5/01/22	369	405,900
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)	369	371,768
Newfield Exploration Co.
7.125%, 5/15/18	1,135	1,169,050
Offshore Group Investment Ltd.
7.50%, 11/01/19	483	521,640
Oil States International, Inc.
6.50%, 6/01/19	722	777,955
Pacific Drilling SA
5.375%, 6/01/20 (a)	865	856,350
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	348	386,280
PHI, Inc.
8.625%, 10/15/18	400	435,000
Pioneer Energy Services Corp.
9.875%, 3/15/18	716	780,440
Plains Exploration & Production Co.
6.50%, 11/15/20	344	380,980
6.625%, 5/01/21	500	552,500
6.75%, 2/01/22	1,485	1,659,487
Precision Drilling Corp.
6.50%, 12/15/21	299	320,678
QEP Resources, Inc.
5.375%, 10/01/22	1,100	1,127,500

	Principal Amount (000)		U.S. $ Value
Range Resources Corp.
5.75%, 6/01/21		1,060	1,120,950
SandRidge Energy, Inc.
7.50%, 3/15/21		361	371,830
8.75%, 1/15/20		775	833,125
SESI LLC
7.125%, 12/15/21		563	631,967
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		704	732,160
Tervita Corp.
8.00%, 11/15/18 (a)		754	780,390
W&T Offshore, Inc.
8.50%, 6/15/19		550	598,125

			29,764,964

Other Industrial - 2.0%
A123 Systems, Inc.
3.75%, 4/15/16 (h)		270	193,219
Brightstar Corp.
9.50%, 12/01/16 (a)		883	960,263
General Cable Corp.
5.75%, 10/01/22 (a)		387	398,610
Interline Brands, Inc./NJ
7.50%, 11/15/18		704	753,280
Laureate Education, Inc.
9.25%, 9/01/19 (a)		889	995,680
NANA Development Corp.
9.50%, 3/15/19 (a)		1,156	1,187,790
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		895	662,300
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		452	454,260
Servus Luxembourg Holding Sca
7.75%, 6/15/18 (a)	EUR	768	998,208
Trionista Holdco GmbH
5.00%, 4/30/20 (a)		413	548,874
Trionista TopCo GmbH
6.875%, 4/30/21 (a)		253	333,769

			7,486,253

Services - 1.5%
Cerved Technologies SpA
6.375%, 1/15/20 (a)		241	313,240
8.00%, 1/15/21 (a)		270	350,055
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)	U.S.$	284	307,785
Lottomatica Group SpA
8.25%, 3/31/66 (a)	EUR	730	1,019,978
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	309	342,218
Realogy Group LLC
7.625%, 1/15/20 (a)		449	508,492

	Principal Amount (000)		U.S. $ Value
Sabre, Inc.
8.50%, 5/15/19 (a)		847	933,817
ServiceMaster Co./TN
7.00%, 8/15/20 (b)		319	316,608
8.00%, 2/15/20		342	351,832
Travelport LLC/Travelport Holdings, Inc.
13.875%, 3/01/16 (a)(i)		382	395,422
West Corp.
7.875%, 1/15/19		880	954,800

			5,794,247

Technology - 3.7%
Avaya, Inc.
7.00%, 4/01/19 (a)		102	95,115
10.50%, 3/01/21 (a)		972	816,480
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		671	738,939
8.50%, 4/01/19		1,049	1,160,456
Ceridian Corp.
8.875%, 7/15/19 (a)		456	519,840
11.00%, 3/15/21 (a)		840	959,700
CommScope, Inc.
8.25%, 1/15/19 (a)		760	832,200
First Data Corp.
6.75%, 11/01/20 (a)		652	682,155
7.375%, 6/15/19 (a)		2,875	3,029,531
Freescale Semiconductor, Inc.
8.875%, 12/15/14		152	152,380
10.125%, 12/15/16		212	217,830
Infor US, Inc.
9.375%, 4/01/19		318	358,545
10.00%, 4/01/19	EUR	251	368,648
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	533	539,663
Sanmina Corp.
7.00%, 5/15/19 (a)(b)		603	645,210
Seagate HDD Cayman
7.00%, 11/01/21		769	845,900
Sensata Technologies BV
6.50%, 5/15/19 (a)		800	866,000
Serena Software, Inc.
10.375%, 3/15/16		702	709,020
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	880,000

			14,417,612

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		465	511,500

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)		516	521,160

	Principal Amount (000)		U.S. $ Value
Hertz Corp. (The)
5.875%, 10/15/20		360	379,800
6.25%, 10/15/22		145	157,506
6.75%, 4/15/19		1,236	1,342,605
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		400	415,500

			2,816,571

			230,556,318

Financial Institutions - 5.7%
Banking - 1.9%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	1,176,949
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	501	641,280
Citigroup, Inc.
5.95%, 1/30/23		589	615,505
Countrywide Capital III
Series B
8.05%, 6/15/27		600	751,500
HBOS Capital Funding No2 LP
6.071%, 6/30/14 (a)		665	606,812
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	986,510
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	370	389,584
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17		1,200	1,167,000
Swedbank AB
5.75%, 3/17/16	GBP	340	538,525
Zions Bancorporation
5.80%, 6/15/23	U.S.$	350	352,625

			7,226,290

Brokerage - 0.6%
E*TRADE Financial Corp.
6.375%, 11/15/19		513	538,650
6.75%, 6/01/16		329	352,030
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (g)		5,500	1,381,875

			2,272,555

Finance - 2.0%
Air Lease Corp.
6.125%, 4/01/17		294	316,785
CIT Group, Inc.
5.25%, 3/15/18		1,400	1,505,000
International Lease Finance Corp.
4.625%, 4/15/21		1,192	1,183,060
5.875%, 4/01/19		2,200	2,359,500
Residential Capital LLC
9.625%, 5/15/15 (h)		375	405,937

	Principal Amount (000)		U.S. $ Value
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (a)		850	913,424
SLM Corp.
7.25%, 1/25/22		335	352,588
8.00%, 3/25/20		580	631,475

			7,667,769

Insurance - 0.2%
Genworth Holdings, Inc.
6.15%, 11/15/66		295	277,300
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		410	489,950

			767,250

Other Finance - 1.0%
FTI Consulting, Inc.
6.75%, 10/01/20 (b)		500	535,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,481	1,569,860
iPayment, Inc.
10.25%, 5/15/18		860	765,400
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		599	637,935
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		519	539,760

			4,047,955

			21,981,819

Utility - 5.1%
Electric - 3.5%
AES Corp./VA
4.875%, 5/15/23		382	375,315
7.375%, 7/01/21		489	572,130
8.00%, 10/15/17		612	717,570
Calpine Corp.
7.25%, 10/15/17 (a)		1,250	1,306,250
7.875%, 1/15/23 (a)		450	495,000
EDP Finance BV
5.875%, 2/01/16 (a)	EUR	430	602,611
6.00%, 2/02/18 (a)	U.S.$	705	760,519
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)		994	1,053,640
10.00%, 12/01/20		792	901,890
10.00%, 12/01/20 (a)		694	786,822
11.25%, 12/01/18 (a)(i)		373	336,633
GenOn Americas Generation LLC
8.50%, 10/01/21		725	837,375
GenOn Energy, Inc.
7.875%, 6/15/17		840	945,000

	Principal Amount (000)		U.S. $ Value
NRG Energy, Inc.
7.875%, 5/15/21		901	1,004,615
8.25%, 9/01/20		825	925,031
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	399,375
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	300	428,722
Techem GmbH
6.125%, 10/01/19 (a)		300	421,119
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	U.S.$	761	597,385

			13,467,002

Natural Gas - 1.6%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		556	549,050
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		417	454,530
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		1,765	1,921,272
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,040	1,125,800
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)		571	565,290
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (a)		1,000	1,003,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		330	356,400

			5,976,092

			19,443,094

Total Corporates - Non-Investment Grades (cost $254,133,160)			271,981,231

CORPORATES - INVESTMENT GRADES - 5.4%
Financial Institutions - 3.7%
Banking - 2.2%
Barclays Bank PLC
7.625%, 11/21/22 (b)		400	402,000
7.75%, 4/10/23		919	933,934
BNP Paribas SA
5.186%, 6/29/15 (a)		957	939,056
8.667%, 9/11/13	EUR	650	853,286
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)	U.S.$	410	443,190

	Principal Amount (000)		U.S. $ Value
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)		674	997,831
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		345	348,450
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	580	936,664
Sovereign Bank/Wilmington DE
8.75%, 5/30/18	U.S.$	360	446,104
Turkiye Garanti Bankasi AS
5.25%, 9/13/22 (a)		672	710,543
Turkiye Vakiflar Bankasi Tao
5.75%, 4/24/17 (a)		425	459,228
UBS AG/Jersey
4.28%, 4/15/15	EUR	820	1,069,482

			8,539,768

Finance - 0.3%
General Electric Capital Corp.
Series A
7.125%, 6/15/22	U.S.$	800	936,000

Insurance - 0.8%
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		750	946,875
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)(d)		489	567,477
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		325	474,978
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	900	1,204,868

			3,194,198

REITS - 0.4%
EPR Properties
7.75%, 7/15/20	U.S.$	842	997,892
Senior Housing Properties Trust
6.75%, 12/15/21		600	687,498

			1,685,390

			14,355,356

Industrial - 1.3%
Basic - 0.3%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		419	567,903
LyondellBasell Industries NV
6.00%, 11/15/21		339	400,762

			968,665

Capital Goods - 0.2%
Mondi Consumer Packaging International AG
9.75%, 7/15/17 (a)	EUR	267	392,800

	Principal Amount (000)		U.S. $ Value
Tyco International Finance SA
8.50%, 1/15/19	U.S.$	375	479,962

			872,762

Communications - Media - 0.2%
Virgin Media Secured Finance PLC
6.50%, 1/15/18		775	815,688

Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33		720	720,000

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
Series Q
6.75%, 6/01/16		409	414,061
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		94	102,930
7.75%, 10/01/17 (a)		631	673,592

			1,190,583

Energy - 0.1%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		506	507,144

			5,074,842

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		850	898,734

Utility - 0.1%
Natural Gas - 0.1%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		420	483,525

Total Corporates - Investment Grades (cost $18,988,927)			20,812,457

BANK LOANS - 4.3%
Industrial - 4.3%
Basic - 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (c)		602	604,798
Unifrax Holding Co.
5.25%, 11/01/18 (c)	EUR	249	325,140

			929,938

Capital Goods - 0.1%
Serta Simmons Holdings, LLC
5.00%, 10/01/19 (c)	U.S.$	399	401,119

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (c)	778	784,101
Veyance Technologies, Inc.
5.25%, 9/08/17 (c)	650	652,438

		1,436,539

Consumer Cyclical - Entertainment - 0.6%
ClubCorp Club Operations, Inc.
5.00%, 11/30/16 (c)	518	524,974
Harrah’s Las Vegas Propco, LLC
3.69%, 2/13/14 (c)	1,125	1,026,562
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/14/21 (c)(j)	450	450,846
Station Casinos LLC
5.00%, 3/02/20 (c)	375	378,469

		2,380,851

Consumer Cyclical - Other - 0.5%
Las Vegas Sands, LLC
2.70%, 11/23/16 (c)	1,333	1,333,777
New HB Acquisition, LLC
6.75%, 4/09/20 (c)	560	574,353

		1,908,130

Consumer Cyclical - Retailers - 0.4%
Harbor Freight Tools USA, Inc./Central Puchasing, LLC
6.50%, 11/14/17 (c)	496	502,865
J.C. Penney Corp., Inc.
5/22/18 (j)	450	455,908
Supervalu, Inc.
6.25%, 3/21/19 (c)	550	547,613

		1,506,386

Consumer Non-Cyclical - 0.7%
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (c)	400	409,800
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (c)	800	809,000
H.J. Heinz Company
3/27/20 (j)	200	201,692
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00%, 8/19/18 (c)	591	594,983
Kinetic Concepts, Inc.
5.50%, 5/04/18 (c)	395	399,696

	Principal Amount (000)	U.S. $ Value
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (c)	179	178,679

		2,593,850

Other Industrial - 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (c)	274	274,370
Navistar, Inc.
5.75%, 8/17/17 (c)	420	427,770

		702,140

Services - 0.4%
Travelport LLC (f/k/a Travelport Inc.)
9.50%, 1/31/16 (c)	1,536	1,598,295

Technology - 0.8%
Alcatel-Lucent USA, Inc.
7.25%, 1/30/19 (c)	599	604,359
Blackboard, Inc.
11.50%, 4/04/19 (c)	1,100	1,118,337
MMI International Ltd.
11/22/18 (j)	800	792,000
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (c)	677	608,394

		3,123,090

		16,580,338

Financial Institutions - 0.0%
REITS - 0.0%
iStar Financial, Inc.
5.25%, 3/19/16 (c)	37	36,820

Total Bank Loans (cost $16,343,944)		16,617,158

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Non-Agency Floating Rate - 2.2%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.383%, 8/25/47 (c)	1,679	1,389,004
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.413%, 6/25/37 (c)	588	490,534
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.418%, 7/19/47 (c)	904	771,536
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.923%, 3/25/47 (c)	289	234,779
Residential Accredit Loans, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2005-QA10, Class A31
3.771%, 9/25/35		1,658	1,401,106
Series 2006-QO6, Class A3
0.453%, 6/25/46 (c)		2,817	1,391,094
Series 2007-QH6, Class A1
0.383%, 7/25/37 (c)		1,622	1,337,367
Series 2007-QO1, Class A1
0.343%, 2/25/47 (c)		1,315	1,033,466
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.673%, 8/25/47 (c)		639	528,893

			8,577,779

Non-Agency Fixed Rate - 1.1%
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		447	406,387
Indymac Index Mortgage Loan Trust
Series 2006-AR31
5.112%, 11/25/36		1,308	1,210,079
Residential Accredit Loans, Inc.
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		1,100	960,317
Series 2006-QS2, Class 1A9
5.50%, 2/25/36		1,113	940,070
Series 2006-QS4, Class A2
6.00%, 4/25/36		935	790,662

			4,307,515

Total Collateralized Mortgage Obligations (cost $11,968,063)			12,885,294

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 2.3%
Basic - 0.2%
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)		293	283,010
9.25%, 4/19/14 (a)		8	8,521
Vedanta Resources PLC
8.75%, 1/15/14 (a)		439	451,643

			743,174

Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		698	776,525

Consumer Cyclical - Other - 0.3%
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		1,025	1,130,063

Consumer Non-Cyclical - 1.4%
Agrokor DD
9.875%, 5/01/19 (a)	EUR	630	919,151

	Principal Amount (000)		U.S. $ Value
Arcelik AS
5.00%, 4/03/23 (a)	U.S.$	498	501,624
Corp. Azucarera del Peru SA
6.375%, 8/02/22 (a)		248	258,466
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	642	915,797
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	997	917,240
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		240	224,400
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		775	780,082
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)(b)		850	915,875

			5,432,635

Energy - 0.1%
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		371	394,088

Technology - 0.1%
MMI International Ltd.
8.00%, 3/01/17 (a)		475	489,250

			8,965,735

Financial Institutions - 0.3%
Banking - 0.3%
Banco de Reservas de LA Republica Dominicana
7.00%, 2/01/23 (a)		875	899,063

Total Emerging Markets - Corporate Bonds (cost $9,570,062)			9,864,798

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.3%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		167	167,928
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class AJ
5.598%, 10/12/41		1,000	963,428
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.634%, 4/10/38		1,000	1,020,024
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,565	1,563,158
Series 2007-C1, Class AJ
5.484%, 2/15/40		1,380	1,394,396
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 9/15/13		315	310,396

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ
5.647%, 6/11/42		970	1,049,930
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AJ
5.368%, 11/15/48		1,000	954,852
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		1,300	1,327,513

Total Commercial Mortgage-Backed Securities (cost $8,220,179)			8,751,625

GOVERNMENTS - TREASURIES - 2.1%
Canada - 0.4%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	542,090
3.25%, 6/01/21		925	979,630

			1,521,720

United Kingdom - 0.7%
United Kingdom Gilt
2.00%, 1/22/16	GBP	1,725	2,723,889

United States - 1.0%
U.S. Treasury Bonds
3.125%, 11/15/41-2/15/42 (k)	U.S.$	2,192	2,130,694
U.S. Treasury Notes
0.75%, 8/15/13 (k)		525	525,718
1.00%, 8/31/16 (k)		1,000	1,012,891

			3,669,303

Total Governments - Treasuries (cost $8,146,121)			7,914,912

	Shares
COMMON STOCKS - 1.9%
Amkor Technology, Inc. (g)		130,959	594,554
Axiall Corp.		5,713	246,516
Crown Castle International Corp. (g)		9,194	655,072
Goodyear Tire & Rubber Co. (The) (g)		16,075	243,376
Greektown Superholdings, Inc. (e)(f)(g)		397	30,966
Isle of Capri Casinos, Inc. (g)		59,535	459,610
Keystone Automotive Operations, Inc. (e)(f)		61,065	609,426
Las Vegas Sands Corp.		8,388	485,665
LifePoint Hospitals, Inc. (g)		13,469	669,813
LyondellBasell Industries NV		6,076	404,965
Meritor, Inc. (g)		40,824	295,566
Neenah Enterprises, Inc. (e)(f)(g)		58,199	378,294
SBA Communications Corp.-Class A (g)		9,819	739,076
Seagate Technology PLC		12,533	539,922
Travelport LLC		255,000	221,850

Company	Shares		U.S. $ Value
Vanguard Health Systems, Inc. (g)		44,656	594,818

Total Common Stocks (cost $6,695,798)			7,169,489

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 1.5%
Argentina - 0.5%
Argentina Boden Bonds
7.00%, 10/03/15	U.S. $	2,100	1,803,783

Croatia - 0.3%
Croatia Government International Bond
6.25%, 4/27/17 (a)		1,060	1,146,708

Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21		1,130	1,227,519

Serbia - 0.2%
Republic of Serbia
4.875%, 2/25/20 (a)		578	569,035

Ukraine - 0.2%
Ukraine Government International Bond
6.75%, 11/14/17 (a)		930	920,700

Total Emerging Markets - Sovereigns (cost $5,082,957)			5,667,745

	Shares
PREFERRED STOCKS - 1.3%
Financial Institutions - 1.1%
Banking - 0.9%
Goldman Sachs Group, Inc. (The)
5.50%		28,200	724,458
Royal Bank of Scotland Group PLC
6.40%		45,000	1,053,000
US Bancorp/MN
6.50%		35,000	1,015,350
Zions Bancorporation
9.50%		27,300	695,604

			3,488,412

REITS - 0.2%
Health Care REIT, Inc.
6.50%		13,825	369,957
Sovereign Real Estate Investment Trust
12.00% (a)		624	805,102

			1,175,059

			4,663,471

Company	Shares		U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Government Sponsored - 0.1%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	224,629

Industrial - 0.1%
Basic - 0.1%
ArcelorMittal
6.00%		9,350	197,192

Total Preferred Stocks (cost $5,336,325)			5,085,292

	Principal Amount (000)
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Kazakhstan - 0.4%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)	U.S.$	875	924,437
KazMunayGas National Co.
9.125%, 7/02/18 (a)		500	621,250

			1,545,687

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		750	960,000

United States - 0.3%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		891	1,006,830

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)		800	680,000

Total Quasi-Sovereigns (cost $3,581,931)			4,192,517

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		737	698,772
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,300	1,265,446

			1,964,218

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF5
4.868%, 3/25/36 (c)		1,378	884,094

Total Asset-Backed Securities (cost $2,278,258)			2,848,312

	Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	165	148,053
California GO
7.60%, 11/01/40	325	471,676
7.95%, 3/01/36	700	870,989

Total Local Governments - Municipal Bonds (cost $1,177,170)		1,490,718

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Turkey - 0.3%
Turkey Government International Bond 6.25%, 9/26/22 (cost $1,065,470)	1,051	1,282,220

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equities - 0.1%
American Axle & MFG Holdings Expiration: Jul 2013, Exercise Price: $ 12.00 (g)(l)	387	2,902
Hovnanian Enterprises A Expiration: Jan 2014, Exercise Price: $ 5.50 (g)(l)	1,024	81,920
Pultegroup, Inc. Expiration: Jan 2014, Exercise Price: $ 20.00 (g)(l)	142	29,394
Standard Pacific Corp. Expiration: Jan 2014, Exercise Price: $ 10.00 (g)(l)	264	53,460
Toll Brothers, Inc. Expiration: Jan 2014, Exercise Price: $ 35.00 (g)(l)	137	61,650

		229,326

Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust 1
Expiration: Jul 2013, Exercise Price: $ 159.00 (g)(l)	921	205,383
Expiration: Sep 2013, Exercise Price: $ 147.00 (g)(l)	660	114,510
Expiration: Sep 2013, Exercise Price: $ 149.00 (g)(l)	470	95,175

		415,068

Total Options Purchased - Puts (cost $850,419)		644,394

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Norway - 0.1%
Eksportfinans ASA 2.375%, 5/25/16 (cost $477,882)	539	519,461

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equities - 0.1%
Beazer Homes USA, Inc.
Expiration: Jan 2014, Exercise Price: $ 25.00 (g)(l)	2,280	416,100

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jul 2013, Exercise Price: $ 175.00 (g)(l)	585	5,850

Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Aug 2013, Exercise Price: AUD 0.9865 (g)(m)	1,973,127	77,943

Total Options Purchased - Calls (cost $536,414)		499,893

	Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (e)(f)(g)	12,643	0
iPayment Holdings, Inc., expiring 11/15/18 (e)(f)(g)	272	0
Talon Equity Co. NV, expiring 11/24/15 (e)(f)(g)	671	0

Total Warrants (cost $0)		0

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (n) (cost $10,199,968)	10,199,968	10,199,968

U.S. $ Value
Total Investments – 100.8% (cost $364,653,048) (o)	388,427,484
Other assets less liabilities - (0.8)% (p)	(3,030,135)

Net Assets - 100.0%	$385,397,349

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 Mini Index Futures	9	June 2013	$829,096	$884,790	$55,694
U.S. Note 2 Yr (CBT) Futures	201	September 2013	44,258,025	44,248,266	(9,759)
U.S. T-Note 5 Yr Futures	339	September 2013	41,565,147	41,498,367	(66,780)
Ultra Long U.S. T-Bond Futures	18	September 2013	2,788,765	2,738,250	(50,515)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	126	September 2013	16,427,558	16,281,563	145,995

					$74,635

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	6,843	USD	10,427	6/27/13	$31,264
Barclays Bank PLC Wholesale	EUR	25,130	USD	32,606	6/27/13	(60,018)
Credit Suisse International	EUR	583	USD	750	6/27/13	(8,580)
Deutsche Bank AG London	AUD	1,911	USD	1,941	6/14/13	113,475
Deutsche Bank AG London	GBP	391	USD	593	6/27/13	(1,503)
Royal Bank of Scotland PLC	CAD	1,735	USD	1,688	6/07/13	14,403
Royal Bank of Scotland PLC	USD	1,956	MXN	24,293	7/11/13	(61,368)
Royal Bank of Scotland PLC	USD	1,809	NOK	10,615	7/11/13	(3,090)
State Street Bank & Trust Co.	CAD	1,836	USD	1,819	6/07/13	48,706
State Street Bank & Trust Co.	USD	777	EUR	595	6/27/13	(3,074)
State Street Bank & Trust Co.	JPY	1,702	USD	17	7/19/13	(91)

						$70,124

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (l)	585	$170.00	July 2013	$78,951	$(35,685)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 20, 5 Year Index	Barclays Bank PLC	Sell	96.00%	9/18/13	$6,600	$28,050	$(32,662)
CDX-NAHY Series 20, 5 Year Index	Barclays Bank PLC	Sell	96.00	9/18/13	6,600	27,720	(32,661)
CDX-NAHY Series 20, 5 Year Index	JPMorgan Chase Bank, NA	Sell	100.00	9/18/13	4,800	96,000	(46,049)
CDX-NAHY Series 20, 5 Year Index	JPMorgan Chase Bank, NA	Sell	100.00	9/18/13	4,800	92,160	(46,049)

						$243,930	$(157,421)

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA		$7,600	9/11/22	1.774%	3 Month LIBOR	$270,665
Credit Suisse International		50,000	10/29/14	0.410%	3 Month LIBOR	(22,070)
Credit Suisse International		12,000	1/31/15	0.435%	3 Month LIBOR	(17,618)
Credit Suisse International		7,710	5/1/15	0.348%	3 Month LIBOR	15,645
Credit Suisse International		40,000	4/8/18	0.925%	3 Month LIBOR	459,139
Deutsche Bank AG	GBP	9,320	10/4/22	1.860%	6 Month LIBOR	144,711
Deutsche Bank AG		3,930	10/4/42	6 Month LIBOR	2.968%	(158,763)
Deutsche Bank AG		250	2/22/43	6 Month LIBOR	3.213%	10,079
JPMorgan Chase Bank, NA		800	4/30/23	1.792%	6 Month LIBOR	32,179

						$733,967

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-NAHY Series 20, 5 Year Index
6/20/18*	(5.00)%	3.89%	$9,610	$(556,579)	$(287,935)	$(268,644)
Fiat SpA,
5.625%, 6/12/17, 6/20/18*	(5.00)	4.61	EUR	244	(8,815)	(8,772)	(43)
Fiat SpA,
5.625%, 6/12/17, 6/20/18*	(5.00)	4.61	190	(6,802)	2,155	(8,957)
Barclays Bank PLC:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 3/20/17*	(5.00)	5.42	200	1,512	14,705	(13,193)
Liz Claibone, Inc.,
5.00%, 7/08/13, 12/20/13*	(5.00)	0.00	180	(6,804)	777	(7,581)
Nokia OYJ,
6.75%, 2/04/19, 9/20/14*	(5.00)	1.27	1,420	(79,041)	74,237	(153,278)
The McClatchy Co.,
5.75%, 9/01/17, 12/20/13*	(5.00)	0.03	180	(5,920)	1,458	(7,378)
Citibank, NA:
CDX-NAHY Series 18, 5 Year Index,
6/20/17*	(5.00)	3.17	3,960	(306,075)	(58,865)	(247,210)
CDX-NAHY Series 18, 5 Year Index,
6/20/17*	(5.00)	3.17	3,960	(306,075)	(23,112)	(282,963)
Goldman Sachs Bank USA:
CDX-NAHY Series 11, 5 Year Index,
12/20/13*	– 0	–	46.46	464	106,093	55,779	50,314
CDX-NAIG Series 18, 5 Year Index,
6/20/17*	(1.00)	0.60	16,500	(294,963)	79,907	(374,870)
JPMorgan Chase Bank, NA:
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 9/20/18*	(5.00)	4.21	810	(36,578)	78,367	(114,945)
CDX-NAIG Series 17, 5 Year Index,
12/20/16*	(1.00)	0.53	8,300	(154,290)	110,950	(265,240)
MBIA, Inc.,
6.625%, 10/01/28, 12/20/13*	(5.00)	0.01	370	(13,565)	8,409	(21,974)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.:
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/15*	(5.00)%	8.37%		$568	$29,801	$16,749	$13,052
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/15*	(5.00)	8.37		567	29,748	18,088	11,660
CDX-EM Series 17, 5 Year Index
6/20/17*	(5.00)	2.66		9,800	(953,703)	(982,249)	28,546
CDX-NAIG Series 20, 5 Year Index
6/20/18*	(1.00)	0.80		24,840	(298,763)	(349,645)	50,882
Fiat SpA,
6.625%, 2/15/13, 12/20/17*	(5.00)	4.18	EUR	165	(8,758)	10,966	(19,724)
Fiat SpA,
6.625%, 2/15/13, 12/20/17*	(5.00)	4.18		235	(12,474)	15,916	(28,390)
Sale Contracts
Bank of America, NA:
Boyd Gaming Corp.,
6.75%, 4/15/14, 3/20/16*	5.00	2.60		$860	59,813	(32,159)	91,972
CDX-NAIG Series 19, 5 Year Index
12/20/2017*	1.00	3.28		917	(89,201)	(147,858)	58,657
CDX-NAIG Series 19, 5 Year Index
12/20/2017*	1.00	3.28		459	(44,601)	(73,768)	29,167
Sanmina - SCI Corp.,
8.125%, 3/01/16, 6/20/17*	5.00	2.81		640	60,245	(29,450)	89,695
Barclays Bank PLC:
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 3/20/16*	5.00	3.90		710	25,471	(45,940)	71,411
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 3/20/16*	5.00	3.90		350	12,556	(27,501)	40,057
Amkor Technology, Inc.	5.00	4.60		264	7,445	4,394	3,051

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Amkor Technology, Inc.	5.00%	4.60%		$236	$6,655	$3,928	$2,727
CDX-NAIG Series 15, 5 Year Index,
12/20/15*	1.00	1.65		500	(7,279)	(37,719)	30,440
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 12/20/14*	5.00	5.88		440	(3,719)	(33,573)	29,854
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 3/20/16*	5.00	9.06		200	(19,001)	(47,416)	28,415
Community Health Systems, Inc.,
8.875%, 7/15/15, 6/20/16*	5.00	1.51		800	92,246	(15,271)	107,517
Freescale Semiconductor, Inc.,
8.875%, 12/15/14, 6/20/16*	5.00	2.85		1,850	136,128	(30,893)	167,021
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	2.48		640	68,780	(3,109)	71,889
MGM Resorts International,
7.625%, 1/15/17, 6/20/17*	5.00	2.86		470	43,530	(21,235)	64,765
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.73		689	47,093	44,922	2,171
Nokia OYJ,
6.75%, 2/04/19, 9/20/17*	5.00	4.87		890	11,530	(138,853)	150,383
NXP BV,
2.961%, 10/15/13, 3/20/16*	5.00	1.65	EUR	550	55,313	18,129	37,184
Owens-Illinois, Inc.,
7.8%, 5/15/18, 6/20/17*	5.00	1.76		430	59,032	24,717	34,315

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Univision Communications, Inc.,
8.5%, 5/15/21, 6/20/16*	5.00%	1.55%	$550	$62,672	$(10,335)	$73,007
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	3.10	650	53,566	15,253	38,313
Citibank, NA:
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.73	909	62,130	60,952	1,178
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00	3.36	580	49,937	11,595	38,342
CDX-NAHY Series 15, 5 Year Index,
12/20/15*	5.00	1.84	2,800	254,480	(154,519)	408,999
CDX-NAHY Series 15, 5 Year Index,
12/20/15*	5.00	1.84	2,500	227,214	(139,045)	366,259
MGM Resorts International,
7.625%, 1/15/17, 6/20/13*	5.00	3.73	332	22,692	23,180	(488)
MGM Resorts International,
7.625%, 1/15/17, 6/20/13*	5.00	0.27	800	10,545	426	10,119
United States Steel Corp.,
6.65%, 6/01/37, 12/20/17*	5.00	5.87	440	(12,331)	(34,950)	22,619
Wind Acquisition Finance S.A.,
5.00%, 12/31/45, 6/20/16*	5.00	3.61	520	26,278	14,326	11,952
Deutsche Bank AG
CDX-NAIG Series 19, 5 Year Index	1.00	3.28	459	(44,637)	(79,979)	35,342

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00%	3.36%		$421	$36,247	$6,101	$30,146
CDX-NAHY Series 15, 3 Year Index,
12/20/13*	5.00	5.25		4,451	40,078	(217,609)	257,687
CDX-NAIG Series 15, 5 Year Index,
12/20/15*	1.00	1.65		900	(13,101)	(68,781)	55,680
CDX-NAIG Series 19, 5 Year Index	1.00	3.28		917	(89,202)	(160,780)	71,578
CDX-NAIG Series 19, 5 Year Index	1.00	3.28		459	(44,600)	(74,970)	30,370
Chesapeake Energy Corp.,
6.625%, 8/15/20, 6/20/17*	5.00	2.34		1,250	140,514	(71,513)	212,027
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00	3.91	EUR	590	39,097	(96,693)	135,790
Mediacom LLC,
9.125%, 8/15/19, 3/20/16*	5.00	1.56		$1,070	109,052	(25,261)	134,313
United States Steel Corp.,
6.65%, 6/01/37, 9/20/17*	5.00	5.58		230	(3,430)	(16,244)	12,814
United States Steel Corp.,
6.65%, 6/01/37, 9/20/17*	5.00	5.58		225	(3,355)	(15,658)	12,303
JPMorgan Chase Bank, NA:
Sabre Holdings Corp.,
6.35%, 3/15/16, 6/20/16*	5.00	2.09		277	26,846	(18,363)	45,209
Morgan Stanley Capital Services, Inc.:
AK Steel Holding Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	8.69		550	(43,683)	4,954	(48,637)
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/18*	5.00	11.41		400	(82,754)	(73,442)	(9,312)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/18*	5.00%	11.41%		$399	$(82,548)	$(71,317)	$(11,231)
CDX-NAIG Series 19, 5 Year Index	1.00	3.28		459	(44,600)	(75,284)	30,684
NXP BV,
2.961%, 10/15/13, 6/20/17*	5.00	2.51	EUR	230	31,683	(12,000)	43,683
NXP BV,
2.961%, 10/15/13, 9/20/17*	5.00	2.65		330	44,462	(19,160)	63,622
UBS AG:
Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/17*	5.00	3.48		$1,050	71,370	(72,114)	143,484
HCA Inc.,
6.375%, 1/15/15, 6/20/17*	5.00	2.06		1,720	214,745	(2,792)	217,537
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	2.05		850	106,164	(41,457)	147,621

					$(1,194,484)	$(3,226,249)	$2,031,765

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	Burger King Worldwide, Inc.	23,000	0.27%	$439	8/15/14	Citibank, NA	$13,761

DIVIDEND SWAP CONTRACTS

Dividend Yield On	Counterparty	Strike Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Dividend Futures	Credit Suisse International	91.80%	12/19/14	$44,764
Euro Stoxx 50 Index Dividend Futures	UBS AG	90.20%	12/18/15	$34,894

				$79,658

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at May 31, 2013
Credit Suisse Securities (USA) LLC+	(6.00	)%*	—	$293,488
Credit Suisse Securities (USA) LLC+	(2.50	)%*	—	1,071,289
Credit Suisse Securities (USA) LLC+	(1.88	)%*	—	547,983
Credit Suisse Securities (USA) LLC+	(1.50	)%*	—	301,526
Credit Suisse Securities (USA) LLC+	(1.25	)%*	—	277,261
Credit Suisse Securities (USA) LLC+	(0.50	)%*	—	1,002,220
Credit Suisse Securities (USA) LLC+	(0.38	)%*	—	2,144,807
Credit Suisse Securities (USA) LLC+	(0.25	)%*	—	803,224
Credit Suisse Securities (USA) LLC+	(0.15	)%*	—	981,822
Credit Suisse Securities (USA) LLC+	(0.05	)%*	—	645,148
Credit Suisse Securities (USA) LLC+	0.00%		—	2,862,226
Deutsche Bank Securities, Inc.+	0.00%		—	1,260,000
ING+	(4.00	)%*	—	943,426

				$13,134,420

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $136,545,627 or 35.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $13,311,560.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2013.
(d)	Variable rate coupon, rate shown as of May 31, 2013.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Security is in default and is non-income producing.
(i)	Pay-In-Kind Payments (PIK).

(j)	This position or a portion of this position represents an unsettled loan purchase. At May 31, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $1,900,446 and $13,321, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,887,079.
(l)	One contract relates to 100 shares.
(m)	One contract relates to 1 share.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,917,484 and gross unrealized depreciation of investments was $(4,143,048), resulting in net unrealized appreciation of $23,774,436.
(p)	An amount of U.S. $232,579 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
JSFC	-	Joint Stock Financial Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$1,811,958	$269,654,143	$515,130	^	$271,981,231
Corporates - Investment Grades	– 0	–	20,812,457	– 0	–	20,812,457
Bank Loans	– 0	–	– 0	–	16,617,158	16,617,158
Collateralized Mortgage Obligations	– 0	–	– 0	–	12,885,294	12,885,294
Emerging Markets - Corporate Bonds	– 0	–	9,470,710	394,088	9,864,798
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	8,751,625	8,751,625
Governments - Treasuries	– 0	–	7,914,912	– 0	–	7,914,912
Common Stocks	5,928,953	– 0	–	1,240,536	7,169,489
Emerging Markets - Sovereigns	– 0	–	5,667,745	– 0	–	5,667,745
Preferred Stocks	4,055,561	1,029,731	– 0	–	5,085,292
Quasi-Sovereigns	– 0	–	4,192,517	– 0	–	4,192,517
Asset-Backed Securities	– 0	–	– 0	–	2,848,312	2,848,312
Local Governments - Municipal Bonds	– 0	–	1,490,718	– 0	–	1,490,718
Governments - Sovereign Bonds	– 0	–	1,282,220	– 0	–	1,282,220
Options Purchased - Puts	– 0	–	644,394	– 0	–	644,394
Governments - Sovereign Agencies	– 0	–	519,461	– 0	–	519,461
Options Purchased - Calls	– 0	–	499,893	– 0	–	499,893
Warrants	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments	10,199,968	– 0	–	– 0	–	10,199,968

Total Investments in Securities	21,996,440	323,178,901	43,252,143	388,427,484
Other Financial Instruments* :
Assets:
Futures Contracts	201,689	– 0	–	– 0	–	201,689
Forward Currency Exchange Contracts	– 0	–	207,847	– 0	–	207,847
Interest Rate Swap Contracts	– 0	–	932,418	– 0	–	932,418
Credit Default Swap Contracts	– 0	–	3,915,823	– 0	–	3,915,823
Total Return Swap Contracts	– 0	–	13,761	– 0	–	13,761
Dividend Swap Contracts	– 0	–	79,658	– 0	–	79,658
Liabilities:
Futures Contracts	(127,054)	– 0	–	– 0	–	(127,054)
Forward Currency Exchange Contracts	– 0	–	(137,723)	– 0	–	(137,723)
Call Options Written	– 0	–	(35,685)	– 0	–	(35,685)
Credit Default Swaptions Written	– 0	–	(157,421)	– 0	–	(157,421)
Interest Rate Swap Contracts	– 0	–	(198,451)	– 0	–	(198,451)
Credit Default Swap Contracts	– 0	–	(1,884,058)	– 0	–	(1,884,058)

Total+	$22,071,075	$325,915,070	$43,252,143	$391,238,288

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades^		Corporates - Investment Grades			Bank Loans
Balance as of 8/31/12	$1,233,762			$759,615		$10,958,957
Accrued discounts/(premiums)	(51,765)			– 0	–	115,002
Realized gain (loss)	60,861			– 0	–	(2,902,346)
Change in unrealized appreciation/depreciation	252,952			– 0	–	3,386,987
Purchases	294,000			– 0	–	11,800,596
Sales	(1,381,281)			– 0	–	(6,742,038)
Transfers in to Level 3	106,601			– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(759,615)		– 0	–

Balance as of 5/31/13+	$515,130		$	– 0	–	$16,617,158

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$48,304		$	– 0	–	$515,965

	Collateralized Mortgage Obligations		Emerging Markets - Corporate Bonds		Commercial Mortgage- Backed Securities
Balance as of 8/31/12	$3,181,707		$428,143			$6,982,910
Accrued discounts/(premiums)	60,277		(733)			34,978
Realized gain (loss)	255,699		(417)			530,872
Change in unrealized appreciation/depreciation	900,318		(3,962)			55,249
Purchases	9,354,559		– 0	–		5,602,650
Sales	(867,266)		(28,943)			(4,455,034)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/13	$12,885,294		$394,088			$8,751,625

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$900,318		$(3,962)			$380,226

	Common Stocks		Asset-Backed Securities		Warrants^
Balance as of 8/31/12	$1,134,891		$4,611,998		$	– 0	–
Accrued discounts/(premiums)	– 0	–	53,948			– 0	–
Realized gain (loss)	– 0	–	450,063			– 0	–
Change in unrealized appreciation/depreciation	(93,254)		438,091			– 0	–
Purchases	198,900		– 0	–		– 0	–
Sales	– 0	–	(2,705,788)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(1)		– 0	–		– 0	–

Balance as of 5/31/13+	$1,240,536		$2,848,312		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(93,254)		$320,290		$	– 0	–

	Unfunded Loan Commitments		Total
Balance as of 8/31/12	$(105,188)		$29,186,795
Accrued discounts/(premiums)	– 0	–	211,707
Realized gain (loss)	74,858		(1,530,410)
Change in unrealized appreciation/depreciation	– 0	–	4,936,381
Purchases	– 0	–	27,250,705
Sales	30,330		(16,150,020)
Transfers in to Level 3	– 0	–	106,601
Transfers out of Level 3	– 0	–	(759,616)

Balance as of 5/31/13	$ – 0	–	$43,252,143

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$ – 0	–	$2,067,887

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$515,129	Third Party Vendor	Evaluated Quotes	$1.25 - $107.75/ $93.12
	$1.00	Qualitative Assessment		$0.00
Bank Loans	$16,617,158	Third Party Vendor	Evaluated Quotes	$89.83 - $130.38/ $100.71
Collateralized Mortgage Obligations	$12,885,294	Third Party Vendor	Evaluated Quotes	$49.38 - $92.53/ $80.89
Emerging Markets - Corporate Bonds	$394,088	Third Party Vendor	Evaluated Quotes	$106.21
Commercial Mortgage-Backed Securities	$8,751,625	Third Party Vendor	Evaluated Quotes	$95.49 - $108.24/ $100.75
Common Stocks	$1,240,536	Indicative Market Quotations		$0.87 - $78.00/ $8.99
Asset-Backed Securities	$2,848,312	Third Party Vendor	Evaluated Quotes	$64.14 - $97.35/ $86.42
Warrants	$0.00	Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 22, 2013